UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-03451

                              SEI TAX EXEMPT TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices)(Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                    DATE OF FISCAL YEAR END: AUGUST 31, 2007

                   DATE OF REPORTING PERIOD: FEBRUARY 28, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.


[LOGO OMITTED]

    New Ways.
SEI New Answers(R)




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SEI Tax Exempt Trust

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Semi-Annual Report as of February 28, 2007

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Tax Free Fund

Institutional Tax Free Fund

Massachusetts Tax Free Money Market Fund

Intermediate-Term Municipal Fund

Short Duration Municipal Fund

Pennsylvania Municipal Bond Fund

Massachusetts Municipal Bond Fund

New Jersey Municipal Bond Fund

New York Municipal Bond Fund

California Municipal Bond Fund




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


TABLE OF CONTENTS



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Schedule of Investments                                                        1
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Statements of Assets and Liabilities                                          70
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Statements of Operations                                                      72
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Statements of Changes in Net Assets                                           74
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Financial Highlights                                                          78
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Notes to Financial Statements                                                 81
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Disclosure of Fund Expenses                                                   88
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Board of Trustees Considerations in Approving the Continuation
of Advisory and Sub-Advisory Agreements                                       90
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The Trust files its complete schedule of portfolio  holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q will be available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Since the Funds in Sei Tax Exempt Trust typically hold only fixed income securities, they generally are not expected to hold securities for which they may be required to vote proxies. Regardless, in light of the possibility that a Fund could hold a security for which a proxy is voted, the Trust has adopted proxy voting policies. A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund

February 28, 2007

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS*:

[BAR CHART OMITTED]
Plot Points for EDGAR Purposes are as follows:

26.0% Education
14.9% Industrial Development
13.6% General Revenue
11.9% Healthcare
 8.7% Utilities
 8.1% Housing
 7.3% General Obligations
 2.5% Transportation
 1.7% Power
 1.4% Nursing Homes
 1.4% Public Facilities
 1.1% Board Bank Revenue
 1.0% Water
 0.2% Pollution Control
 0.2% Airport

*Percentages based on total investments.

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- 103.7%

ALABAMA -- 1.6%
   Jefferson County, Sewer Revenue, Cl A,
     RB, FGIC (A)
        3.710%, 02/01/32                                 $ 9,900       $  9,900
                                                                       --------

ARIZONA -- 2.1%
   Maricopa County, Industrial
     Development Authority, Gran Victoria
     Housing Project, Ser A, RB (A) (C)
        3.670%, 04/15/30                                   2,855          2,855
   Phoenix, Industrial Development
     Authority, Rancho LaDera Project,
     RB (A) (B)
        3.730%, 10/01/23                                  10,300         10,300
                                                                       --------
                                                                         13,155
                                                                       --------

CALIFORNIA -- 0.2%
   Riverside County, Housing Authority,
     De Anza Villas Project, RB (A) (B)
        3.470%, 12/01/16                                     190            190
   San Bernardino County, Housing
     Authority, Indian Knoll Apartments
     Project, Ser A, RB (A) (C)
        3.580%, 05/15/31                                     270            270
   San Diego County, Museum of Art
     Project, COP (A) (B)
        3.700%, 09/01/30                                     400            400
   Three Valleys, Municipal Water District
     Authority, Miramar Water Treatment
     Plant Project, COP (A) (B)
        3.520%, 11/01/14                                     200            200

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Westminster, Redevelopment Agency,
     Commercial Redevelopment Project
     No 1, TAN, AMBAC (A)
        3.600%, 08/01/27                                 $   295       $    295
                                                                       --------
                                                                          1,355
                                                                       --------

COLORADO -- 3.1%
   Arvada, Water Authority, RB, FSA (A)
        3.650%, 11/01/20                                   1,190          1,190
   Boulder, Health Facilities Authority,
     Community Hospital Project,
     RB (A) (B)
        3.670%, 10/01/30                                  15,240         15,240
   NBC, Metropolitan District Authority,
     GO (A) (B)
        3.700%, 12/01/30                                   1,000          1,000
   Stonegate Village, Metropolitan District,
     Ser 1536, GO, MBIA (A)
        3.690%, 12/01/25                                   1,000          1,000
   Thornton, Multi-Family Housing
     Authority, Quaile Ridge Project,
     Ser A, RB (A) (B)
        3.680%, 04/01/10                                     450            450
   University of Toledo, RB, FGIC (A)
        3.570%, 06/01/30                                   1,000          1,000
                                                                       --------
                                                                         19,880
                                                                       --------

DELAWARE -- 1.0%
   Delaware State, Economic
     Development Authority, School
     House Project, RB (A) (B)
        3.700%, 12/01/25                                   3,850          3,850
   Delaware State, Economic
     Development Authority, Wilmington
     Montessori School Project,
     RB (A) (B)
        3.700%, 05/01/20                                   2,470          2,470
                                                                       --------
                                                                          6,320
                                                                       --------

DISTRICT OF COLUMBIA -- 0.1%
   District of Columbia, Laboratory School
     Project, RB (A) (B)
        3.760%, 12/01/23                                     555            555
                                                                       --------

FLORIDA -- 2.1%
   Alachua County, Health Facilities
     Authority, Oak Hammock University
     Project, Ser A, RB (A)
        3.640%, 10/01/32                                     995            995
   Jacksonville, Industrial Development
     Authority, Trailer Marine-Crowly
     Project, RB (A) (B)
        3.600%, 02/01/14                                   3,600          3,600

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007                  1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Miami-Dade County, Industrial
     Development Authority, Saral
     Publications Project, RB (A) (B)
        3.660%, 04/01/08                                 $   300       $    300
   Miami-Dade County, School Board
     District, COP, FGIC (A)
        3.700%, 08/01/21                                   4,010          4,010
   Orange County, Multi-Family Housing
     Authority, Post Fountains Project,
     RB (A) (C)
        3.520%, 06/01/25                                   1,000          1,000
   Sarasota County, Utility Systems
     Authority, RB, FGIC (A)
        3.720%, 10/01/10                                   3,720          3,720
                                                                       --------
                                                                         13,625
                                                                       --------

GEORGIA -- 3.5%
   Catoosa County, Industrial
     Development Authority, Galaxy
     Carpet Project, RB (A) (B)
        3.660%, 12/01/11                                   6,500          6,500
   DeKalb County, Multi-Family Housing
     Authority, Winters Creek Apartments
     Project, RB (A) (C)
        3.540%, 06/15/25                                     400            400
   DeKalb County, Multi-Family Housing
     Authority, Woodhills Apartments
     Project, RB (A) (B)
        3.570%, 12/01/07                                     450            450
   Fulton County, Multi-Family Housing
     Authority, Hampton Hills Apartments
     Project, RB (A) (C)
        3.660%, 06/01/23                                   2,100          2,100
   Georgia State, IPS Multi-School
     Building Industrial Authority,
     RB, MBIA (A) (C)
        3.560%, 01/15/25                                   6,470          6,470
   Georgia State, Main Street Natural Gas
     Authority, Ser C-11, RB (A) (C)
        3.570%, 03/15/13                                   5,260          5,260
   Gwinnett County, Multi-Family Housing
     Authority, Greens Apartments
     Project, RB (A)
        3.550%, 06/15/25                                     700            700
   Savannah, Economic Development
     Authority, Westside Urban Health
     Center Project, Ser A, RB (A) (B)
        3.570%, 03/01/18                                     105            105
                                                                       --------
                                                                         21,985
                                                                       --------

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

ILLINOIS -- 9.1%
   Central Lake County, Joint Action
     Project, Ser B18, RB, AMBAC (A)
        3.560%, 05/01/20                                 $ 1,395       $  1,395
   Chicago, Board of Education, GO,
     AMBAC (A)
        3.710%, 12/01/24                                      15             15
   Chicago, Board of Education,
     Ser E, GO, FSA (A)
        3.670%, 03/01/15                                  14,190         14,190
   Eclipse Funding Trust, Solar Eclipse-
     Southern Illinois University, RB,
     MBIA (A)
        3.690%, 04/01/14                                   5,000          5,000
   Illinois State, Development Financing
     Authority, Christian Brothers Services
     Project, RB (A) (B)
        3.800%, 05/01/20                                   1,400          1,400
   Illinois State, Development Financing
     Authority, Creative Children's
     Academy Project, RB (A) (B)
        4.000%, 10/01/28                                   2,400          2,400
   Illinois State, Finance Authority, Rest
     Haven Christian Service Project,
     Ser B, RB (A) (B)
        3.670%, 11/15/34                                   5,330          5,330
   Illinois State, Health Facilities Authority,
     Memorial Health Systems Project,
     RB (A) (B)
        3.690%, 10/01/22                                   2,100          2,100
   Illinois State, Regional Transportation
     Authority, RB, FGIC (A)
        3.710%, 07/01/27                                   5,980          5,980
   Lake County, Community Consolidated
     School District No. 73, Ser 329, GO,
     FGIC (A)
        3.710%, 12/01/14                                   1,010          1,010
   Lake County, Warren Township
     Highschool Project, GO, FGIC (A)
        3.700%, 03/01/24                                  10,445         10,445
   Macon County, Industrial Development
     Authority, Decatur Family YMCA
     Project, RB (A)
        3.800%, 05/01/35                                   4,400          4,400
   Skokie, Economic Development
     Authority, Skokie Fashion Square
     Project, RB (A) (B)
        4.025%, 12/01/14                                   4,350          4,350
                                                                       --------
                                                                         58,015
                                                                       --------


--------------------------------------------------------------------------------
2                  SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

INDIANA -- 7.1%
   Bartholomew County, Consolidated
     School District, TAW
        4.000%, 12/31/07                                 $ 4,570       $  4,582
   East Porter County, School Building,
     Ser DB, RB (A)
        3.710%, 07/15/20                                   5,260          5,260
   Elkhart County, Industrial Development
     Authority, Hubbard Hill Estates
     Project, RB (A) (B)
        3.690%, 11/01/21                                     935            935
   Hamilton, Southeastern Schools,
     Ser 2682, RB, FSA (A)
        3.720%, 07/10/17                                   6,485          6,485
   Hamilton, Southeastern Schools,
     Temporary Loan Warrants
        3.800%, 12/31/07                                   2,000          2,002
   Indiana State, Bond Bank, Advanced
     Funding Program, Ser A, RB
        4.250%, 01/31/08                                   1,000          1,005
   Indiana State, Development Finance
     Authority, Brebeuf Preparatory
     School Project, RB (A) (B)
        3.950%, 07/01/26                                   3,400          3,400
   Indiana State, Development Finance
     Authority, Cathedral High School
     Project, RB (A) (B)
        3.690%, 09/01/26                                     565            565
   Indiana State, Educational Facilities
     Authority, University of Evansville
     Project, Ser B, RB (A) (B)
        3.730%, 12/01/29                                   1,900          1,900
   Indiana State, GCS School Building,
     RB, FSA (A)
        3.730%, 07/15/26                                   3,385          3,385
   Indiana State, Health Facilities
     Financing Authority, Fayette
     Memorial Hospital Association
     Project, Ser A, RB (A) (B)
        3.690%, 10/01/32                                   2,045          2,045
   Indiana State, Health Facilities
     Financing Authority, Fayette
     Memorial Hospital Association
     Project, Ser B, RB (A) (B)
        3.690%, 10/01/22                                   2,580          2,580
   Indiana State, Health Facilities
     Financing Authority, Margaret
     Mary Community Hospital Project,
     Ser A, RB (A) (B)
        3.690%, 12/01/29                                     340            340
   Indiana State, Industrial Development
     Authority, Goodwill Industries Center
     Project, RB (A) (B)
        3.720%, 06/01/16                                   1,435          1,435

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Logansport, Community School, TAW
        4.000%, 12/31/07                                 $ 2,000       $  2,005
   New Palestine, Industrial Economic
     Development Authority, UMC
     Community Center Project,
     RB (A) (B)
        3.690%, 10/01/31                                   2,625          2,625
   Northern Wells, Community Schools,
     TAW
        3.700%, 12/31/07                                   2,000          2,001
   Strafford County, TAN
        4.250%, 12/31/07                                   2,900          2,901
                                                                       --------
                                                                         45,451
                                                                       --------

IOWA -- 1.9%
   Iowa State, Healthcare Facilities
     Authority, Care Initiatives Project,
     RB (A) (B)
        3.690%, 11/01/32                                   2,320          2,320
   Iowa State, Higher Education Loan
     Authority, Private College Facilities,
     Des Moines Project, RB (A) (B)
        3.690%, 10/01/24                                   2,005          2,005
        3.690%, 10/01/33                                   2,305          2,305
   Iowa State, Higher Education Loan
     Authority, Private College Facilities,
     Morningside College Project,
     RB (A) (B)
        3.690%, 07/01/26                                     800            800
   Iowa State, Higher Education Loan
     Authority, Private College Facilities,
     Wartburg Project, RB (A) (B)
        3.690%, 03/01/30                                   4,450          4,450
                                                                       --------
                                                                         11,880
                                                                       --------

KANSAS -- 2.4%
   Kansas State, Development Finance
     Authority, Department of
     Administration Project, Ser J-2,
     RB (A)
        3.640%, 12/01/34                                   1,595          1,595
   Kansas State, Development Finance
     Authority, Multi-Family Housing,
     Woodridge Project, RB (A) (C)
        3.670%, 03/01/31                                   3,000          3,000
   Leavenworth County, GO, FGIC (A)
        3.720%, 09/01/26                                      15             15
   Topeka, Multi-Family Housing
     Authority, Fleming Court Project,
     RB (A) (B)
        3.750%, 12/01/28                                   3,685          3,685

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007                  3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Wyandotte County, Government
     Facilities Project, Temporary Notes,
     Ser I, GO
        3.730%, 04/01/07                                 $ 7,000       $  7,000
                                                                       --------
                                                                         15,295
                                                                       --------

KENTUCKY -- 1.1%
   Hardin County, Water District No. 1,
     RB (A) (B)
        3.700%, 09/01/22                                   1,170          1,170
   Jefferson County, Retirement Home
     Facilities Authority, Nazareth Library
     Project, RB (A) (B)
        3.690%, 10/01/19                                   1,165          1,165
   Kentucky State, Development Finance
     Authority, Havery Brewers Project,
     Ser C2, RB (A) (B)
        3.770%, 12/01/31                                     390            390
   Kentucky State, Development Finance
     Authority, New Harmony Project,
     Ser A2, RB (A) (B)
        3.770%, 12/01/31                                     430            430
   Kentucky State, Rural Water Finance
     Authority, Construction Notes,
     Ser A-1, RB (A)
        3.625%, 04/01/09                                   1,600          1,600
   Lexington-Fayette Urban County,
     Government Housing Authority,
     Richmond Place Project, RB (A) (B)
        3.750%, 04/01/15                                   2,000          2,000
   Muhlenberg County, Airport District,
     Ser B-2, RB (A) (B)
        3.770%, 12/01/31                                     415            415
                                                                       --------
                                                                          7,170
                                                                       --------

LOUISIANA -- 1.1%
   Louisiana State, Public Facilities
     Authority, Emberwood Project,
     Ser A, RB (A) (C)
        3.670%, 11/15/33                                   7,000          7,000
                                                                       --------

MARYLAND -- 1.5%
   Maryland State, Community
     Development Administration,
     Residential Project, Ser C, RB
        3.375%, 03/07/07                                   1,500          1,500
   Maryland State, Community
     Development Administration,
     Residential Project, Ser Q, RB
        3.590%, 12/14/07                                   3,870          3,870

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Maryland State, Health & Higher
     Education Authority, Pickersgill
     Project, Ser A, RB, Radian
     Insured (A)
        3.670%, 01/01/35                                 $ 3,975       $  3,975
                                                                       --------
                                                                          9,345
                                                                       --------

MASSACHUSETTS -- 8.3%
   Massachusetts State, Development
     Finance Agency, Assumption College
     Project, Ser A, RB (A) (B)
        3.540%, 03/01/32                                   3,400          3,400
   Massachusetts State, Development
     Finance Agency, Belmont Day
     School Project, RB (A) (B)
        3.680%, 07/01/31                                   4,500          4,500
   Massachusetts State, Development
     Finance Agency, Boston College
     High School Project, RB (A) (B)
        3.540%, 08/01/36                                   3,000          3,000
   Massachusetts State, Development
     Finance Agency, Brooks School
     Issue, Ser A, RB, MBIA (A)
        3.680%, 07/01/29                                   2,395          2,395
   Massachusetts State, Development
     Finance Agency, Dana Hall School
     Project, RB (A) (B)
        3.660%, 06/01/34                                   1,900          1,900
   Massachusetts State, Development
     Finance Agency, Elderhostel Inc.
     Project, RB (A)
        3.650%, 08/01/30                                   3,165          3,165
   Massachusetts State, Development
     Finance Agency, Marine Biological
     Lab Project, RB (A) (B)
        3.680%, 10/01/36                                   2,000          2,000
   Massachusetts State, Development
     Finance Agency, Ser 563, RB (A)
        3.690%, 07/01/35                                   5,340          5,340
   Massachusetts State, Development
     Finance Agency, Suffolk University
     Project, Ser A, RB (A)
        3.560%, 07/01/35                                   5,930          5,930
   Massachusetts State, Health &
     Educational Facilities Authority,
     Falmouth Assisted Living Project,
     Ser A, RB (A) (B)
        3.670%, 11/01/26                                     500            500
   Massachusetts State, Health &
     Educational Facilities Authority,
     The Boston Home Project,
     Ser B, RB (A) (B)
        3.680%, 06/01/32                                   1,500          1,500

--------------------------------------------------------------------------------
4                  SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Massachusetts State, Industrial
     Finance Agency, Goddard House
     Project, Ser 1995, RB (A)
        3.660%, 11/01/25                                 $ 1,815       $  1,815
   Massachusetts State, Industrial
     Finance Agency, Jewish Geriatric
     Services Project, Ser A, RB (A) (B)
        3.490%, 05/15/13                                   1,240          1,240
   Massachusetts State, Ser B30, GO,
     FSA (A)
        3.550%, 09/01/25                                   4,000          4,000
   Massachusetts State, Turnpike
     Authority, Ser 334, RB, MBIA (A)
        3.680%, 01/01/37                                   5,543          5,543
   Montachusett, Regional Transit
     Authority, RAN
        4.500%, 06/15/07                                   1,800          1,803
   New Bedford, RAN
        3.700%, 04/13/07                                   1,500          1,500
   Southeastern Regional Transportation
     Authority, RAN
        3.850%, 09/07/07                                   1,300          1,301
   Worcester Regional Transit Authority,
     RAN
        4.250%, 06/29/07                                   2,000          2,002
                                                                       --------
                                                                         52,834
                                                                       --------

MICHIGAN -- 2.5%
   Farmington Hills, Botsford General
     Hospital Project, Ser B, RB,
     MBIA (A) (B)
        3.690%, 02/15/16                                   1,550          1,550
   Jackson County, Economic
     Development Authority, Limited
     Thrifty Leoni Project, RB (A) (B)
        3.680%, 12/01/14                                     800            800
   Michigan State, Higher Educational
     Facilities Authority, Adrian College
     Project, RB (A) (B)
        3.690%, 03/01/31                                   2,000          2,000
   Michigan State, Hospital Finance
     Authority, Ascension Health Credit
     Project, Ser B, RB (A)
        5.375%, 11/15/33                                   1,000          1,017
   Michigan State, Housing Development
     Authority, Courtyards of Taylor
     Project, Ser A, RB (A) (C)
        3.660%, 08/15/32                                   1,400          1,400
   Michigan State, Housing Development
     Authority, Parks of Taylor Apartments
     Project, Ser A, RB (A) (C)
        3.660%, 08/15/32                                   2,600          2,600

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Michigan State, Job Development
     Authority, East Lansing Residential
     Project, RB (A) (B)
        3.600%, 12/01/14                                 $ 1,900       $  1,900
   Michigan State, Strategic Fund, Van
     Andel Research Institute Project,
     RB (A) (B)
        3.700%, 11/01/27                                   3,865          3,865
   Northville Township, Economic
     Development Authority, Thrifty
     Northville Project, RB (A) (B)
        3.680%, 05/01/14                                   1,000          1,000
                                                                       --------
                                                                         16,132
                                                                       --------

MINNESOTA -- 2.0%
   Arden Hills, Housing & Health
     Authority, Presbyterian Homes
     Project, Ser A, RB (A) (B)
        3.690%, 09/01/29                                   6,521          6,521
   Arden Hills, Housing & Health
     Authority, Presbyterian Homes
     Project, Ser B, RB (A) (B)
        3.690%, 09/01/29                                     728            728
   Austin, Industrial Development
     Authority, Supervalue Incorporated
     Project, RB (A) (B)
        3.620%, 12/01/13                                   1,400          1,400
   Coon Rapids, Health Center Systems
     Project, RB (A) (B)
        3.700%, 08/01/15                                   2,045          2,045
   Lauderdale, Children's Home Society
     Project, RB (A) (B)
        3.740%, 12/01/30                                      25             25
   Minneapolis & St. Paul, Municipal
     Securities Trust, RB, FGIC (A)
        3.590%, 01/01/31                                   1,000          1,000
   St. Paul, Housing & Redevelopment
     Authority, Minnesota Public Radio
     Project, RB (A) (B)
        3.690%, 05/01/22                                   1,000          1,000
                                                                       --------
                                                                         12,719
                                                                       --------

MISSOURI -- 2.9%
   Clayton, Industrial Development
     Authority, Bailey Court Project,
     RB (A) (B)
        3.800%, 01/01/09                                   1,900          1,900


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007                  5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Kansas City, Industrial Development
     Authority, Springs Apartment
     Project, RB (A) (B)
        3.950%, 09/01/25                                 $   100       $    100
   Kansas City, Industrial Development
     Authority, Woodlands Partners
     Project, RB (A) (C)
        3.710%, 02/15/31                                   4,045          4,045
   Kirkwood, Tax Increment Revenue
     Authority, Kirkwood Commons
     Project, RB (A) (B)
        3.690%, 10/01/17                                     340            340
   Missouri State, Health & Educational
     Facilities Authority, Bethesda Health
     Group Project, Ser A, RB (A) (B)
        3.690%, 08/01/31                                   1,000          1,000
   Missouri State, Health & Educational
     Facilities Authority, Kansas City
     Art Institute, RB (A) (B)
        3.690%, 12/01/35                                     800            800
   Missouri State, Health & Educational
     Facilities Authority, Lutheran
     Senior Services Project, RB (A) (B)
        3.510%, 02/01/31                                     160            160
   Missouri State, Health & Educational
     Facilities Authority, Missouri
     Valley College, RB (A) (B)
        3.690%, 10/01/31                                     100            100
   Missouri State, Health & Educational
     Facilities Authority, St. Louis
     University Project, RB (A)
        3.670%, 07/01/32                                     375            375
   Missouri State, Public Utilities
     Commission, Interim Construction
     Notes, RB
        4.500%, 09/15/07                                   1,100          1,105
   St. Charles County, Industrial
     Development Authority, Sun River
     Village Project, RB (A) (B)
        3.710%, 12/01/27                                   8,500          8,500
                                                                       --------
                                                                         18,425
                                                                       --------

MONTANA -- 3.1%
   Montana State, Board Investment
     Authority, Inter Capital Project,
     RB (A)
        3.650%, 03/01/25                                  19,730         19,730
                                                                       --------

NEBRASKA -- 2.4%
   Nebraska State, Educational Finance
     Authority, Creighton University
     Project, Ser B, RB (A)
        3.690%, 12/15/12                                   2,000          2,000

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Nebraska State, Public Power
     Generation, Ser 7, RB, AMBAC (A)
        3.690%, 01/01/37                                 $10,000       $ 10,000
   Scotts Bluff County, Hospital
     Authority, Regional West Medical
     Center, Radian Insured, RB (A)
        3.680%, 12/01/28                                   3,000          3,000
                                                                       --------
                                                                         15,000
                                                                       --------

NEVADA -- 0.6%
   Clark County, School District, Ser D12,
     GO, AMBAC (A)
        3.560%, 06/15/25                                   1,000          1,000
   Nevada State, ABN Amro Munitops
     Certificate Trust, Ser 2004-41, GO,
     FGIC (A)
        3.700%, 06/01/11                                   2,700          2,700
                                                                       --------
                                                                          3,700
                                                                       --------

NEW JERSEY -- 0.6%
   Flemington, BAN
        4.500%, 04/12/07                                   1,387          1,388
   Perth Amboy, BAN
        4.350%, 10/19/07                                   2,500          2,511
                                                                       --------
                                                                          3,899
                                                                       --------

NEW HAMPSHIRE -- 0.5%
   Cheshire County, TAN
        3.750%, 12/27/07                                   1,500          1,501
   Merrimack County, TAN
        4.250%, 12/28/07                                   2,000          2,007
                                                                       --------
                                                                          3,508
                                                                       --------

NEW YORK -- 3.4%
   Albany, Industrial Development Agency,
     Research Foundation of the State
     University of New York Project,
     Ser A, RB (A)
        3.740%, 07/01/32                                     300            300
   Gloversville City, School District, BAN
        3.740%, 09/27/07                                   4,500          4,502
   Liberty, Industrial Development
     Authority, RB (A)
        3.690%, 10/01/35                                   1,300          1,300
   New York State, Greater Southern Tier
     Board of Cooperative, RAN
        3.750%, 06/29/07                                   4,800          4,801
   New York State, Municipal Securities
     Trust, Cl A, RB (A)
        3.540%, 01/09/30                                   6,115          6,115

--------------------------------------------------------------------------------
6                  SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   New York State, Municipal Securities
     Trust, Cl A, RB, FHA (A)
        3.680%, 08/15/37                                 $ 4,835       $  4,835
                                                                       --------
                                                                         21,853
                                                                       --------

NORTH CAROLINA -- 0.5%
   Sampson County, COP, FSA (A)
        3.690%, 06/01/34                                   3,330          3,330
                                                                       --------

OHIO -- 6.3%
   Adams County, Ohio Valley School
     District Improvement Project, BAN
        4.400%, 05/15/07                                   2,500          2,504
   Avon, Ser 2, BAN
        3.950%, 09/27/07                                   1,210          1,212
   Fairfield & Union Local School
     District, BAN
        4.500%, 03/01/07                                   3,000          3,000
   Gates Mills, BAN
        4.250%, 05/24/07                                   1,425          1,426
   Geauga County, Human Services Building
     Project, BAN
        4.250%, 12/06/07                                   1,200          1,205
   Greene County, Ser E, BAN
        4.250%, 11/20/07                                   3,000          3,015
   Hamilton County, BAN
        4.500%, 09/14/07                                   1,000          1,004
   Hamilton County, Economic Development
     Authority, RB (A) (B)
        3.690%, 11/01/21                                   2,000          2,000
   Henry County, Facilities Improvement-
     Hospital Project, RB (A) (B)
        3.720%, 03/01/31                                   2,500          2,500
   Lima, Refunding & Improvement
     Authority, Lima Memorial Hospital
     Project, RB (A) (B)
        3.720%, 12/01/10                                   1,230          1,230
   Lorain County, Industrial Development
     Authority, Regional Medical Center
     Project, RB (A) (B)
        3.590%, 05/01/22                                   1,240          1,240
   New Albany, Community Authority,
     Infrastructure Improvement Project,
     Ser C, RB (A) (B)
        3.660%, 02/01/25                                   2,000          2,000
   Ohio State, Higher Educational
     Facilities Commission, Cuyahoga
     Ohio Community College, Ser B,
     RB, AMBAC (A) (B)
        3.670%, 12/01/32                                   4,700          4,700
   Ohio State, Higher Educational
     Facilities Commission, Kenyon
     College Project, RB (A) (B)
        3.550%, 11/01/35                                     700            700

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Ohio State, Higher Educational
     Facilities Commission, Mount Union
     College Project, RB (A)
        3.670%, 09/01/20                                 $ 2,690       $  2,690
   Perrysburg, BAN
        4.000%, 05/24/07                                   1,542          1,543
   Perrysburg, Library Improvement
     Project, BAN
        4.250%, 11/08/07                                   1,000          1,004
   Richmond Heights, Variable Purpose
     Improvement Project, BAN
        4.250%, 12/20/07                                   2,700          2,713
   Stark County, Industrial Development
     Authority, Newmarket Packaging
     Limited Project, RB (A) (B)
        3.900%, 11/01/14                                   1,325          1,325
   University of Cincinnati, Ser C, BAN
        4.500%, 01/24/08                                   2,000          2,015
   Vandalia, BAN
        3.800%, 08/24/07                                   1,128          1,128
                                                                       --------
                                                                         40,154
                                                                       --------

OKLAHOMA -- 2.0%
   Tulsa, Industrial Development
     Authority, Children's Coalition
     Project, RB (A) (B)
        3.950%, 04/01/15                                   1,025          1,025
   Tulsa, Industrial Development
     Authority, Ser A, RB (A)
        3.600%, 05/15/17                                  12,000         12,000
                                                                       --------
                                                                         13,025
                                                                       --------

OREGON -- 1.0%
   Clackamas County, Hospital Facilities
     Authority, Senior Living Facilities-
     Mary's Woods Project, RB (A) (B)
        3.670%, 11/01/29                                   3,735          3,735
   Oregon State, School Boards Association
     Short-Term Borrowing, Ser A, COP
        3.850%, 05/31/07                                   2,810          2,810
                                                                       --------
                                                                          6,545
                                                                       --------

PENNSYLVANIA -- 5.6%
   Allegheny County, Hospital
     Development Authority, Presbyterian
     University Hospital Project, Ser B-2,
     RB (A) (B)
        3.700%, 03/01/18                                     675            675
   Allegheny County, Industrial
     Development Authority, Commercial
     Development, Two Marquis Project,
     RB (A) (B)
        3.700%, 12/01/14                                   2,635          2,635
--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007                  7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Allegheny County, Industrial
     Development Authority, Jewish Home &
     Hospital Project, Ser B, RB (A) (B)
        3.670%, 10/01/26                                 $ 2,955       $  2,955
   Allegheny County, Industrial
     Development Authority, Parkway
     Center Project, Ser A, RB (A) (B)
        3.690%, 05/01/09                                     675            675
   Allegheny County, Industrial
     Development Authority, Pittsburgh
     Theological Society Project,
     RB (A) (B)
        3.820%, 08/01/31                                   2,100          2,100
   Central Bucks, School District,
     Ser A, GO, FGIC (A)
        3.700%, 02/01/20                                   1,130          1,130
   Cumberland County, Municipal Authority,
     Presbyterian Homes Project, Ser B,
     RB, Radian Insured (A)
        3.650%, 12/01/26                                   2,700          2,700
   Erie County, Hospital Development
     Authority, Ser 820, RB, MBIA (A)
        3.690%, 07/01/22                                   3,200          3,200
   Harrisburg, Water Authority, Ser B,
     RB, FSA (A)
        3.700%, 07/15/17                                   1,000          1,000
   Hazleton, Industrial Development
     Authority, MMI Preparatory School
     Project, RB (A) (B)
        3.670%, 10/01/24                                   1,735          1,735
   McCandless, Industrial Development
     Authority, Bradford Foundation
     Project, Ser A, RB (A) (B)
        3.700%, 01/01/30                                   1,730          1,730
   Moon Township, Industrial Development
     Authority, Executive Office
     Association Project, RB (A) (B)
        3.670%, 11/01/10                                   2,250          2,250
   Mount Lebanon, School District,
     Ser B19, GO, MBIA (A)
        3.560%, 02/15/27                                   2,400          2,400
   Northampton County, Industrial
     Development Authority, Moravian
     Academy Project, RB (A) (B)
        3.670%, 02/01/18                                   1,450          1,450
   Pennsylvania State, Economic
     Development Financing Authority,
     Mercy Health Systems Project,
     Ser E-1, RB (A) (B)
        3.670%, 09/01/19                                   1,400          1,400

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Pennsylvania State, Higher Education
     Facilities Authority, Association of
     Independent Colleges Project,
     Ser I1, RB (A) (B)
        3.630%, 11/01/31                                 $ 1,500       $  1,500
   Pennsylvania State, Higher Educational
     Facilities Authority, Association of
     Independent Colleges Project,
     Ser I5, RB (A) (B)
        3.680%, 11/01/21                                   4,000          4,000
   Pennsylvania State, Higher Educational
     Facilities Authority, St. Josephs
     University Project, Ser A, RB,
     Radian Insured (A)
        3.620%, 05/01/31                                     600            600
   Pennsylvania State, Public School
     Building Authority, Parkland School
     District Project, Ser D, RB, FGIC (A)
        3.700%, 03/01/19                                   1,140          1,140
   Philadelphia, Industrial Development
     Authority, School for the Deaf
     Project, RB (A) (B)
        3.700%, 11/01/32                                     400            400
                                                                       --------
                                                                         35,675
                                                                       --------

SOUTH CAROLINA -- 1.6%
   Greenville County, School District, UBS
     Municipal CRVs, RB (A)
        3.690%, 06/01/14                                   2,815          2,815
   South Carolina State, Economic Jobs
     Development Authority, St. Joseph's
     High School Project, RB (A)
        3.850%, 05/15/25                                   4,500          4,500
   South Carolina State, Ser C05,
     GO (A) (B)
        3.560%, 04/01/28                                   3,000          3,000
                                                                       --------
                                                                         10,315
                                                                       --------

SOUTH DAKOTA -- 0.8%
   South Dakota State, Conservancy
     District Authority, RB (A)
        3.720%, 08/01/26                                   4,985          4,985
                                                                       --------

TENNESSEE -- 3.4%
   Franklin County, Health & Education
     Facilities, University of the South
     Sewanee Project, RB (A)
        3.600%, 09/01/10                                   1,100          1,100
   Knox County, Industrial Development
     Board, Professional Plaza Project,
     RB, FGIC (A) (B)
        3.750%, 12/01/14                                   1,400          1,400

--------------------------------------------------------------------------------
8                  SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Metropolitan Nashville & Davidson
     County, Health & Educational
     Facilities Board, Dede Wallace
     Healthcare Systems Project,
     RB (A) (B)
        3.660%, 03/01/16                                 $   500       $    500
   Tennessee State, Energy Acquisition,
     RB (A)
        3.710%, 09/01/26                                  17,600         17,600
   Tennessee State, Energy Acquisition,
     Ser C05, RB (A)
        3.570%, 09/01/26                                     800            800
                                                                       --------
                                                                         21,400
                                                                       --------

TEXAS -- 6.4%
   Gulf Coast, Industrial Development
     Authority, Petrounited Project,
     RB (A) (B)
        3.730%, 11/01/19                                   1,500          1,500
   Gulf Coast, Waste Disposal Authority,
     Armco Project, RB (A)
        3.670%, 12/01/08                                   1,500          1,500
   Houston, Independent School District,
     Ser 1111, GO (A)
        3.690%, 02/15/26                                     500            500
   Houston, Utilities Systems Revenue
     Authority, RB, FSA (A)
        3.700%, 11/15/30                                   9,000          9,000
   Houston, Utilities Systems Revenue
     Authority, Ser B17, RB, MBIA (A)
        3.560%, 05/15/27                                     450            450
   Texas State, ABN Amro Munitops
     Certificates Trust, Ser 2006-30,
     GO (A)
        3.700%, 08/15/14                                   5,000          5,000
   Texas State, Multi-Family Housing
     Authority, Department of Housing &
     Community Affairs, High Point
     Project, RB (A) (C)
        3.540%, 02/01/23                                     995            995
   Texas State, Municipal Gas Acquisition
     & Supply, RB (A)
        3.730%, 12/15/17                                  10,000         10,000
   Texas State, TRAN
        4.500%, 08/31/07                                   4,000          4,018
   Texas State, University Systems
     Financing Revenue, RB, FSA (A)
        3.720%, 03/15/27                                       5              5
   Travis County, GO (A)
        3.730%, 03/01/22                                   7,955          7,955
                                                                       --------
                                                                         40,923
                                                                       --------

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

VERMONT -- 2.8%
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Capital Asset Financing Project,
     Ser 1, RB (A) (B)
        3.690%, 06/01/22                                 $   445       $    445
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Capital Asset Financing Project,
     Ser 2, RB (A) (B)
        3.690%, 06/01/27                                   2,400          2,400
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Middlebury College Project,
     Ser A, RB (A)
        3.580%, 11/01/27                                   3,170          3,170
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Porter Hospital Project, Cl A,
     RB (A) (B)
        3.690%, 10/01/35                                   5,430          5,430
   Vermont State, Municipal Board Bank,
     RB, MBIA (A)
        3.700%, 12/01/21                                   6,285          6,285
                                                                       --------
                                                                         17,730
                                                                       --------

WASHINGTON -- 3.4%
   King County, School District, Stars
     Project, GO, FSA (A)
        3.710%, 12/01/21                                   5,000          5,000
   Washington State, ABN Amro Munitops
     Certificate Trust, Ser 2005-28, RB,
     MBIA (A)
        3.700%, 03/01/13                                   2,995          2,995
   Washington State, Eclipse Funding
     Trust, Solar Eclipse Project, RB,
     MBIA (A)
        3.710%, 03/01/35                                  10,975         10,975
   Washington State, Economic Development
     Finance Authority, Pioneer Human
     Services Project, Ser H, RB (A) (B)
        3.630%, 09/01/18                                     145            145
   Washington State, Housing Finance
     Commission, Museum History &
     Industry Project, RB (A) (B)
        3.630%, 12/01/33                                     800            800
   Washington State, Housing Finance
     Commission, Pioneer Human Services
     Program, Ser A, RB (A) (B)
        3.630%, 08/01/19                                     200            200


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007                  9

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund (Concluded)

February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Washington State, Housing Finance
     Commission, Rockwood Retirement
     Communities Program, Ser A,
     RB (A) (B)
        3.630%, 01/01/30                                 $   400       $    400
   Washington State, Seattle Municipal
     Light & Power Revenue Authority,
     RB, MBIA (A)
        3.650%, 10/01/21                                     955            955
                                                                       --------
                                                                         21,470
                                                                       --------

WISCONSIN -- 5.3%
   Menomonee Falls, Industrial
     Development Authority, Maysteel
     Project, RB (A) (B)
        3.770%, 11/01/14                                   1,900          1,900
   Milwaukee, Redevelopment Authority,
     Montessori Society School Project,
     RB (A) (B)
        3.740%, 07/01/21                                      85             85
   Sauk Prairie School District, TRAN
        3.790%, 09/21/07                                   1,200          1,200
   West Allis, State Fair Park Exposition,
     RB (A) (B)
        3.690%, 08/01/28                                   6,295          6,295
   Wisconsin State, Health & Educational
     Facilities Authority, Blood Center
     Project, Ser A, RB (A) (B)
        3.540%, 06/01/19                                   2,760          2,760
   Wisconsin State, Health & Educational
     Facilities Authority, Concordia
     University Project, RB (A)
        3.750%, 10/01/26                                   3,250          3,250
   Wisconsin State, Health & Educational
     Facilities Authority, Edgewood
     College Project, RB (A) (B)
        3.690%, 10/01/31                                   4,900          4,900
   Wisconsin State, Health & Educational
     Facilities Authority, Mercy Health
     Systems Project, Ser C, RB (A) (B)
        3.670%, 08/15/23                                   4,275          4,275
   Wisconsin State, Health & Educational
     Facilities Authority, Oakwood
     Project, Ser B, RB (A) (B)
        3.680%, 08/15/30                                   1,000          1,000
   Wisconsin State, Health & Educational
     Facilities Authority, Pooled Loan
     Financing Program, Ser B, RB (A)
        3.540%, 11/01/11                                     800            800

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Wisconsin State, Health & Educational
     Facilities Authority, Watertown
     Memorial Hospital Project, RB,
     Radian Insured (A)
        3.680%, 09/01/36                                 $ 5,000       $  5,000
   Wisconsin State, School Districts,
     Ser A2, COP
        4.500%, 09/19/07                                   1,200          1,206
   Wisconsin State, Eclipse Funding Trust,
     Solar Eclipse Project, GO, FSA (A)
        3.690%, 05/01/27                                   1,000          1,000
                                                                       --------
                                                                         33,672
                                                                       --------

MULTI-STATE -- 0.4%
   Multi-State, ABN Amro Munitops
     Certificates Trust, Ser 2004-43, GO,
     FGIC (A)
        3.700%, 12/01/12                                   2,500          2,500
                                                                       --------

Total Municipal Bonds
   (Cost $660,454) ($ Thousands)                                        660,454

Total Investments -- 103.7%
   (Cost $660,454) ($ Thousands)                                       $660,454
                                                                       ========

Percentages are based on Net Assets of $642,289 ($ Thousands).
(A) Floating Rate Security. The rate reflected on the Schedule of Investments is the rate in effect on February 28, 2007. The demand and interest rate reset feature gives this security a shorter effective maturity date.
(B) Securities are held in connection with a letter of credit issued by a major bank.
(C) Securities are collateralized under an agreement from FHLMC and FNMA.
AMBAC -- American Municipal Bond Assurance Company
BAN -- Bond Anticipation Note
Cl -- Class
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA -- Federal Housing Authority
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
Radian -- Radian Asset Assurance, Inc.
RAN -- Revenue Anticipation Note
RAW -- Revenue Anticipation Warrant
RB -- Revenue Bond
Ser -- Series
TAN -- Tax Anticipation Note
TAW -- Tax Anticipation Warrant
TRAN -- Tax and Revenue Anticipation Note


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
10                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007

Institutional Tax Free Fund

February 28, 2007

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS*:

[BAR CHART OMITTED]
Plot Points for EDGAR Purposes are as follows:

23.1% Education
16.4% General Revenue
13.2% Healtcare
11.0% Industrial Development
 7.9% General Obligations
 6.7% Utilities
 6.1% Housing
 4.8% Public Facilities
 3.7% Power
 2.0% Transportation
 1.5% Nursing Homes
 1.3% Airport
 1.3% Water
 0.8% Pollution Control
 0.2% Board Bank Revenue

*Percentages based on total investments.

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- 100.4%

ALABAMA -- 2.5%
   Alabaster, GO (A)
        3.750%, 04/01/26                                 $ 2,085     $    2,085
   Birmingham, Medical Clinic Broad, UAHSF
     Medical Clinic Project, RB (A) (B)
        3.720%, 10/01/28                                  12,000         12,000
   Hoover, Board of Education, GO, FSA (A)
        3.720%, 02/15/26                                   5,810          5,810
   Indian Springs Village, Educational
     Building Authority, Indian Springs
     School Project, RB (A) (B)
        3.800%, 11/01/27                                   5,000          5,000
   Jefferson County, Public Park &
     Recreation Authority, YMCA Project,
     RB, FSA (A) (B)
        3.690%, 09/01/25                                   4,750          4,750
   Mobile, Spring Hill College Project,
     Ser B, RB (A) (B)
        3.560%, 09/01/24                                     500            500
   Russellville, Industrial Development
     Authority, Clark Pulley Industries
     Project, RB (A) (B)
        3.770%, 02/01/09                                     670            670
                                                                     ----------
                                                                         30,815
                                                                     ----------

ALASKA -- 1.8%
   Alaska State, Eclipse Funding Trust,
     Solar Eclipse Project, RB, FGIC (A)
        3.690%, 10/01/14                                  22,300         22,300
                                                                     ----------

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

ARIZONA -- 0.5%
   Arizona State, ABN Amro Munitops
     Non-Amortized Trust Certificates,
     Ser 2005-49, RB, MBIA (A)
        3.690%, 08/01/13                                 $ 6,285     $    6,285
                                                                     ----------

ARKANSAS -- 0.7%
   Arkansas State, ABN Amro Munitops
     Non-Amortized Trust Certificates,
     Ser 2006-12, RB, FGIC (A)
        3.700%, 03/01/14                                   9,285          9,285
                                                                     ----------

COLORADO -- 1.4%
   Adams County, Multi-Family Housing
     Authority, Hunters Cove Project,
     Ser A, RB (A) (C)
        3.560%, 01/15/14                                     400            400
   Arvada, Water Authority, RB, FSA (A)
        3.650%, 11/01/20                                   2,110          2,110
   Broomfield, COP, AMBAC (A)
        3.669%, 12/01/08                                   4,720          4,720
   Central Platte Valley, Metropolitan
     District Authority, GO (A) (B)
        3.700%, 12/01/36                                   1,350          1,350
   Colorado State, Educational & Cultural
     Facilities Authority, Fountain
     Valley School Project, RB (A) (B)
        3.730%, 08/01/13                                     900            900
   Colorado State, Health Facilities
     Authority, Catholic Health Project,
     Ser B, RB (A)
        3.520%, 03/01/32                                     300            300
   Colorado State, Health Facilities
     Authority, The Visiting Nurse Project,
     RB (A) (B)
        3.720%, 07/01/22                                     100            100
   Colorado State, Regional Transportation
     Authority, RB, AMBAC (A)
        3.720%, 06/01/25                                   2,300          2,300
   Erie, COP (A) (B)
        3.570%, 11/01/35                                   4,390          4,390
   NBC, Metropolitan District Authority,
     GO (A) (B)
        3.700%, 12/01/30                                   1,580          1,580
                                                                     ----------
                                                                         18,150
                                                                     ----------

DELAWARE -- 1.0%
   New Castle County, Student Housing
     Authority, University Courtyard
     Apartments Project, RB (A) (B)
        3.690%, 08/01/31                                  12,300         12,300
                                                                     ----------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007                 11

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

DISTRICT OF COLUMBIA -- 0.8%
   District of Columbia, GO, FSA (A)
        3.700%, 06/01/22                                 $ 5,205     $    5,205
   District of Columbia, Laboratory School
     Project, RB (A) (B)
        3.760%, 12/01/23                                   1,370          1,370
   District of Columbia, Water & Sewer
     Authority, RB, FSA (A)
        3.710%, 10/01/18                                   3,480          3,480
                                                                     ----------
                                                                         10,055
                                                                     ----------

FLORIDA -- 3.9%
   Alachua County, Industrial Development
     Authority, Oak Hall School Project,
     RB (A) (B)
        3.710%, 07/01/19                                     155            155
   Beacon, Tradeport Community
     Development, Special Assessment,
     Radian Insured (A)
        3.730%, 11/01/11                                   8,250          8,250
   Broward County, School Board
     Certificates, COP, FSA (A)
        3.710%, 07/01/22                                   6,225          6,225
   Florida State, Multi-Family Housing
     Authority, Country Club Project,
     Ser PP, RB (A) (C)
        3.670%, 12/01/12                                  16,500         16,500
   Florida State, Multi-Family Housing
     Authority, Monterey Lake Project,
     Ser C, RB (A) (C)
        3.540%, 07/01/35                                   1,215          1,215
   Florida State, Multi-Family Housing
     Authority, River Oaks Apartments
     Project, RB (A) (C)
        3.540%, 12/01/29                                     950            950
   Miami-Dade County, School Board, Cl A,
     COP, AMBAC (A)
        3.710%, 11/01/31                                   6,900          6,900
   South Broward Hospital District,
     Ser 337, RB, MBIA (A)
        3.720%, 05/01/32                                   7,115          7,115
   Volusia County, Industrial Development
     Authority, APCO Project, Ser A,
     RB (A) (B)
        3.760%, 02/01/30                                     920            920
                                                                     ----------
                                                                         48,230
                                                                     ----------

GEORGIA -- 1.9%
   Clayton County, Multi-Family Housing
     Authority, Rivers Edge Development
     Project, RB (A) (C)
        3.660%, 07/01/32                                   1,000          1,000

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   DeKalb County, Multi-Family Housing
     Authority, Woodhills Apartments
     Project, RB (A) (B)
        3.570%, 12/01/07                                 $ 7,875     $    7,875
   Marietta, Multi-Family Housing
     Authority, Franklin Walk Apartments
     Project, RB (A) (C)
        3.660%, 01/01/32                                   3,665          3,665
   Roswell, Multi-Family Housing
     Authority, Azalea Park Apartments
     Project, RB (A) (C)
        3.540%, 06/15/25                                   2,175          2,175
   Roswell, Multi-Family Housing
     Authority, Belcourt Project, Ser A,
     RB (A) (B)
        3.680%, 09/01/07                                   9,000          9,000
                                                                     ----------
                                                                         23,715
                                                                     ----------

IDAHO -- 0.1%
   Ammon, Urban Renewal Agency, Tax
     Increment Project, Ser A, TA (A) (B)
        3.850%, 08/01/24                                   1,605          1,605
                                                                     ----------

ILLINOIS -- 8.1%
   Belleville, Industrial Development
     Authority, Wetterau Project, RB (A) (B)
        3.670%, 12/01/08                                   1,250          1,250
   Chicago, Board of Education, GO,
     AMBAC (A)
        3.700%, 12/01/21                                  10,360         10,360
   Chicago, Municipal Securities Trust
     Certificates, Ser 7016, Cl A, RB,
     FGIC (A)
        3.690%, 01/01/33                                  17,500         17,500
   Chicago, Municipal Securities Trust
     Certificates, Ser 7017, Cl A, GO (A)
        3.690%, 12/01/29                                   6,000          6,000
   Du Page County, Community Unit School
     District, GO, FSA (A)
        3.700%, 10/01/23                                   5,180          5,180
   Eclispe Funding Trust, Solar
     Eclipse-Southern Illinois
     University, RB, MBIA (A)
        3.690%, 04/01/14                                   6,525          6,525
   Grundy Kendall & Will Counties, Ser B,
     GO, AMBAC (A)
        3.550%, 05/01/26                                   9,900          9,900
   Illinois State, Development Financing
     Authority, American Academy Project,
     RB (A) (B)
        3.820%, 04/01/21                                   1,600          1,600

--------------------------------------------------------------------------------
12                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Illinois State, Development Financing
     Authority, Chicago Academy/Science
     Project, RB (A) (B)
        3.600%, 01/01/31                                 $ 1,050     $    1,050
   Illinois State, Economic Development
     Financing Authority, Clearbrook
     Project, RB (A) (B)
        3.950%, 06/01/20                                   2,800          2,800
   Illinois State, Educational Facilities
     Authority, Field Museum National
     History Project, RB (A) (B)
        3.550%, 11/01/32                                   1,000          1,000
   Illinois State, Health Facilities
     Authority, Glenkirk Project,
     RB (A) (B)
        3.730%, 02/15/21                                     790            790
   Illinois State, International Port
     District Revenue, RB (A) (B)
        3.730%, 01/01/23                                   4,000          4,000
   Illinois State, Ser 783, GO, FSA (A)
        3.700%, 08/01/19                                   6,935          6,935
        3.690%, 04/01/27                                   6,013          6,013
   Illinois State, Toll Highway Authority,
     RB, FSA (A)
        3.700%, 01/01/23                                   8,400          8,400
   Lake County, Community Consolidated
     School District No. 73, Ser 329, GO,
     FGIC (A)
        3.710%, 12/01/14                                   5,785          5,785
   Macon County, Industrial Development
     Authority, Decatur Family YMCA
     Project, RB (A) (B)
        3.800%, 05/01/35                                   4,300          4,300
   Oakbrook Terrace, Industrial
     Development Authority, Oakbrook
     Terrace Atrium Project, RB (A) (B)
        3.650%, 12/01/25                                   2,000          2,000
   Rockford, Wesley Willows Obligation,
     RB (A) (B)
        3.650%, 04/01/32                                     100            100
                                                                     ----------
                                                                        101,488
                                                                     ----------

INDIANA -- 5.4%
   Bartholomew County, Consolidated School
     District, TAW
        4.000%, 12/31/07                                   8,125          8,147
   Concord, Community School District, TAW
        3.850%, 12/31/07                                   3,500          3,504
   Crawfordsville, Multi-Family Housing
     Authority, Autumn Woods Phase II
     Project, Ser A, RB (A) (B)
        3.670%, 01/01/33                                   4,090          4,090

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Crawfordsville, Multi-Family Housing
     Authority, Autumn Woods Phase II
     Project, Ser B, RB (A) (B)
        3.750%, 01/01/33                                 $   975     $      975
   East Porter County, School Building
     Authority, Spears Project, Ser
     DB-145, RB, MBIA (A)
        3.710%, 07/15/16                                   3,535          3,535
   Elkhart County, Industrial Development
     Authority, Hubbard Hill Estates
     Project, RB (A) (B)
        3.690%, 11/01/21                                   2,460          2,460
   Frankfort, Economic Development
     Authority, Frito-Lay Project, RB (A)
        3.700%, 11/01/14                                   1,000          1,000
   Hamilton, Southeastern Schools,
     Temporary Loan Warrants
        3.800%, 12/31/07                                   3,300          3,303
   Indiana State, ABN Amro Munitops
     Non-Amortized Trust Certificates,
     RB, AMBAC (A)
        3.700%, 01/01/14                                   4,000          4,000
   Indiana State, Bond Bank, Advanced
     Funding Program, Ser A, RB (B)
        4.250%, 01/31/08                                   2,500          2,514
   Indiana State, Development Finance
     Authority, Cathedral High School
     Project, RB (A) (B)
        3.690%, 09/01/26                                   1,125          1,125
   Indiana State, Financial Authority,
     Educational Facilities-University
     High School Project, RB (A) (B)
        3.670%, 07/01/36                                   2,400          2,400
   Indiana State, Health & Educational
     Facilities Financing Authority,
     Howard Regional Health Systems
     Project, Ser B, RB (A) (B)
        3.690%, 01/01/35                                   2,000          2,000
   Indiana State, Health Facilities
     Financing Authority, Capital Access
     Pool Program, RB (A) (B)
        3.520%, 04/01/13                                     390            390
   Indiana State, Health Facilities
     Financing Authority, Fayette
     Memorial Hospital Association
     Project, Ser A, RB (A) (B)
        3.690%, 10/01/32                                   2,400          2,400
   Indiana State, Health Facilities
     Financing Authority, Margaret Mary
     Community Hospital Project, Ser A,
     RB (A) (B)
        3.690%, 12/01/29                                   3,310          3,310


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007                 13

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Indiana State, Health Facilities
     Financing Authority, Mary Sherman
     Hospital Project, RB (A) (B)
        3.700%, 05/01/19                                 $ 3,350     $    3,350
   Indiana State, Transportation Finance
     Authority, Ser B-21, RB, FGIC (A)
        3.560%, 12/01/22                                   1,980          1,980
   Indianapolis, Industrial Development
     Authority, Joint & Clutch Service
     Project, RB (A) (B)
        3.669%, 12/01/14                                   1,000          1,000
   North Adams, Community Schools, TAW
        3.750%, 12/28/07                                   4,500          4,504
   South Bend, Economic Development
     Authority, Stanley Clark School
     Project, RB (A) (B)
        3.690%, 11/01/30                                   1,000          1,000
   Strafford County, TAN
        4.250%, 12/31/07                                   5,100          5,101
   Zionsville, Community Schools Building
     Authority, Ser 938, RB, FSA (A)
        3.720%, 01/15/13                                   5,480          5,480
                                                                     ----------
                                                                         67,568
                                                                     ----------

IOWA -- 1.2%
   Cerro Gordo County, Private Schools
     Facilities, Newman Catholic Schools
     Systems Project, RB (A) (B)
        3.740%, 05/01/32                                   5,750          5,750
   Iowa State, Finance Authority, Museum
     of Art Foundation Project,
     RB (A) (B)
        3.690%, 06/01/33                                     400            400
   Iowa State, Higher Education Loan
     Authority, Private College
     Facilities, Des Moines Project,
     RB (A) (B)
        3.690%, 10/01/24                                   2,830          2,830
        3.690%, 10/01/33                                      95             95
   Iowa State, Higher Education Loan
     Authority, Private College
     Facilities, Morningside College
     Project, RB (A) (B)
        3.690%, 07/01/26                                   2,150          2,150
   Iowa State, Higher Education Loan
     Authority, Private College
     Facilities, Wartburg Project,
     RB (A) (B)
        3.690%, 03/01/30                                   2,100          2,100
   Iowa State, Higher Education Loan
     Authority, Private Education Capital
     Loan Project, Ser B, RAN
        4.950%, 05/24/07                                   1,200          1,203
                                                                     ----------
                                                                         14,528
                                                                     ----------

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

KANSAS -- 2.5%
   Kansas State, Development Finance
     Authority, Multi-Family Housing,
     Woodridge Project, RB (A) (C)
        3.670%, 03/01/31                                 $ 3,700     $    3,700
   Leavenworth County, GO, FGIC (A)
        3.720%, 09/01/26                                   7,105          7,105
   Lenexa, Multi-Family Housing Authority,
     Barrington Park Apartments Project,
     Ser A, RB (A) (C)
        3.660%, 02/01/23                                   1,540          1,540
   Merriam, Multi-Family Housing
     Authority, Pinegate Apartments
     Project, RB (A) (B)
        3.750%, 12/01/26                                   6,440          6,440
   Wyandotte County, Government Facilities
     Project, Temporary Notes, Ser I, GO
        3.730%, 04/01/07                                  12,000         12,000
                                                                     ----------
                                                                         30,785
                                                                     ----------

KENTUCKY -- 0.6%
   Kentucky State, Area Development
     Districts Financing Trust, Calloway
     County Fire No. 6 Project, Ser A,
     RB (A) (B)
        3.720%, 12/01/32                                     440            440
   Kentucky State, Area Development
     Districts Financing Trust, Garrison
     Volunteer Fire Project, Ser A,
     RB (A) (B)
        3.720%, 12/01/32                                     100            100
   Kentucky State, Rural Water Finance
     Authority, Construction Notes,
     Ser A-1, RB (A)
        3.625%, 04/01/09                                   2,200          2,200
   Lexington, Government Industrial
     Building Authority, American Horse
     Shows Association Project,
     RB (A) (B)
        3.720%, 12/01/18                                   1,665          1,665
   Lexington-Fayette Urban County,
     Government Housing Authority,
     Richmond Place Project, RB (A) (B)
        3.750%, 04/01/15                                   3,380          3,380
                                                                     ----------
                                                                          7,785
                                                                     ----------

LOUISIANA -- 1.1%
   Louisiana State, Higher Education
     Facilities Authority, Northwestern
     State University Student Housing
     Program, Ser A, RB (A) (B)
        3.730%, 08/01/34                                   1,500          1,500
--------------------------------------------------------------------------------
14                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Louisiana State, Public Facilities
     Authority, St. Martins Episcopal
     School Project, RB (A) (B)
        3.820%, 09/01/19                                 $ 1,760     $    1,760
   Louisiana State, Ser 2006-168, GO,
     CIFG (A)
        3.700%, 07/15/23                                   4,810          4,810
   St. Tammany Parish, Development
     District, Main Street Holdings,
     Ser A, RB (A) (B)
        3.680%, 12/01/36                                   5,400          5,400
                                                                     ----------
                                                                         13,470
                                                                     ----------

MAINE -- 0.1%
   Portland, Industrial Development
     Authority, W.W. Grainger Project,
     RB (A)
        3.720%, 12/01/10                                   1,315          1,315
                                                                     ----------

MARYLAND -- 1.0%
   Frederick, GO (A) (B)
        3.700%, 08/01/11                                   2,300          2,300
   Maryland State, Community Development
     Administration, Residential Project,
     Ser C, RB
        3.375%, 03/07/07                                   2,500          2,500
   Maryland State, Health & Higher
     Education Authority, Pickersgill
     Project, Ser A, RB, Radian
     Insured (A)
        3.670%, 01/01/35                                   7,835          7,835
                                                                     ----------
                                                                         12,635
                                                                     ----------

MASSACHUSETTS -- 4.1%
   Greater Attleboro-Taunton Regional
     Transit Authority, RAN
        3.950%, 08/23/07                                   2,750          2,752
   Massachusetts Bay, Transportation
     Authority, Ser SGA 123, Special
     Assessment (A)
        3.590%, 07/01/30                                   1,000          1,000
   Massachusetts State, Development
     Finance Agency, Assumption College
     Project, Ser A, RB (A) (B)
        3.540%, 03/01/32                                   3,300          3,300
   Massachusetts State, Development
     Finance Agency, Brooks School Issue,
     Ser A, RB, MBIA (A)
        3.680%, 07/01/29                                   1,200          1,200
   Massachusetts State, Development
     Finance Agency, Marine Biological
     Lab Project, RB (A) (B)
        3.680%, 10/01/36                                   4,500          4,500

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Massachusetts State, Development
     Finance Agency, Meadowbrook School
     Issue Project, RB (A) (B)
        3.650%, 08/01/30                                 $   400     $      400
   Massachusetts State, Development
     Finance Agency, Suffolk University
     Project, Ser A, RB (A) (C)
        3.560%, 07/01/35                                   9,890          9,890
   Massachusetts State, Development
     Finance Agency, Walnut Hill School
     Project, RB (A) (B)
        3.540%, 07/01/36                                   6,000          6,000
   Massachusetts State, Health &
     Educational Facilities Authority,
     Falmouth Assisted Living Project,
     Ser A, RB (A) (B)
        3.670%, 11/01/26                                   2,300          2,300
   Massachusetts State, Health &
     Educational Facilities Authority,
     The Boston Home Project,
     Ser B, RB (A) (B)
        3.680%, 06/01/32                                   1,000          1,000
   Massachusetts State, Industrial Finance
     Agency, Jewish Geriatric Services
     Project, Ser A, RB (A) (B)
        3.490%, 05/15/13                                   3,000          3,000
   Massachusetts State, Municipal
     Securities Trust, Ser 5028, RB,
     FSA (A)
        3.590%, 01/30/29                                   3,500          3,500
   Massachusetts State, Water Pollution
     Authority, Ser 867T, RB (A)
        3.680%, 08/01/12                                   2,215          2,215
   Montachusett, Regional Transit
     Authority, RAN
        4.500%, 06/15/07                                   3,100          3,105
   New Bedford, RAN
        3.700%, 04/13/07                                   2,500          2,500
   Southeastern Regional Transportation
     Authority, RAN
        3.850%, 09/07/07                                   2,100          2,101
   Worcester Regional Transit Authority,
     RAN
        4.250%, 06/29/07                                   3,000          3,003
                                                                     ----------
                                                                         51,766
                                                                     ----------

MICHIGAN -- 2.2%
   Lansing, Economic Development
     Authority, Atrium Office Partners
     Project, RB (A) (B)
        4.000%, 05/01/15                                   1,385          1,385
--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007                 15

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Michigan State, Higher Educational
     Facilities Authority, Adrian College
     Project, RB (A) (B)
        3.690%, 03/01/31                                 $ 4,125     $    4,125
   Michigan State, Housing Development
     Authority, Parks of Taylor
     Apartments Project, Ser A,
     RB (A) (C)
        3.660%, 08/15/32                                     500            500
   Michigan State, Job Development
     Authority, Kentwood Residence
     Project, RB (A) (B)
        3.911%, 11/01/14                                   3,000          3,000
   Michigan State, Municipal Board
     Authority, RB (A)
        3.710%, 10/01/23                                     785            785
   Michigan State, Strategic Fund, Hope
     Network Project, RB (A) (B)
        3.690%, 04/01/35                                   9,110          9,110
   Michigan State, Strategic Fund, Pilgrim
     Manor Project, RB (A) (B)
        3.820%, 05/01/20                                   3,100          3,100
   Northville Township, Economic
     Development Authority, Thrifty
     Northville Project, RB (A) (B)
        3.680%, 05/01/14                                   1,500          1,500
   Northwestern Mutual Life Insurance,
     RB (A) (B)
        7.750%, 02/01/09                                      49             49
   Oakland County, Economic Development
     Authority, Corners Shopping Center,
     RB (A) (B)
        4.050%, 08/01/15                                   2,085          2,085
   Waterford, School District, SAN
        3.850%, 11/30/07                                   2,500          2,504
                                                                     ----------
                                                                         28,143
                                                                     ----------

MINNESOTA -- 3.7%
   Arden Hills, Housing & Health
     Authority, Presbyterian Homes
     Project, Ser A, RB (A) (B)
        3.690%, 09/01/29                                   7,856          7,856
   Arden Hills, Housing & Health
     Authority, Presbyterian Homes
     Project, Ser B, RB (A) (B)
        3.690%, 09/01/29                                   1,510          1,510
   Bloomington, Commercial Development
     Authority, ATS II Project,
     RB (A) (B)
        3.770%, 03/01/12                                   1,830          1,830
   Brooklyn, Center Development Authority,
     Brookdale Office Park Project,
     RB (A) (B)
        3.690%, 12/01/14                                   3,100          3,100

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Brooklyn, Center Development Authority,
     Brookdale Office Park Project,
     Ser 1984, RB (A) (B)
        3.720%, 12/01/14                                 $ 2,140     $    2,140
   Coon Rapids, Health Center Systems
     Project, RB (A) (B)
        3.700%, 08/01/15                                   1,855          1,855
   Duluth, Economic Development Authority,
     Miller-Dwan Medical Center Project,
     RB (A) (B)
        3.690%, 06/01/19                                   1,040          1,040
   Lauderdale, Children's Home Society
     Project, RB (A) (B)
        3.740%, 12/01/30                                     400            400
   Mankato, Bethany Lutheran College
     Project, Ser B, RB (A) (B)
        3.690%, 11/01/15                                   2,410          2,410
   Minneapolis & St. Paul, Ser 2007-1G,
     RB, AMBAC (A)
        3.700%, 01/01/32                                  16,000         16,000
   Minneapolis, Minnehaha Academy Project,
     RB (A) (B)
        3.740%, 05/01/26                                   3,400          3,400
   Roseville, Healthcare Facilities
     Authority, Presbyterian Homes
     Project, RB (A) (B)
        3.690%, 10/01/29                                   1,690          1,690
   Roseville, Multi-Family Housing
     Authority, Rosepointe II Project,
     RB (A) (B)
        3.770%, 09/01/27                                   1,290          1,290
   Roseville, Private School Facilities,
     Northwestern College Project,
     RB (A) (B)
        3.690%, 11/01/22                                   1,165          1,165
   St. Paul, Housing & Redevelopment
     Authority, Minnesota Public Radio
     Project, RB (A) (B)
        3.690%, 05/01/22                                     200            200
                                                                     ----------
                                                                         45,886
                                                                     ----------

MISSISSIPPI -- 0.5%
   Prentiss County, Industrial Development
     Authority, Eastern Heidelberg
     Project, Ser A, RB (A) (B)
        3.750%, 10/01/17                                   2,500          2,500
   University of Mississippi,
     Educational Building Authority,
     University Facilitiess Construction
     Project, Ser B-2, RB, FSA (A)
        3.690%, 10/01/26                                   4,075          4,075
                                                                     ----------
                                                                          6,575
                                                                     ----------
--------------------------------------------------------------------------------
16                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

MISSOURI -- 3.9%
   Berkeley, Industrial Development
     Authority, Wetterau Project,
     RB (A) (B)
        3.670%, 07/01/08                                 $ 3,900     $    3,900
   Clayton, Industrial Development
     Authority, Bailey Court Project,
     RB (A) (B)
        3.800%, 01/01/09                                   3,500          3,500
   Kansas City, Industrial Development
     Authority, Springs Apartment
     Project, RB (A) (B)
        3.950%, 09/01/25                                   2,350          2,350
   Kirkwood, Tax Increment Revenue
     Authority, Kirkwood Commons Project,
     RB (A) (B)
        3.690%, 10/01/17                                   2,895          2,895
   Missouri State, Development Finance
     Board Infrastructure Authority, St
     Louis Convention Center Project,
     Ser C, RB (A) (B)
        3.690%, 12/01/20                                   2,440          2,440
   Missouri State, Health & Educational
     Facilities Authority, Bethesda
     Health Group Project, Ser A,
     RB (A) (B)
        3.690%, 08/01/31                                   1,240          1,240
   Missouri State, Health & Educational
     Facilities Authority, Christian
     Brothers Project, Ser A, RB (A) (B)
        3.690%, 10/01/32                                     800            800
   Missouri State, Health & Educational
     Facilities Authority, Drury
     University Project, RB (A) (B)
        3.690%, 08/15/28                                   2,700          2,700
   Missouri State, Health & Educational
     Facilities Authority, Kansas City
     Art Institute, RB (A) (B)
        3.690%, 12/01/35                                   3,200          3,200
   Missouri State, Health & Educational
     Facilities Authority, St. Joseph-
     St. Pius Project, Ser A, RB (A) (B)
        3.720%, 12/01/29                                   1,880          1,880
   Missouri State, Health & Educational
     Facilities Authority, St. Louis
     University Project, RB (A)
        3.670%, 07/01/32                                   1,385          1,385
   Missouri State, Health & Educational
     Facilities Authority, St. Louis
     University Project, Ser B, RB (A)
        3.670%, 10/01/24                                   1,870          1,870
   Missouri State, Health & Educational
     Facilities, RB (A)
        3.680%, 03/01/30                                   9,840          9,840

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Missouri State, Public Utilities
     Commission, Interim Construction
     Notes, RB
        4.500%, 09/15/07                                 $ 1,700     $    1,708
   Springfield, College Station, BAN
        4.000%, 12/01/07                                   2,000          2,002
   St. Charles County, Industrial
     Development Authority, Sun River
     Village Project, RB (A) (B)
        3.710%, 12/01/27                                   6,000          6,000
   St. Louis, Industrial Development
     Authority, Schnuck Markets Kirkwood
     Project, RB (A) (B)
        3.720%, 12/01/15                                   1,300          1,300
                                                                     ----------
                                                                         49,010
                                                                     ----------

MONTANA -- 1.9%
   Helena, Higher Education Authority,
     Carroll College Campus Housing
     Project, RB (A) (B)
        3.690%, 10/01/32                                   3,540          3,540
   Montana State, Board Investment
     Authority, Inter Capital Project,
     RB (A)
        3.650%, 03/01/10                                  13,630         13,630
        3.650%, 03/01/28                                   6,200          6,170
                                                                     ----------
                                                                         23,340
                                                                     ----------

NEBRASKA -- 2.8%
   Nebraska State, Eclipse Funding Trust,
     Solar Eclipse Project, RB, FGIC (A)
        3.600%, 01/01/14                                  12,515         12,515
   Nebraska State, Educational Finance
     Authority, Creighton University
     Project, Ser B, RB (A)
        3.690%, 12/15/12                                   2,105          2,105
   Nebraska State, Public Power
     Generation, Ser 7, RB, AMBAC (A)
        3.690%, 01/01/37                                  20,000         20,000
                                                                     ----------
                                                                         34,620
                                                                     ----------

NEVADA -- 1.4%
   Nevada State, ABN Amro Munitops
     Certificate Trust, Ser 2004-41, GO,
     FGIC (A)
        3.700%, 06/01/11                                  10,100         10,100
   Nevada State, ABN Amro Munitops
     Certificate Trust, Ser 2006-47, GO,
     MBIA (A)
        3.700%, 05/01/14                                   7,100          7,100
                                                                     ----------
                                                                         17,200
                                                                     ----------

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007                 17

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

NEW HAMPSHIRE -- 2.5%
   Cheshire County, TAN
        3.750%, 12/27/07                                 $ 2,800     $    2,801
   Merrimack County, TAN
        4.250%, 12/28/07                                   4,000          4,014
   New Hampshire State, Business
     Finance Authority, The Taylor
     Home Project, Ser A, RB (A) (B)
        3.690%, 05/01/35                                   5,620          5,620
   New Hampshire State, Business
     Finance Authority, The Taylor
     Home Project, Ser B, RB (A) (B)
        3.690%, 05/01/35                                   5,000          5,000
   New Hampshire State, Health &
     Educational Facilities Authority,
     Seacoast Hospice Project, RB (A) (B)
        3.730%, 05/01/36                                   4,200          4,200
   New Hampshire, Health & Educational
     Facilities Authority, Wentworth
     Douglass Hospital Project, RB,
     Radian Insured (A)
        3.740%, 01/01/31                                  10,000         10,000
                                                                     ----------
                                                                         31,635
                                                                     ----------

NEW JERSEY -- 0.9%
   Delran Township, Ser A, BAN
        4.250%, 10/24/07                                   2,460          2,468
   Franklin Township/Hunterdon County, BAN
        4.250%, 10/12/07                                   2,760          2,770
   New Jersey State, Healthcare Facilities
     Authority, Ser 702, RB (A)
        3.700%, 07/01/14                                   1,300          1,300
   Perth Amboy, BAN
        4.350%, 10/19/07                                   4,300          4,319
                                                                     ----------
                                                                         10,857
                                                                     ----------

NEW MEXICO -- 1.4%
   Albuquerque, Metropolitan Redevelopment
     Authority, Springer Square Project,
     RB (A) (B)
        4.150%, 11/01/17                                   3,000          3,000
   New Mexico State, ABN Amro Munitops,
     2005-42 New Mexico Project,
     RB, AMBAC (A)
        3.690%, 06/01/13                                   7,495          7,495
   University of New Mexico, Systems
     Improvement Project, RB (A)
        3.560%, 06/01/26                                   7,195          7,195
                                                                     ----------
                                                                         17,690
                                                                     ----------

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

NEW YORK -- 1.8%
   Gloversville City, School District, BAN
        3.740%, 09/27/07                                 $ 7,500     $    7,502
   Liberty, Industrial Development
     Authority, RB (A)
        3.690%, 10/01/35                                   8,095          8,095
   New York State, Greater Southern Tier
     Board of Cooperative, RAN
        3.750%, 06/29/07                                   7,200          7,202
                                                                     ----------
                                                                         22,799
                                                                     ----------

NORTH CAROLINA -- 0.2%
   North Carolina State, Capital Facilities
     Finance Authority, The Mental Health
     Association Project, RB (A) (B)
        3.680%, 02/01/27                                   2,450          2,450
                                                                     ----------

OHIO -- 6.1%
   Adams County, Ohio Valley School
     District Improvement Project, BAN
        4.400%, 05/15/07                                   3,150          3,155
   Austin, Convention Center, Ser 1614,
     RB, XLCA (A)
        3.720%, 07/01/14                                   6,365          6,365
   Franklin County, Healthcare Authority,
     Refunding & Improvement-
     Presbyterian Project, Ser A, RB
     Radian Insured (A)
        3.680%, 07/01/36                                   6,000          6,000
   Greene County, Ser D, BAN
        4.250%, 02/15/08                                   2,800          2,815
   Greene County, Ser E, BAN
        4.250%, 11/20/07                                   3,000          3,015
   Hamilton County, BAN
        4.500%, 09/14/07                                   2,000          2,008
   Hamilton County, Healthcare Authority,
     Sisters of Charity Senior Care
     Center Project, RB (A) (B)
        3.700%, 08/01/27                                   3,865          3,865
   Jackson, Hospital Facilities Authority,
     Holzer Health Systems Project, RB,
     Radian Insured (A)
        3.680%, 10/01/29                                   3,800          3,800
   Lakewood, Hospital Authority,
     RB (A) (B)
        3.910%, 11/01/10                                   2,610          2,610
   Mason, Stormwater Improvement
     Project, BAN
        4.250%, 12/20/07                                   2,115          2,126
   New Albany, Community Authority,
     Infrastructure Improvement Project,
     Ser C, RB (A) (B)
        3.660%, 02/01/25                                   5,200          5,200
--------------------------------------------------------------------------------
18                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Ohio State, American Municipal Power,
     RAN
        3.650%, 11/01/07                                 $ 1,450     $    1,450
   Ohio State, Eclipse Funding Trust,
     Solar Eclipse Project, RB, FSA (A)
        3.690%, 01/15/27                                  11,495         11,495
   Ohio State, Water Development
     Authority, First Energy Project,
     Ser B, RB (A) (B)
        3.540%, 01/01/34                                  10,000         10,000
   Perrysburg, BAN
        4.250%, 11/08/07                                   2,393          2,403
        4.000%, 05/24/07                                   3,450          3,451
   Stark County, Healthcare Facilities
     Authority, Canton Christian Home
     Project, RB (A) (B)
        3.800%, 09/01/15                                   2,095          2,095
        3.050%, 09/15/16                                   1,055          1,055
   University of Cincinnati, Ser C, BAN
        4.500%, 01/24/08                                   3,200          3,223
                                                                     ----------
                                                                         76,131
                                                                     ----------

OKLAHOMA -- 2.3%
   Oklahoma City, Ser 743, GO, MBIA (A)
        3.720%, 03/01/13                                   2,595          2,595
   Oklahoma State, Educational Facility
     Authority, RB (A) (B)
        3.680%, 12/01/35                                   7,075          7,075
   Tulsa, Industrial Development
     Authority, Ser A, RB (A)
        3.600%, 05/15/17                                  19,000         19,000
                                                                     ----------
                                                                         28,670
                                                                     ----------

OREGON -- 1.0%
   Linn County, School District #9,
     Ser 1059, GO (A)
        3.690%, 06/15/30                                   2,995          2,995
   Oregon State, Health, Housing,
     Educational & Cultural Authorities,
     Saint Vincent De Paul Project Ser A,
     RB (A) (B)
        3.720%, 03/01/19                                   1,700          1,700
   Oregon State, School Boards Association
     Short-Term Borrowing, Ser A, COP
        3.850%, 05/31/07                                   4,400          4,400
   Portland, Economic Development
     Authority, Broadway Project, Ser A,
     RB, AMBAC (A) (B)
        3.670%, 04/01/35                                   3,750          3,750
                                                                     ----------
                                                                         12,845
                                                                     ----------

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

PENNSYLVANIA -- 2.6%
   Allegheny County, Industrial
     Development Authority, Parkway
     Center Project, Ser A, RB (A) (B)
        3.690%, 05/01/09                                 $ 1,715     $    1,715
   Allegheny County, Industrial
     Development Authority, Pittsburgh
     Theological Society Project,
     RB (A) (B)
        3.820%, 08/01/31                                   3,000          3,000
   Allegheny County, Industrial
     Development Authority, Sacred Heart
     High School Project, RB (A) (B)
        3.700%, 06/01/22                                   1,300          1,300
   Dallastown, Area School District
     Authority, GO, FGIC (A)
        3.670%, 05/01/20                                     490            490
   Erie County, Hospital Development
     Authority, Convention Center
     Project, Ser 2996, RB, FGIC (A)
        3.700%, 01/15/26                                     485            485
   Erie County, Hospital Development
     Authority, Ser 820, RB, MBIA (A)
        3.690%, 07/01/22                                   2,560          2,560
   Lawrence County, Industrial Development
     Authority, Villa Maria Project,
     RB (A) (B)
        3.670%, 07/01/33                                   1,200          1,200
   Moon Township, Industrial Development
     Authority, Executive Office
     Association Project, RB (A) (B)
        3.670%, 11/01/10                                     500            500
   Moon Township, Industrial Development
     Authority, YMCA Greater Pittsburgh
     Project, RB (A) (B)
        3.670%, 06/01/25                                     500            500
   Mount Lebanon, School District,
     Ser B19, GO, MBIA (A)
        3.560%, 02/15/27                                   2,400          2,400
   North Wales, Water Authority,
     Ser A-1, RB (A)
        3.625%, 10/01/09                                   1,700          1,700
   Northampton County, Industrial
     Development Authority, Moravian
     Academy Project, RB (A) (B)
        3.670%, 02/01/18                                     800            800
   Pennsylvania State, Higher Education
     Facilities Authority, Association of
     Independent Colleges Project,
     Ser K-2, RB (A) (B)
        3.630%, 11/01/32                                   5,000          5,000
--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007                 19

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Pennsylvania State, Higher Educational
     Facilities Authority, St. Josephs
     University Project, Ser A, RB,
     Radian Insured (A)
        3.620%, 05/01/31                                 $   600     $      600
   Pennsylvania State, Public School
     Building Authority, Parkland School
     District Project, Ser D, RB, FGIC (A)
        3.700%, 03/01/19                                   6,065          6,065
   Philadelphia, Hospital & Higher
     Education Facilities Authority,
     Philadelphia School Project,
     Ser A-3, RB (A) (B)
        3.720%, 03/01/19                                   1,060          1,060
   Philadelphia, Industrial Development
     Authority, School for the Deaf
     Project, RB (A) (B)
        3.700%, 11/01/32                                   1,000          1,000
   West Cornwall Township, Municipal
     Authority, Senior Living Facility -
     Lebanon Valley, RB (A) (B)
        3.680%, 01/01/37                                   2,275          2,275
                                                                     ----------
                                                                         32,650
                                                                     ----------

RHODE ISLAND -- 0.1%
   Rhode Island State, Economic
     Development Authority, RB, MBIA (A)
        3.710%, 07/01/23                                   1,090          1,090
                                                                     ----------

SOUTH CAROLINA -- 1.0%
   Columbia, Packaging Facilities
     Authority, Ser 1299, RB, CIFG (A)
        3.690%, 02/01/37                                   3,000          3,000
   Greenville County, School District,
     Ser 982, RB (A)
        3.690%, 12/01/28                                     195            195
   Greenville County, School District, UBS
     Municipal CRVs, RB (A)
        3.690%, 06/01/14                                   4,385          4,385
   South Carolina State, Ser C05, GO (A)
        3.560%, 04/01/28                                   4,385          4,385
                                                                     ----------
                                                                         11,965
                                                                     ----------

TENNESSEE -- 6.0%
   GAF, Tax Exempt Bond Grantor Trust,
     RB (A) (B)
        4.000%, 10/01/12                                   2,970          2,970
   Sevier County, Public Building
     Authority, Public Projects
     Construction Notes, Ser A-3, RB (A)
        3.600%, 04/01/08                                   5,000          5,000

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Sevier County, Public Building
     Authority, Public Projects
     Construction Notes, Ser A-4, RB (A)
        3.600%, 10/01/08                                 $ 6,000     $    6,000
   Shelby County, Health, Educational &
     Housing Facilities Authority,
     St. Peter Villa Project, RB (A) (B)
        3.750%, 11/01/22                                   2,430          2,430
   Tennessee State, Energy Acquisition,
     RB (A)
        3.710%, 09/01/26                                  30,000         30,000
   Tennessee State, Energy Acquisition,
     Ser C05, RB (A)
        3.570%, 09/01/26                                  14,700         14,700
   Tennessee State, Municipal Energy
     Acquisition, Ser 1578, RB (A)
        3.710%, 02/01/13                                  12,875         12,875
   Wilson County, Industrial Development
     Authority, Hartmann Luggage Project,
     RB (A)
        3.660%, 07/01/26                                   1,100          1,100
                                                                     ----------
                                                                         75,075
                                                                     ----------

TEXAS -- 6.7%
   Allen, Independent School District,
     GO (A)
        3.720%, 02/15/25                                   5,855          5,855
   Barbers Hill, Independent School
     District, GO (A)
        3.720%, 02/15/26                                   6,800          6,800
   Capital Area, Cultural Education
     Facilities, John Cooper School
     Project, RB (A) (B)
        3.700%, 10/01/35                                   6,000          6,000
   El Paso, Water & Sewer Authority, RB,
     MBIA (A)
        3.700%, 03/01/25                                   6,165          6,165
   Harris County, Health Facilities
     Development Authority, Ser 1018,
     RB (A)
        3.700%, 07/01/10                                   4,410          4,410
   Houston, Utilities Systems Revenue
     Authority, RB, MBIA (A)
        3.700%, 05/15/26                                   7,970          7,970
   Houston, Utilities Systems Revenue
     Authority, Ser B17, RB, MBIA (A)
        3.560%, 05/15/27                                   4,850          4,850
   Houston, Water & Sewer System
     Authority, Ser 247, RB (A)
        3.690%, 12/01/28                                   8,795          8,795
   Hutto, Independent School District,
     GO(A)
        3.700%, 08/01/37                                   4,200          4,200
--------------------------------------------------------------------------------
20                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Lubbock County, Educational Facilities
     Authority, Lubbock Christian
     University Project, RB (A) (B)
        3.730%, 05/01/29                                 $ 5,400     $    5,400
   Tarrant County, Multi-Family Housing
     Finance Authority, Sierra Project,
     RB (A) (C)
        3.540%, 02/15/27                                     765            765
   Texas State, ABN Amro Munitops, GO,
     FSA (A)
        3.700%, 08/15/28                                  12,635         12,635
   Texas State, TRAN
        4.500%, 08/31/07                                   6,000          6,027
   University of Texas, Ser 1328, RB (A)
        3.700%, 02/15/14                                   3,995          3,995
                                                                     ----------
                                                                         83,867
                                                                     ----------

UTAH -- 0.6%
   Lehi, Electric Utilities Authority,
     RB, FSA (A)
        3.590%, 06/01/20                                   3,000          3,000
   Utah State, Water Financing Agency
     Authority, Tender Option, Ser A-17,
     RB, AMBAC (A)
        3.560%, 12/01/32                                   5,000          5,000
                                                                     ----------
                                                                          8,000
                                                                     ----------

VERMONT -- 2.4%
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Brattleboro Memorial Hospital
     Project, Ser A, RB (A) (B)
        3.650%, 10/01/29                                   4,515          4,515
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Capital Asset Financing Project,
     Ser 1, RB (A) (B)
        3.690%, 06/01/22                                   4,925          4,925
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Capital Asset Financing Project,
     Ser 2, RB (A) (B)
        3.690%, 06/01/27                                   2,110          2,110
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Copley Hospital Project, Ser A,
     RB (A) (B)
        3.690%, 10/01/30                                   4,050          4,050
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Middlebury College Project, Ser B,
     RB (A) (B)
        3.580%, 11/01/32                                   3,300          3,300

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Vermont State, Educational & Health
     Buildings Financing Authority,North
     Country Hospital Project, Ser A,
     RB (A) (B)
        3.650%, 10/01/34                                 $ 3,830     $    3,830
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Northeastern Hospital Project,
     Ser A, RB (A) (B)
        3.650%, 10/01/29                                   2,780          2,780
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Porter Hospital Project, Cl A,
     RB (A) (B)
        3.690%, 10/01/35                                   5,000          5,000
                                                                     ----------
                                                                         30,510
                                                                     ----------

VIRGINIA -- 0.0%
   Virginia State, Public Building
     Authority, Ser 131, RB, MBIA (A)
        3.690%, 08/01/19                                     585            585
                                                                     ----------

WASHINGTON -- 4.0%
   Douglas County, Public Utility
     Authority, Ser 3063, RB, FGIC (A)
        3.720%, 09/01/26                                   2,770          2,770
   Everett, Public Facilities District
     Authority, RB (A)
        3.690%, 04/01/36                                   2,325          2,325
   King County, School District, Stars
     Project, GO, FSA (A)
        3.710%, 12/01/21                                   4,380          4,380
   Kitsap County, School District #303,
     GO, MBIA (A)
        3.720%, 12/01/24                                   6,445          6,445
   Northwest Washington, Electrical
     Revenue Authority, Ser 2186,
     RB, FSA (A)
        3.730%, 07/01/08                                   3,530          3,530
   Northwest Washington, Electrical
     Revenue Authority, Ser C,
     RB, FSA (A)
        3.730%, 01/01/10                                   5,161          5,161
   Washington State, ABN Amro Munitops
     Certificate Trust, Ser 2005-28, RB,
     MBIA (A)
        3.700%, 03/01/13                                   6,000          6,000
   Washington State, GO, FGIC (A)
        3.730%, 07/01/19                                   5,170          5,170
   Washington State, Housing Finance
     Commission, Christa Project, Ser B,
     RB (A) (B)
        3.720%, 07/01/11                                   1,545          1,545

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007                 21

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund (Concluded)

February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Washington State, Housing Finance
     Commission, Eastside Catholic
     School, Ser A, RB (A) (B)
        3.690%, 07/01/38                                 $ 4,000     $    4,000
   Washington State, Housing Finance
     Commission, Museum History &
     Industry Project, RB (A) (B)
        3.630%, 12/01/33                                     700            700
   Washington State, Housing Finance
     Commission, Pioneer Human Services
     Program, RB (A) (B)
        3.740%, 07/01/11                                     400            400
   Washington State, Housing Finance
     Commission, Rockwood Retirement
     Communities Program, Ser A,
     RB (A) (B)
        3.630%, 01/01/30                                   1,500          1,500
   Washington State, Housing Finance
     Commission, St. Vincent De Paul
     Project, Ser A, RB (A) (B)
        3.680%, 02/01/31                                   1,500          1,500
   Washington State, Ser 1095, GO,
     AMBAC (A)
        3.690%, 01/01/28                                   4,092          4,092
                                                                     ----------
                                                                         49,518
                                                                     ----------

WEST VIRGINIA -- 1.4%
   Charleston, Building Commission Parking
     Facilities Authority, Charleston
     Town Center Parking Project, Ser A,
     RB (A) (B)
        3.770%, 12/01/16                                   8,700          8,700
   Parkersburg, Industrial Development
     Authority, B-H Associates Project,
     RB (A)
        4.025%, 10/01/14                                   3,500          3,500
   Putnam County, Industrial Development
     Authority, FMC Project, RB (A) (B)
        3.650%, 10/01/11                                   5,300          5,300
                                                                     ----------
                                                                         17,500
                                                                     ----------

WISCONSIN -- 4.0%
   Menomonee Falls, Industrial Development
     Authority, Maysteel Project, RB (A)
     (B)
        3.770%, 11/01/14                                   3,000          3,000
   Milwaukee, Redevelopment Authority,
     Montessori Society School Project,
     RB (A) (B)
        3.740%, 07/01/21                                   1,290          1,290

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Oak Creek-Franklin, Joint School
     District, BAN
        4.250%, 02/01/08                                 $ 2,000     $    2,004
   Wisconsin State, Health & Educational
     Facilities Authority, Alverno
     College Project, RB (A) (B)
        3.690%, 11/01/17                                   3,100          3,100
   Wisconsin State, Health & Educational
     Facilities Authority, Beloit
     Memorial Hospital Project, RB,
     Radian Insured (A)
        3.690%, 04/01/36                                   8,775          8,775
   Wisconsin State, Health & Educational
     Facilities Authority, Hospice Care
     Holdings Inc. Project, RB (A) (B)
        3.660%, 05/01/30                                   1,750          1,750
   Wisconsin State, Health & Educational
     Facilities Authority, Madison Family
     Medicine Project, RB (A) (B)
        3.950%, 05/01/21                                   4,650          4,650
   Wisconsin State, Health & Educational
     Facilities Authority, Mercy Health
     Systems Project, Ser C, RB (A) (B)
        3.670%, 08/15/23                                   2,225          2,225
   Wisconsin State, Health & Educational
     Facilities Authority, Meriter
     Hospital Project, RB (A) (B)
        3.690%, 12/01/32                                   3,050          3,050
   Wisconsin State, Health & Educational
     Facilities Authority, National
     Regency New Berlin Project,
     RB (A) (B)
        3.690%, 08/15/34                                   4,900          4,900
   Wisconsin State, Health & Educational
     Facilities Authority, Oakwood
     Project, Ser B, RB (A) (B)
        3.680%, 08/15/30                                     800            800
   Wisconsin State, Health & Educational
     Facilities Authority, Oakwood
     Village Project, RB (A)
        3.670%, 03/01/35                                  10,000         10,000
   Wisconsin State, Health & Educational
     Facilities Authority, Riverview
     Hospital Association Project,
     RB (A) (B)
        3.690%, 10/01/30                                   2,000          2,000
   Wisconsin State, School Districts,
     Ser A2, COP
        4.500%, 09/19/07                                   2,100          2,110
                                                                     ----------
                                                                         49,654
                                                                     ----------


--------------------------------------------------------------------------------
22                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

PUERTO RICO -- 0.3%
   Puerto Rico Commonwealth, Aqueduct &
     Sewer Authority, RB (A)
        3.700%, 12/27/08                                 $ 3,775     $    3,775
                                                                     ----------

Total Municipal Bonds
   (Cost $1,256,150) ($ Thousands)                                    1,256,150
                                                                     ----------

Total Investments -- 100.4%
   (Cost $1,256,150) ($ Thousands)                                   $1,256,150
                                                                     ==========

Percentages are based on Net Assets of $1,250,571 ($ Thousands).
(A) Floating Rate Security. The rate reflected on the Schedule of Investments is the rate in effect on February 28, 2007. The demand and interest rate reset feature gives this security a shorter effective maturity date.
(B) Securities are held in connection with a letter of credit issued by a major bank.
(C) Securities are collateralized under an agreement from FHLMC and FNMA.
AMBAC -- American Municipal Bond Assurance Company
BAN -- Bond Anticipation Note
CIFG -- CDC IXIS Financial Guaranty
Cl -- Class
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
Radian -- Radian Asset Assurance
RAN -- Revenue Anticipation Note
RB -- Revenue Bond
SAN -- State Aid Note
Ser -- Series
TA -- Tax Allocation
TAN -- Tax Anticipation Note
TAW -- Tax Anticipation Warrant
TRAN -- Tax and Revenue Anticipation Note
XLCA -- XL Capital Assurance


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007                 23

SCHEDULE OF INVESTMENTS (Unaudited)

Massachusetts Tax Free Money Market Fund

February 28, 2007

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS*:

[BAR CHART OMITTED]
Plot Points for EDGAR Purposes are as follows:

19.6% Industrial Development
18.9% Education
17.8% Healthcare
16.9% Transportation
 8.5% Nursing Homes
 6.1% General Obligations
 5.0% Utilities
 4.9% Water
 1.6% Public Facilities
 0.7% Housing

*Percentages based on total investments.

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- 102.8%

MASSACHUSETTS -- 97.7%
   Berkshire, Regional Transportation
     Authority, RAN
        4.250%, 09/14/07                                  $1,440       $  1,443
   Cape Ann Transportation Authority, RAN
        4.250%, 07/12/07                                   2,200          2,202
   Cape Cod, Regional Transit Authority, RAN
        3.950%, 07/31/07                                   2,700          2,701
   Greater Lawrence, Regional Vocational
     Technical Highway Authority, RAN
        4.000%, 06/29/07                                   2,500          2,503
   Mashpee, Water District Authority, BAN
        4.500%, 08/16/07                                   1,000          1,003
   Massachusetts Bay, Transportation
     Authority, Ser SG 156, RB (A)
        3.660%, 07/01/30                                   2,060          2,060
   Massachusetts Bay, Transportation
     Authority, Special Assessment (A)
        3.690%, 07/01/34                                   1,200          1,200
   Massachusetts State, Central Artery
     Project, Ser A, GO (A)
        3.600%, 12/01/30                                   2,300          2,300
   Massachusetts State, Development
     Finance Agency, Assumption College
     Project, Ser A, RB (A) (B)
        3.540%, 03/01/32                                   4,000          4,000
   Massachusetts State, Development
     Finance Agency, Belmont Day School
     Project, RB (A) (B)
        3.680%, 07/01/31                                   2,500          2,500
   Massachusetts State, Development
     Finance Agency, Boston College High
     School Project, RB (A) (B)
        3.540%, 08/01/36                                   1,400          1,400

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Massachusetts State, Development
     Finance Agency, Briarwood Retirement
     Project, Ser A, RB (A) (B)
        3.650%, 01/01/35                                  $2,500       $  2,500
   Massachusetts State, Development
     Finance Agency, Bridgewell Project,
     Ser A, RB (A) (B)
        3.670%, 06/01/30                                   2,000          2,000
   Massachusetts State, Development
     Finance Agency, Dana Hall School
     Project, RB (A) (B)
        3.660%, 06/01/34                                   3,000          3,000
   Massachusetts State, Development
     Finance Agency, Elderhostel Inc.
     Project, RB (A) (B)
        3.650%, 08/01/30                                   2,865          2,865
   Massachusetts State, Development
     Finance Agency, ISO New England
     Project, RB (A) (B)
        3.670%, 02/01/32                                   3,000          3,000
   Massachusetts State, Development
     Finance Agency, Jewish Geriatric
     Services Project, RB (A) (B)
        3.490%, 05/15/34                                   3,000          3,000
   Massachusetts State, Development
     Finance Agency, Marine Biological
     Lab Project, RB (A) (B)
        3.680%, 10/01/36                                   3,500          3,500
   Massachusetts State, Development
     Finance Agency, Marino Foundation
     Project, RB (A) (B)
        3.670%, 07/01/21                                   1,800          1,800
   Massachusetts State, Development
     Finance Agency, Scandinavian Living
     Center Project, RB (A) (B)
        3.610%, 11/01/28                                   2,800          2,800
   Massachusetts State, Development
     Finance Agency, Ser 1336, RB,
     AMBAC (A)
        3.680%, 09/01/32                                   1,850          1,850
   Massachusetts State, Development
     Finance Agency, Ser 563, RB (A)
        3.690%, 07/01/35                                   3,000          3,000
   Massachusetts State, Development
     Finance Agency, Suffolk University
     Project, Ser A, RB (A)
        3.560%, 07/01/35                                   2,980          2,980
   Massachusetts State, Development
     Finance Agency, The Rivers School
     Project, RB (A) (B)
        3.660%, 08/01/32                                   3,000          3,000



--------------------------------------------------------------------------------
24                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Massachusetts State, Development
     Finance Agency, Walnut Hill School
     District, RB (A) (B)
        3.540%, 07/01/32                                  $  100       $    100
   Massachusetts State, Development
     Finance Agency, Wentworth Institute
     Project, RB, AMBAC (A)
        3.680%, 10/01/30                                   1,000          1,000
   Massachusetts State, Federal Highway
     Authority, RB (A)
        3.670%, 06/15/09                                   1,840          1,840
   Massachusetts State, Health &
     Educational Authority, CIL Realty
     Project, RB (A) (B)
        3.530%, 07/01/36                                   2,000          2,000
   Massachusetts State, Health &
     Educational Facilities Authority,
     Falmouth Assisted Living Project,
     Ser A, RB (A) (B)
        3.670%, 11/01/26                                   3,200          3,200
   Massachusetts State, Health &
     Educational Facilities Authority,
     Hillcrest Extended Care Project,
     Ser A, RB (A) (B)
        3.520%, 10/01/26                                   2,300          2,300
   Massachusetts State, Health &
     Educational Facilities Authority,
     RB (A)
        3.680%, 01/01/10                                   3,000          3,000
   Massachusetts State, Health &
     Educational Facilities Authority,
     Ser 954, RB, AMBAC (A)
        3.680%, 07/01/24                                   3,200          3,200
   Massachusetts State, Health &
     Educational Facilities Authority,
     Sherrill House Project, Ser A-1,
     RB (A) (B)
        3.650%, 01/01/32                                   3,200          3,200
   Massachusetts State, Health &
     Educational Facilities Authority,
     St. Ann's Home Project, Ser A,
     RB (A) (B)
        3.850%, 03/01/22                                   1,310          1,310
   Massachusetts State, Housing Finance
     Agency, Ser 2004-1055, RB (A)
        3.680%, 06/01/34                                     695            695
   Massachusetts State, Municipal
     Securities Trust, Ser 5028, RB,
     FSA (A)
        3.590%, 01/30/29                                   2,320          2,320
   Massachusetts State, Ser 449, GO,
     AMBAC (A)
        3.680%, 02/01/18                                     995            995

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Massachusetts State, Turnpike
     Authority, Ser 334, RB, MBIA (A)
        3.680%, 01/01/37                                  $2,000       $  2,000
   Massachusetts State, Water Pollution
     Authority, Ser 867T, RB (A)
        3.680%, 08/01/12                                   1,595          1,595
   Montachusett, Regional Transit
     Authority, RAN
        4.500%, 06/15/07                                   2,500          2,505
   New Bedford, RAN
        3.700%, 04/13/07                                   2,000          2,000
   Shrewsbury, BAN
        5.400%, 03/09/07                                     778            779
   Southeastern Regional Transportation
     Authority, RAN
        3.850%, 09/07/07                                   1,000          1,000
   University of Massachusetts, Building
     Authority, Ser 1, RB, AMBAC (A)
        3.520%, 11/01/34                                   1,650          1,650
                                                                       --------
                                                                         95,296
                                                                       --------

PUERTO RICO -- 5.1%
   Puerto Rico Commonwealth, Aqueduct &
     Sewer Authority, RB
        3.700%, 12/27/08                                   5,000          5,000
                                                                       --------

Total Municipal Bonds
   (Cost $100,296) ($ Thousands)                                        100,296
                                                                       --------

Total Investments -- 102.8%
   (Cost $100,296) ($ Thousands)                                       $100,296
                                                                       ========

Percentages are based on Net Assets of $97,518 ($ Thousands).
(A) Floating Rate Security. The rate reflected on the Schedule of Investments is the rate in effect on February 28, 2007. The demand and interest rate reset feature gives this security a shorter effective maturity date.
(B) Securities are held in connection with a letter of credit issued by a major bank.
AMBAC -- American Municipal Bond Assurance Company
BAN -- Bond Anticipation Note
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RAN -- Revenue Anticipation Note
RB -- Revenue Bond
Ser -- Series


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007                 25

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund

February 28, 2007

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS*:

[BAR CHART OMITTED]
Plot Points for EDGAR Purposes are as follows:

16.7% General Obligations
16.2% General Revenue
12.6% Education
10.7% Healthcare
 7.3% Power
 6.8% Industrial Development
 6.4% Transportation
 5.8% Airports
 5.6% Utilities
 4.5% Public Facilities
 3.7% Housing
 1.9% Pollution Control
 1.3% Water
 0.3% Equipment
 0.2% Board Bank Revenue
 0.0% Short Term Investment

*Percentages based on total investments.

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- 99.2%

ALABAMA -- 0.5%
   Jefferson County, Public Building
     Authority, RB, AMBAC
        5.000%, 04/01/14                                 $ 2,000     $    2,157
   Montgomery, BMC Special Care
     Facilities, Baptist Health Project,
     Ser A-2, RB, MBIA (D) (F)
        0.000%, 11/15/13                                   3,000          3,087
                                                                     ----------
                                                                          5,244
                                                                     ----------

ALASKA -- 1.6%
   Alaska State, Energy & Power Authority,
     Bradley Lake Project, Ser 3, RB, FSA
        6.000%, 07/01/12                                   3,980          4,402
   Alaska State, Energy & Power Authority,
     Bradley Lake Project, Ser 4, RB, FSA
        6.000%, 07/01/14                                   2,920          3,303
   Alaska State, Housing Finance
     Authority, Ser A-1, RB
     Callable 06/01/09 @ 100
        6.000%, 06/01/15                                   1,940          2,029
   Alaska State, Housing Finance
     Authority, Ser B, RB, MBIA
     Callable 06/01/15 @ 100
        5.000%, 12/01/20                                   5,000          5,369
   Alaska State, International Airports,
     Ser A, RB, MBIA
        5.000%, 10/01/12                                   2,000          2,108
                                                                     ----------
                                                                         17,211
                                                                     ----------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

ARIZONA -- 2.4%
   Arizona State, Agricultural Improvement
     & Power Authority, Salt River
     Project, Ser B, RB
     Callable 01/01/13 @ 100
        5.000%, 01/01/25                                 $ 4,000     $    4,223
   Arizona State, Transportation Board,
     Sub-Ser A, RB
        5.250%, 07/01/13                                   2,000          2,179
   Marana, Tangerine Farms Redevelopment
     Improvement Project, SA
     Callable 07/01/16 @ 100
        4.600%, 01/01/26                                   1,295          1,302
   Mesa, Utility Systems Authority,
     RB, FGIC
        6.500%, 07/01/11                                   3,865          4,303
   Mesa, Utility Systems Authority,
     RB, FGIC (D)
        7.125%, 07/01/11                                   7,000          7,970
   Pima County, Industrial
     Development Authority, Capital
     Appreciation, Ser B, RB
     Callable 03/01/14 @ 101 (E)
        4.550%, 09/01/25                                   1,700          1,747
   Pima County, Unified School
     District No. 1, GO, FSA
     Callable 07/01/12 @ 100
        4.750%, 07/01/14                                   3,000          3,148
   Pinal County, COP
     Callable 12/01/14 @ 100
        5.000%, 12/01/29                                   2,000          2,087
                                                                     ----------
                                                                         26,959
                                                                     ----------

ARKANSAS -- 0.8%
   Arkansas State, Development Finance
     Authority, Mortgage Backed
     Securities Program, Ser A, RB
     Callable 01/01/11 @ 100 (E)
        4.700%, 07/01/16                                     905            925
   Arkansas State, Development Finance
     Authority, Mortgage Backed
     Securities Program, Ser D, RB
     Callable 07/01/12 @ 100 (E)
        3.000%, 01/01/24                                   1,165          1,155
   Arkansas State, University of Central
     Arkansas, Auxiliary Project, Ser C,
     RB, AMBAC
        6.125%, 04/01/26                                   1,535          1,925
   Arkansas State, University of Central
     Arkansas, Student Fee Project,
     Ser B, RB, AMBAC
        6.125%, 04/01/26                                   1,535          1,925

--------------------------------------------------------------------------------
26                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Arkansas State, University of Central
     Arkansas, Student Housing Project,
     Ser A, RB, AMBAC
        6.000%, 04/01/21                                 $ 1,990     $    2,391
                                                                     ----------
                                                                          8,321
                                                                     ----------

CALIFORNIA -- 11.7%
   Bay Area, Infrastructure Financing
     Authority, State Payment
     Acceleration Project, RB, FGIC
     Callable 08/01/14 @ 100
        5.000%, 08/01/17                                   2,900          3,128
   California State, Department of
     Veteran Affairs, Ser A, RB
     Callable 11/30/11 @ 101
        4.600%, 12/01/28                                   2,000          2,022
   California State, Economic Development
     Authority, Ser A, GO, MBIA
        5.250%, 07/01/13                                  10,000         10,919
   California State, GO
        5.250%, 02/01/11                                   2,000          2,115
        5.000%, 02/01/12                                   6,000          6,350
        5.000%, 10/01/12                                  12,425         13,238
   California State, GO
     Callable 06/01/15 @ 100
        5.000%, 06/01/31                                   4,500          4,774
   California State, GO
     Callable 08/01/13 @ 100
        5.250%, 02/01/14                                   4,000          4,353
   California State, GO Partially
     Pre-Refunded @ 100 (C)
        6.250%, 10/01/07                                     480            481
   California State, GO Partially
     Pre-Refunded @ 101 (C)
        5.250%, 06/01/07                                     840            847
   California State, GO, AMBAC
        5.000%, 02/01/14                                   1,000          1,082
   California State, Public Works Board,
     Community Colleges Project,
     Ser A, RB
        5.500%, 12/01/10                                   2,475          2,635
   California State, Public Works Board,
     Department of Corrections Project,
     Ser B, RB
        5.250%, 01/01/13                                   2,000          2,160
   California State, Ser 1, GO
        5.000%, 09/01/15                                   3,625          3,941
   California State, Various Purposes, GO
        5.000%, 06/01/13                                   5,275          5,650
        5.000%, 03/01/14                                   2,150          2,315

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   California State, Water Department
     Authority, Central Valley Project,
     Ser Q, RB
        6.000%, 12/01/10                                 $ 2,955     $    3,208
   California State, Water Department
     Authority, Central Valley Project,
     Ser Q, RB (D)
        6.000%, 12/01/10                                   2,195          2,384
   California Statewide, Communities
     Development Authority, Equity
     Residential Project, Ser C, RB (A)
        5.200%, 12/01/29                                   2,750          2,820
   California Statewide, Communities
     Development Authority, Kaiser
     Permanente Project, Ser B, RB
     Callable 03/01/16 @ 100
        5.250%, 03/01/45                                   5,500          5,882
   California Statewide, Communities
     Development Authority, Kaiser
     Permanente Project, Ser B, RB
     Callable 03/06/07 @ 100 (A)
        6.140%, 04/01/36                                   2,000          2,010
   California Statewide, Communities
     Development Authority, Kaiser
     Permanente Project, Ser B, RB
     Callable 07/05/10 @ 102
        3.900%, 08/01/31                                   2,450          2,447
   California Statewide, Communities
     Development Authority, Kaiser
     Permanente Project, Ser E, RB
        3.875%, 04/01/32                                   3,500          3,506
   California Statewide, Communities
     Development Authority, Pollution
     Control, Southern California
     Education Project, Ser A, RB, XLCA
     Callable 04/01/13 @ 100
        4.100%, 04/01/28                                   1,890          1,925
   Golden State, Tobacco Securitization
     Project, Capital Appreciation
     Project, Ser A, RB, AMBAC
     Callable 06/01/18 @ 100 (F)
        4.600%, 06/01/23                                   3,500          3,096
   Golden State, Tobacco Securitization
     Project, Enhanced Project, RB, FGIC
     Pre-Refunded @ 100 (C)
        5.500%, 06/01/13                                   3,000          3,303
   Golden State, Tobacco Securitization
     Project, Enhanced Project, Ser A, RB
     Callable 06/01/10 @ 100
        5.000%, 06/01/20                                   1,000          1,039
   Golden State, Tobacco Securitization
     Project, Ser 2003-A-1, RB
     Callable 06/01/13 @ 100
        5.000%, 06/01/21                                   6,700          6,752
--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007                 27

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Kings River, Conservation District,
     Peaking Project, COP
        5.000%, 05/01/12                                 $ 2,300     $    2,413
   Lammersville, School District #2002,
     Mountain House Project,
     Special Tax Obligation
     Callable 09/01/16 @ 100
        5.125%, 09/01/35                                   1,000          1,022
   Long Beach, Unified School District,
     Ser D, GO, FSA
        5.000%, 08/01/31                                   2,250          2,346
   Los Angeles, Unified School District,
     Ser A-2, GO, FGIC
        4.250%, 01/01/28                                     645            642
   Northern California, Tobacco
     Securitization Authority,
     Asset-Backed, Ser A-1, RB,
     Callable 06/01/15 @ 100
        4.750%, 06/01/23                                     980            979
   Northern California, Tobacco
     Securitization Authority, Ser B, RB
     Pre-Refunded @ 100 (C)
        4.375%, 06/01/11                                   1,140          1,177
   Roseville Westpark Community Facilities
     District #1, Special Tax Obligation
     Callable 03/01/07 @ 103
        5.200%, 09/01/26                                   1,000          1,025
   Sacramento County, Regional Sanitation
     District, Ser B, RB, FGIC
     Callable 06/01/17 @ 100 (A)
        4.121%, 12/01/35                                   2,000          2,005
   San Diego County, Regional Airport
     Authority, RB, AMBAC
        5.000%, 07/01/11                                   2,135          2,236
   Southern California, Metropolitan Water
     District, Ser B, RB
        5.000%, 07/01/14                                   3,800          4,145
   Torrance, Redevelopment Agency, Senior
     Lien, Ser C, TA, MBIA
        5.000%, 09/01/08                                     830            848
   University of California, Ser A,
     RB, AMBAC
        5.000%, 05/15/13                                   5,500          5,937
                                                                     ----------
                                                                        129,157
                                                                     ----------

COLORADO -- 0.7%
   Colorado State, Department of
     Corrections, Penitentiary II
     Project, Ser B, COP, AMBAC
        5.000%, 03/01/15                                   2,500          2,714

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Colorado State, Housing Finance
     Authority, Single-Family Housing
     Project, Ser C-3, RB
     Callable 11/01/07 @ 105
        6.750%, 05/01/17                                 $    50     $       51
   Colorado State, Housing Finance
     Authority, Single-Family Housing
     Project, Sub-Ser C, RB
     Callable 08/01/11 @ 102
        4.875%, 08/01/13                                     280            281
   Colorado State, Public Highway
     Authority, E-470 Project, Ser A,
     RB, MBIA
        5.000%, 09/01/15                                   4,725          5,165
                                                                     ----------
                                                                          8,211
                                                                     ----------

CONNECTICUT -- 0.1%
   Connecticut State, Special Tax
     Obligation, Ser B, RB
        6.125%, 09/01/12                                   1,100          1,199
                                                                     ----------

DISTRICT OF COLUMBIA -- 1.1%
   District of Columbia, Convention Center
     Project, Senior Lien, RB, AMBAC
     Callable 10/01/08 @ 101
        5.250%, 10/01/12                                   3,000          3,104
   District of Columbia, Metropolitan
     Washington Airport, Ser A, RB, MBIA
        5.000%, 10/01/12                                   2,645          2,795
   District of Columbia, Ser A-1, GO, MBIA
        6.500%, 06/01/09                                   1,085          1,150
   District of Columbia, Ser B, GO, MBIA
        6.000%, 06/01/11                                   4,420          4,815
                                                                     ----------
                                                                         11,864
                                                                     ----------

FLORIDA -- 5.5%
   Broward County, Airport System
     Authority, Ser L, RB, AMBAC
     Callable 10/01/14 @ 100
        5.000%, 10/01/16                                   3,500          3,769
   East Homestead, Community Development
     District, Ser B, SA
        5.000%, 05/01/11                                   2,665          2,662
   Escambia County, Health Facilities
     Authority, Ascension Health Credit
     Project, Ser A, RB
        5.250%, 11/15/13                                   1,500          1,626


--------------------------------------------------------------------------------
28                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Florida State, Division of Finance
     Board, Environmental Protection
     Project, RB, FSA
        6.000%, 07/01/13                                 $ 3,490     $    3,945
   Florida State, Florida Hurricane
     Catastrophe Fund, Ser A, RB
        5.250%, 07/01/12                                   2,500          2,682
   Florida State, Housing Finance
     Authority, Homeowner Mortgage
     Project, Ser 1, RB, FSA
     Callable 07/01/10 @ 100
        5.750%, 01/01/17                                     115            115
   Highlands County, Health Facilities
     Authority, Hospital-Adventist Health
     Systems Project, Ser C, RB
     Callable 11/15/16 @ 100
        5.250%, 11/15/36                                   4,000          4,289
   Hillsborough County, Aviation
     Authority, Tampa International
     Airport Project, Ser A, RB, FSA
        5.500%, 10/01/09                                   4,820          5,037
   Hillsborough County, Capacity
     Assessment Project, Special
     Assessment, FGIC
        5.000%, 03/01/16                                   3,375          3,649
   Hillsborough County, School Board,
     COP, MBIA
        5.000%, 07/01/16                                   1,290          1,405
   Jacksonville, Aviation Authority,
     RB, AMBAC
        5.000%, 10/01/15                                   2,910          3,113
   Jacksonville, Economic Development
     Commission, Mayo Clinic Project, RB
     Callable 05/15/16 @ 100
        5.000%, 11/15/36                                   3,000          3,156
   Lakeland, Hospital System Authority,
     Regional Health System Project, RB
     Callable 11/15/16 @ 100
        5.000%, 11/15/32                                   4,000          4,165
   Lee County, Solid Waste Systems
     Authority, RB, MBIA
        5.250%, 10/01/09                                   2,500          2,579
   Miami-Dade County, Jackson Health
     Systems Project, Ser B, RB, MBIA
        5.000%, 06/01/14                                   4,370          4,702
   Miami-Dade County, Miami International
     Airport, Ser B, RB, FSA
     Callable 10/01/07 @ 102
        5.000%, 10/01/11                                   3,300          3,371
   Miami-Dade County, Ser CC, GO, AMBAC
        7.125%, 10/01/08                                   1,470          1,547

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Orlando, Utilities Commission, RB
        5.000%, 10/01/13                                 $ 2,500     $    2,692
   Palm Beach County, Solid Waste
     Authority, Ser A, RB, AMBAC
        6.000%, 10/01/08                                   3,300          3,415
   Palm Coast, Utilities Systems
     Authority, RB, MBIA
     Callable 04/01/17 @ 100
        5.000%, 10/01/24                                   2,000          2,168
                                                                     ----------
                                                                         60,087
                                                                     ----------

GEORGIA -- 3.2%
   Atlanta, Apartment Revenue, Ser D,
     RB, FGIC
        5.250%, 01/01/12                                   2,500          2,651
   Gainesville, Redevelopment Authority,
     Riverside Military Academy Project, RB
     Callable 03/01/17 @ 100
        5.125%, 03/01/37                                   2,000          2,057
   Georgia State, Housing & Finance
     Authority, Single Family Mortgage,
     Sub-Ser B-4, RB
     Callable 11/01/09 @ 100
        5.250%, 06/01/20                                   3,565          3,613
   Georgia State, Main Street Natural Gas,
     Ser A, RB
        5.000%, 03/15/14                                   3,560          3,801
        5.000%, 03/15/18                                   2,800          3,045
   Georgia State, Main Street Natural Gas,
     Ser B, RB
        5.000%, 03/15/15                                   1,850          1,985
   Georgia State, Municipal Electric Power
     Authority, RB, AMBAC
        7.000%, 01/01/08                                   4,355          4,473
   Georgia State, Municipal Electric Power
     Authority, RB, AMBAC (D)
        7.000%, 01/01/08                                     145            149
   Georgia State, Municipal Electric Power
     Authority, Ser V, RB, MBIA
        6.500%, 01/01/12                                   3,235          3,485
   Georgia State, Ser C, GO
        6.000%, 07/01/10                                   2,610          2,804
   Georgia State, Ser D, GO
        6.700%, 08/01/10                                   3,600          3,952
   Savannah, Hospital Authority,
     St. Joseph's Health Systems Project,
     Ser B, RB, FSA
     Callable 01/01/09 @ 101
        5.250%, 07/01/09                                   2,625          2,711
                                                                     ----------
                                                                         34,726
                                                                     ----------

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007                 29

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

HAWAII -- 0.1%
   Honolulu City & County, Water
     Authority, Ser B, RB, MBIA
        5.000%, 07/01/15                                 $ 1,000     $    1,070
                                                                     ----------

IDAHO -- 0.3%
   Idaho State, Health Facilities
     Authority, St Luke's Regional
     Medical Center Project, RB, FSA
     Callable 03/06/07 @ 100 (A)
        3.630%, 07/01/35                                   1,200          1,200
   Idaho State, Housing & Finance
     Association, Ser C, Cl I-III, RB
     Callable 01/01/15 @ 100
        5.100%, 01/01/27                                   2,325          2,378
   Idaho State, Housing & Finance
     Association, Single-Family Mortgage
     Project, Ser C, RB
     Callable 01/01/11 @ 100
        5.600%, 01/01/21                                     275            282
                                                                     ----------
                                                                          3,860
                                                                     ----------

ILLINOIS -- 3.6%
   Chicago, Board of Education, School
     Reform Project, Ser A, GO, FGIC
        5.250%, 12/01/17                                   2,330          2,615
   Chicago, O'Hare International
     Airport, RB, AMBAC
     Callable 01/01/10 @ 101
        5.500%, 01/01/12                                   7,500          7,897
   Chicago, Public Building Commerce
     Building, Chicago Transit Authority,
     RB, AMBAC (D)
        5.000%, 03/01/13                                   2,000          2,144
   Chicago, Ser A, GO, MBIA
     Callable 01/01/13 @ 100
        5.000%, 01/01/34                                   1,240          1,297
   Chicago, Ser A-2, GO, AMBAC
        6.125%, 01/01/12                                   5,000          5,519
   Chicago, Tax Increment Allocation,
     Ser A, TA, AMBAC (F)
        4.150%, 12/01/07                                   6,970          6,783
   Cook County, GO, MBIA (D)
        7.250%, 11/01/07                                     710            727
   Illinois State, Development Financing
     Authority, Community Rehabilitation
     Providers Project, Ser A, RB
        5.700%, 07/01/07                                   1,290          1,293
   Illinois State, Development Financing
     Authority, Student Housing Project,
     Ser A, RB
        5.000%, 06/01/11                                   1,040          1,077

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Illinois State, Educational Facilities
     Authority, Loyola University
     Project, Ser A, RB (D)
        7.000%, 07/01/07                                 $ 2,370     $    2,396
   Illinois State, Finance Authority,
     Educational Advancement Fund
     Project, Ser B, RB
     Callable 11/01/16 @ 100
        5.000%, 05/01/30                                   2,000          2,050
   Illinois State, Health Facilities
     Authority, Condell Medical Center
     Project, RB
        6.000%, 05/15/10                                     880            899
   Illinois State, Housing Development
     Authority, Multi-Family Housing
     Project, Ser G, RB
     Callable 07/01/16 @ 100
        4.850%, 01/01/37                                     800            816
   Southern Illinois, University Housing &
     Auxiliary Facilities Systems
     Project, Ser A, RB, AMBAC
        5.250%, 04/01/20                                   2,000          2,277
   University of Illinois, Auxiliary
     Facilities System, Ser A, RB, AMBAC
        5.500%, 04/01/14                                   2,000          2,218
                                                                     ----------
                                                                         40,008
                                                                     ----------

INDIANA -- 1.7%
   Indiana State, Finance Authority, State
     Revolving Fund Program, Ser A, RB
        5.000%, 02/01/16                                   3,000          3,270
   Indiana State, Health Facilities
     Financing Authority, Ascension
     Health Sub Credit Project, Ser A, RB
        5.000%, 04/01/11                                   4,900          5,129
   Indiana State, Office Building
     Commission, State Office Building II
     Facilities Project, Ser D, RB
        6.900%, 07/01/11                                   4,860          5,158
   Indianapolis, Local Public Improvement
     Bond Bank, Indianapolis Airport
     Authority, Ser F, RB, AMBAC
        5.000%, 01/01/15                                   2,000          2,136
   Indianapolis, Thermal Energy Systems
     Project, Ser A, RB, MBIA
     Callable 10/01/11 @ 101
        5.500%, 10/01/12                                   2,860          3,100
                                                                     ----------
                                                                         18,793
                                                                     ----------

IOWA -- 0.5%
   Tobacco Settlement Authority, Ser B,
     Pre-Refunded @ 101 (C)
        5.600%, 06/01/11                                   5,000          5,402
                                                                     ----------
--------------------------------------------------------------------------------
30                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

KANSAS -- 0.9%
   Kansas State, Department of
     Transportation Highway Authority,
     Ser B-1, RB (A)
        3.630%, 09/01/20                                 $   300     $      300
   Lawrence, Hospital Authority,
     Memorial Hospital Project, RB
     Callable 07/01/16 @ 100
        5.125%, 07/01/36                                   5,620          5,933
   Sedwick & Shawnee Counties,
     Mortgage-Backed Securities
     Program, Ser B-3, RB (E)
     Callable 12/01/16 @ 104
        5.250%, 12/01/38                                   2,000          2,129
   Wyandotte County, Legends
     Village West Project, RB
     Callable 10/01/16 @ 100
        4.875%, 10/01/28                                   1,500          1,506
                                                                     ----------
                                                                          9,868
                                                                     ----------

KENTUCKY -- 0.4%
   Louisville & Jefferson County,
     Norton Healthcare Project, RB
     Callable 10/01/16 @ 100
        5.250%, 10/01/36                                   4,500          4,792
                                                                     ----------

LOUISIANA -- 0.6%
   De Soto Parish, Pollution Control
     Authority, International Paper
     Projects, Ser A, RB
        5.000%, 10/01/12                                   3,600          3,754
   Louisiana State, Gas & Fuels Tax,
     Ser A, RB, FGIC
     Callable 05/01/16 @ 100
        5.000%, 05/01/41                                   3,000          3,200
                                                                     ----------
                                                                          6,954
                                                                     ----------

MARYLAND -- 0.6%
   Maryland State, Department of
     Transportation, Port Administration
     Facilities Project, COP, AMBAC
        5.250%, 06/15/14                                   1,335          1,447
   Maryland State, Maryland Health &
     Higher Educational Facilities
     Authority, Carroll Hospital
     Center Project, RB
     Callable 07/01/16 @ 100
        5.000%, 07/01/40                                   1,000          1,038
   Maryland State, State & Local
     Facilities, Capital Improvements
     Project, Ser A, GO
        5.500%, 08/01/14                                   4,000          4,484
                                                                     ----------
                                                                          6,969
                                                                     ----------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

MASSACHUSETTS -- 5.9%
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB
        5.500%, 03/01/12                                 $ 3,300     $    3,474
   Massachusetts Bay, Transportation
     Authority, Ser A, RB
        5.000%, 07/01/19                                   5,000          5,570
   Massachusetts State, Construction Loan,
     Ser C, RB, AMBAC (D)
        5.000%, 08/01/10                                     190            198
   Massachusetts State, Development
     Finance Agency, Biomedical
     Research Project, Ser C, RB
     Callable 08/01/10 @ 101
        6.000%, 08/01/11                                   1,000          1,064
   Massachusetts State, Development
     Finance Agency, Boston University
     Project, Ser R-2, RB, XLCA
     Callable 03/06/07 @ 100 (A)
        3.620%, 10/01/42                                   3,790          3,790
   Massachusetts State, Development
     Finance Agency, Boston University
     Project, Ser R-4, RB, XLCA
     Callable 03/06/07 @ 100 (A)
        3.620%, 10/01/42                                   6,400          6,400
   Massachusetts State, Health &
     Educational Facilities Authority,
     Lahey Clinic Medical Center Project,
     Ser C, RB, FGIC
        5.000%, 08/15/14                                   2,395          2,580
   Massachusetts State, Health &
     Educational Facilities Authority,
     Lowell General Hospital Project,
     Ser B, RB, FSA
     Callable 06/01/07 @ 102
        5.250%, 06/01/11                                   1,585          1,622
   Massachusetts State, Municipal
     Wholesale Electric Project No. 6-A,
     RB, MBIA
        5.500%, 07/01/09                                   4,000          4,163
   Massachusetts State, School Building
     Authority, Ser A, RB, FSA
     Callable 8/15/15 @ 100
        5.000%, 08/15/30                                   5,000          5,344
   Massachusetts State, Ser A, GO
        5.250%, 08/01/15                                   5,000          5,529
   Massachusetts State, Ser B, GO, FSA
        5.250%, 09/01/21                                   2,500          2,874
        5.250%, 09/01/22                                   2,000          2,309
   Massachusetts State, Ser C, GO, FSA
        5.500%, 12/01/17                                   3,000          3,446
--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007                 31

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Massachusetts State, Special
     Obligation, Federal Highway Project,
     Ser A, GAN, FSA
        5.000%, 12/15/14                                 $10,000     $   10,836
   Massachusetts State, Special
     Obligation, Ser A, GAN, FSA
        5.000%, 12/15/13                                   4,000          4,302
   Massachusetts State, Water Resources
     Authority, Ser A, RB, FGIC
        6.125%, 08/01/11                                   1,500          1,651
                                                                     ----------
                                                                         65,152
                                                                     ----------

MICHIGAN -- 2.1%
   Chippewa Valley, School District,
     GO, FSA
     Callable 11/01/16 @ 100
        4.500%, 05/01/22                                   1,735          1,784
   Greater Detroit, Resource Recovery
     Authority, Ser B, RB, AMBAC
        6.250%, 12/13/07                                   2,000          2,039
   Kent, Hospital Finance Authority,
     Spectrum Health Project, Ser B, RB
        5.000%, 07/15/11                                   4,250          4,448
   Michigan State, Environmental
     Protection Program, GO
        6.250%, 11/01/12                                   3,000          3,273
   Michigan State, Hospital Finance
     Authority, Henry Ford Health
     Systems Project, Ser A, RB
     Callable 11/15/16 @ 100
        5.250%, 11/15/46                                   2,000          2,138
   Wayne Charter County, Detroit Metro
     Project, Ser A, RB, MBIA
     Callable 12/01/08 @ 101
        5.250%, 12/01/11                                   9,645          9,961
                                                                     ----------
                                                                         23,643
                                                                     ----------

MINNESOTA -- 0.3%
   Maple Grove, Health Facilities
     Authority, North Memorial
     Health Care Project, RB
     Callable 09/01/15 @ 100
        5.000%, 09/01/29                                   2,000          2,099
   St. Paul, Housing & Redevelopment
     Authority, Healthpartners
     Group Project, RB
     Callable 11/15/16 @ 100
        4.625%, 05/15/26                                   1,000            998
                                                                     ----------
                                                                          3,097
                                                                     ----------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

MISSISSIPPI -- 0.0%
   Mississippi State, Single-Family
     Housing Authority, Ser D, Cl 6, RB
     Callable 07/01/07 @ 105 (E)
        6.650%, 07/01/12                                 $   315     $      332
                                                                     ----------

MISSOURI -- 1.2%
   Missouri State, Development Finance
     Board, Crackerneck Creek Project,
     Ser C, RB
     Callable 03/01/16 @ 100
        5.000%, 03/01/28                                   2,000          2,093
   Missouri State, Development Finance
     Board, Crackerneck Creek Project,
     Ser C, TA
     Callable 03/01/14 @ 100
        5.000%, 03/01/26                                   1,000          1,036
   Missouri State, Health & Educational
     Facilities, Saint Louis University
     Project, Ser A, RB, MBIA
     Callable 04/02/07 @ 100 (A)
        3.640%, 10/01/35                                     900            900
   Missouri State, Joint Municipal
     Electric Utility Commission, Iatan 2
     Project, Ser A, RB, AMBAC
        5.000%, 01/01/15                                   4,120          4,457
   St. Louis, Lambert International
     Airport, Ser A, RB, FSA
        5.000%, 07/01/14                                   4,000          4,307
                                                                     ----------
                                                                         12,793
                                                                     ----------

NEBRASKA -- 0.7%
   Central Plains, Energy Project, RB (A)
        4.248%, 12/01/26                                   3,550          3,577
   Central Plains, Energy Project,
     Ser A, RB
        5.250%, 12/01/21                                   3,750          4,223
                                                                     ----------
                                                                          7,800
                                                                     ----------

NEVADA -- 0.3%
   Henderson, Local Improvement
     Districts, SA
     Callable 03/01/07 @ 103
        5.300%, 09/01/35                                   3,000          3,047
                                                                     ----------

NEW HAMPSHIRE -- 0.2%
   New Hampshire, Health & Education
     Facilities Authority, Catholic
     Medical Center, RB
     Callable 07/01/16 @ 100
        5.000%, 07/01/36                                   1,800          1,864
                                                                     ----------


--------------------------------------------------------------------------------
32                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

NEW JERSEY -- 4.9%
   Gloucester County, Solid Waste
     Improvement Authority, Waste
     Management Project, Ser A, RB
        6.850%, 12/01/29                                 $ 2,000     $    2,141
   New Jersey State, Economic Development
     Authority, School Facilities
     Construction Project, Ser I, RB
        5.500%, 09/01/15                                   3,110          3,479
   New Jersey State, Economic
     Development Authority, School
     Facilities Construction Project,
     Ser O, RB
        5.000%, 03/01/13                                   4,000          4,266
   New Jersey State, Educational
     Facilities Authority, Higher
     Education Capital Improvements
     Project, Ser B, RB
        5.750%, 09/01/10                                   4,220          4,485
   New Jersey State, Equipment Lease
     Purchase, Ser A, COP
        5.000%, 06/15/14                                   2,500          2,684
   New Jersey State, Health Care
     Facilities Financing Authority,
     St Barnabas Health Care
     Systems Project, Ser A, RB
     Callable 01/01/17 @ 100
        5.000%, 07/01/29                                   1,750          1,819
   New Jersey State, Ser K, GO
        5.125%, 07/15/18                                   6,500          7,231
   New Jersey State, Tobacco Settlement
     Financing Authority, RB
     Pre-Refunded @ 100 (C)
        6.750%, 06/01/13                                   2,645          3,095
   New Jersey State, Transportation Trust
     Fund Authority, RB, AMBAC
        5.250%, 12/15/22                                   5,000          5,738
   New Jersey State, Transportation Trust
     Fund Authority, Transportation
     Systems Project, Ser A, RB
        5.250%, 12/15/20                                   7,250          8,202
   New Jersey State, Transportation Trust
     Fund Authority, Transportation
     Systems Project, Ser A, RB, AMBAC
        5.500%, 12/15/15                                   2,750          3,107
   New Jersey State, Transportation Trust
     Fund Authority, Transportation
     Systems Project, Ser C, RB (D)
        5.000%, 06/15/09                                   2,000          2,061
   Tobacco Settlement, Financing
     Authority, RB
        5.500%, 06/01/11                                   2,000          2,144

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Tobacco Settlement, Financing
     Authority, Ser 1A, RB
     Callable 06/01/17 @ 100
        4.500%, 06/01/23                                 $ 3,000     $    2,952
                                                                     ----------
                                                                         53,404
                                                                     ----------

NEW MEXICO -- 0.6%
   Jicarilla, Apache Nation Reservation
     Project, Ser A, RB
        5.000%, 09/01/11                                   1,000          1,037
        5.000%, 09/01/13                                   3,200          3,363
   New Mexico State, Mortgage Finance
     Authority, Single-Family Mortgage
     Program, Ser C-3, RB
     Callable 04/06/07 @ 102 (E)
        5.950%, 07/01/28                                     245            251
   New Mexico State, Mortgage Finance
     Authority, Single-Family Mortgage
     Program, Ser D-2, RB
     Callable 07/01/08 @ 102 (E)
        6.000%, 01/01/29                                   2,315          2,371
                                                                     ----------
                                                                          7,022
                                                                     ----------

NEW YORK -- 11.0%
   Dutchess County, Industrial Development
     Authority, IBM Project, RB
     Callable 12/01/09 @ 100 (A)
        5.450%, 12/01/29                                   5,500          5,721
   Liberty, Development Authority, Goldman
     Sachs Headquarters Project, RB
        5.250%, 10/01/35                                   1,500          1,761
   Long Island, Power Authority,
     New York Electric Systems Project,
     Ser A, RB, AMBAC
        6.000%, 12/01/07                                   6,000          6,106
   Long Island, Power Authority,
     Ser E, RB, FGIC
     Callable 12/01/16 @ 100
        5.000%, 12/01/17                                   2,000          2,195
        5.000%, 12/01/22                                   2,250          2,441
   Metropolitan New York, Transportation
     Authority, Ser C, RB
        5.000%, 11/15/12                                   2,930          3,118
   New York City, Industrial Development
     Agency, Queens Baseball Stadium-
     Pilot Project, RB, AMBAC
     Callable 01/01/17 @ 100
        5.000%, 01/01/46                                   2,000          2,136
        4.750%, 01/01/42                                   1,000          1,034


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007                 33

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   New York City, Industrial Development
     Agency, Terminal One Group
     Association Project, RB
        5.500%, 01/01/14                                 $ 2,000     $    2,170
   New York City, Municipal Assistance
     Authority, Ser I, RB
     Callable 07/01/07 @ 102
        6.250%, 07/01/08                                   2,000          2,057
   New York City, Ser A, GO
        5.000%, 08/01/14                                   4,000          4,302
   New York City, Ser B, GO
        5.500%, 08/01/11                                   2,000          2,143
        5.250%, 08/01/11                                   2,000          2,122
   New York City, Ser B, GO, XLCA (D)
        7.250%, 08/15/07                                     565            574
   New York City, Ser D, GO
     Callable 11/01/14 @ 100
        5.000%, 11/01/34                                   3,000          3,166
   New York City, Ser G, GO
        5.000%, 08/01/13                                   2,500          2,669
   New York City, Ser H, GO, FGIC
     Callable 08/01/14 @ 100
        5.000%, 08/01/15                                   3,500          3,781
   New York City, Ser I, GO
        5.000%, 08/01/13                                   2,000          2,135
   New York City, Ser I, GO, AMBAC
        5.750%, 03/15/07                                      10             10
   New York City, Ser J, GO
     Callable 03/01/15 @ 100
        5.000%, 03/01/17                                   5,000          5,367
        5.000%, 03/01/35                                   3,000          3,170
   New York City, Ser J, GO
     Callable 08/01/07 @ 101
        6.125%, 08/01/11                                       5              5
   New York City, Ser J, GO
     Pre-Refunded @ 101 (C)
        6.125%, 08/01/07                                     365            372
   New York City, Ser J, Sub-Ser J-1, GO
     Callable 06/01/16 @ 100
        5.000%, 06/01/17                                   1,000          1,083
   New York City, Ser K, GO
     Callable 08/01/15 @ 100
        5.000%, 08/01/21                                   5,000          5,350
   New York City, Sub-Ser F-1, GO
     Callable 09/01/15 @ 100
        5.000%, 09/01/17                                   4,000          4,309
   New York City, Transitional Finance
     Authority, Future Secured Tax
     Project, Ser C, RB (D)
        5.500%, 02/01/09                                     150            155

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser A, RB
     Callable 11/01/11 @ 100 (G)
        5.500%, 11/01/26                                 $ 3,250     $    3,494
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser C, RB
        5.500%, 02/01/09                                     940            972
   New York State, Dormitory Authority,
     Department of Health Project, RB
        5.250%, 07/01/10                                   3,040          3,184
   New York State, Dormitory Authority,
     Presbyterian Hospital Project, RB,
     AMBAC
     Callable 02/01/08 @ 101
        4.400%, 08/01/13                                      85             85
   New York State, Dormitory Authority,
     Ser B, RB
     Callable 05/15/12 @ 100
        5.250%, 11/15/23                                  10,000         10,682
   New York State, Dormitory Authority,
     Ser B, RB, XLCA (A)
        5.250%, 07/01/32                                   4,275          4,650
   New York State, Dormitory Authority,
     State University Educational
     Facilities, Ser A, RB, MBIA
        5.500%, 05/15/13                                   8,125          8,829
   New York State, Environmental
     Facilities Authority, New York City
     Water Project, RB
        5.750%, 06/15/12                                     190            210
   New York State, Mortgage Agency,
     Homeowner Mortgage
     Project, Ser 87, RB
     Callable 09/01/09 @ 100
        5.150%, 04/01/17                                   1,420          1,432
   New York State, Tobacco Settlement
     Financing, Ser A-1, RB
     Callable 03/22/07 @ 100
        5.250%, 06/01/12                                   1,525          1,526
   New York State, Urban Development,
     Capital Correctional Facilities
     Project, Ser A, RB, FSA
        6.500%, 01/01/10                                   4,135          4,455
   New York State, Urban Development,
     Ser A, RB
        5.250%, 01/01/21                                   2,750          2,827
        5.000%, 01/01/17                                   1,175          1,230
   Port Authority of New York &
     New Jersey, Ser 131st, RB
     Callable 06/15/13 @ 101
        5.000%, 12/15/13                                   1,550          1,645


--------------------------------------------------------------------------------
34                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Tsasc, Ser 1, RB
     Callable 06/01/16 @ 100
        4.750%, 06/01/22                                 $ 3,970     $    3,966
   Tsasc, Ser 1, RB
     Pre-Refunded @ 100 (C)
        5.750%, 07/15/09                                   2,520          2,643
                                                                     ----------
                                                                        121,282
                                                                     ----------

NORTH CAROLINA -- 2.3%
   Charlotte, Convention Facilities
     Project, Ser A, COP
        5.000%, 08/01/13                                   7,300          7,836
   North Carolina State, Capital
     Facilities Finance Agency, Duke
     University Project, Ser A, RB
     Callable 10/01/16 @ 100
        5.000%, 10/01/44                                   3,350          3,578
   North Carolina State, Capital
     Facilities Finance Agency, Duke
     University Project, Ser B, RB
     Callable 10/01/16 @ 100
        4.250%, 07/01/42                                     920            894
   North Carolina State, Medical Care
     Commission, First Mortgage-
     Presbyterian Homes Project, RB
     Callable 10/01/16 @ 100
        5.500%, 10/01/31                                   2,360          2,467
   North Carolina State, Medical Care
     Commission, Novant Health Obligation
     Group Project, Ser A, RB
        5.000%, 11/01/13                                   3,500          3,753
   North Carolina State, Municipal Power
     Agency, Ser A, RB, MBIA
        5.750%, 01/01/09                                   6,850          7,100
                                                                     ----------
                                                                         25,628
                                                                     ----------

NORTH DAKOTA -- 0.1%
   Williams County, Sales Tax, RB
     Callable 11/01/14 @ 100
        5.000%, 11/01/31                                   1,000          1,030
                                                                     ----------

OHIO -- 0.7%
   Erie County, Hospital Facilities
     Authority, Firelands Regional
     Medical Center, Ser A, RB
        5.500%, 08/15/10                                   1,000          1,036
   Lakewood, Hospital Improvements
     Authority, Lakewood Hospital
     Association Project, RB
        5.500%, 02/15/13                                   2,500          2,678
   Ohio State, GO
        6.100%, 08/01/12                                   2,000          2,237

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Ohio State, Higher Educational
     Facilities Authority, Case Weston
     Reserve University Project, RB
        6.250%, 10/01/18                                 $ 1,000     $    1,217
                                                                     ----------
                                                                          7,168
                                                                     ----------

OKLAHOMA -- 0.2%
   Tulsa, Industrial Development Authority,
     University of Tulsa Project, RB
     Callable 10/01/16 @ 100
        5.000%, 10/01/37                                   1,850          1,930
                                                                     ----------

PENNSYLVANIA -- 5.6%
   Allegheny County, Education Building
     Authority, Carnegie Mellon
     University Project, RB
     Callable 03/06/07 @ 100 (A)
        3.640%, 12/01/33                                     400            400
   Allegheny County, Hospital Development
     Authority, Childrens Hospital of
     Pittsburgh Project, Ser A, RB (A)
        3.670%, 06/01/35                                   2,350          2,350
   Allegheny County, Hospital Development
     Authority, Childrens Hospital of
     Pittsburgh Project, Ser B, RB (A)
     Callable 03/06/07 @ 100
        3.610%, 06/01/35                                     400            400
   Chester County, Industrial Development
     Authority, Archdiocese of
     Philadelphia Project, RB (A)
        3.640%, 07/01/31                                     100            100
   Cumberland County, Municipal Authority,
     Diakon Lutheran Ministries Project, RB
     Callable 01/01/17 @ 100
        5.000%, 01/01/36                                   1,715          1,772
   Delaware Valley, Regional Finance
     Authority, RB
        5.750%, 07/01/17                                   3,000          3,435
        5.500%, 07/01/12                                   5,925          6,436
   Erie, Higher Education Building
     Authority, Mercyhurst College,
     Ser A, RB
     Callable 03/15/15 @ 100
        4.750%, 03/15/20                                   2,500          2,525
   Kennett, Consolidated School District,
     GO, MBIA
        5.000%, 02/15/15                                   1,000          1,088


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007                 35

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Lancaster County, Higher Education
     Authority, Franklin & Marshall
     College Project, RB
     Callable 04/15/16 @ 100
        5.000%, 04/15/24                                 $ 2,525     $    2,702
   Lancaster County, Hospital Authority,
     Health Systems Project, Ser B, RB
     Callable 03/15/07 @ 100
        5.000%, 03/15/21                                   2,510          2,701
   Montgomery County, Higher Education &
     Health Authority, Abington Memorial
     Hospital Project, Ser A, RB
     Callable 06/01/12 @ 101
        5.125%, 06/01/32                                   3,000          3,136
   Montgomery County, Higher Education &
     Health Authority, Abington Memorial
     Hospital Project, Ser A, RB, AMBAC
        5.000%, 06/01/08                                   1,000          1,015
   New Castle Area, Hospital Authority,
     Jameson Memorial Hospital, RB, MBIA
        5.500%, 07/01/08                                   1,605          1,642
   Pennsylvania State, Economic
     Development Financing Authority,
     Colver Project, Ser F, RB, AMBAC
        5.000%, 12/01/14                                   4,000          4,269
   Pennsylvania State, GO, FSA
        5.375%, 07/01/17                                   4,200          4,772
        5.375%, 07/01/18                                   5,000          5,714
   Pennsylvania State, Higher Education
     Facilities Authority, Allegheny
     Delaware Valley Obligation Project,
     Ser A, RB, MBIA
        5.500%, 11/15/08                                   1,000          1,019
   Pennsylvania State, Higher Education
     Facilities Authority, Waynesburg
     College, Ser J4, RB (A) (B)
        3.300%, 05/01/32                                   3,600          3,557
   Pennsylvania State, Housing Finance
     Agency, Single-Family Mortgage
     Project, RB
     Callable 04/06/07 @ 102 (E)
        5.300%, 10/01/07                                   1,000          1,004
   Pennsylvania State, Industrial
     Development Authority, RB, AMBAC
        7.000%, 07/01/07                                   1,000          1,010
   Philadelphia, School District, Ser B,
     GO, FGIC
        5.500%, 08/01/09                                   4,400          4,593

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Sayre, Healthcare Facilities, Guthrie
     Health Project, Ser A, RB
        6.000%, 12/01/11                                 $ 3,420     $    3,697
   Scranton-Lackawanna, Health & Welfare
     Authority, Community Medical Center
     Project, RB, MBIA
        5.500%, 07/01/07                                   2,585          2,600
   Westmoreland County, Municipal
     Authority, Special Obligation,
     GO (D)
        9.125%, 07/01/10                                      45             47
   Wilkinsburg, Municipal Authority,
     Monroeville Christian Project, RB
     Callable 03/06/07 @ 100 (A)
        3.670%, 03/01/27                                     100            100
                                                                     ----------
                                                                         62,084
                                                                     ----------

PUERTO RICO -- 6.2%
   Puerto Rico Commonwealth,
     Government Development Bank
     Authority, Ser B, RB
        5.000%, 12/01/11                                   3,000          3,147
        5.000%, 12/01/13                                   1,000          1,063
   Puerto Rico Commonwealth,
     Government Development Bank
     Authority, Ser C, RB
        5.250%, 01/01/15                                   1,725          1,849
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser M, RB
     Callable 07/01/17 @ 100
        5.000%, 07/01/21                                   4,120          4,444
        5.000%, 07/01/22                                   3,220          3,468
   Puerto Rico Commonwealth,
     Infrastructure Financing
     Authority, Ser B, Special Tax
     Callable 07/01/16 @ 100
        5.000%, 07/01/46                                   2,000          2,111
   Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser C, RB (G)
        5.500%, 07/01/12                                   2,000          2,155
   Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser J, RB
     Callable 07/01/12 @ 100 (G)
        5.000%, 07/01/28                                   7,000          7,346
   Puerto Rico Commonwealth, Public
     Finance Authority, Commonwealth
     Appropriations Project, Ser A, RB
     Callable 02/01/12 @ 100 (A) (B)
        5.750%, 08/01/27                                  27,365         29,465



--------------------------------------------------------------------------------
36                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Puerto Rico Commonwealth, Public
     Improvements Project, Ser A, GO
     Callable 07/01/16 @ 100
        5.250%, 07/01/30                                 $ 2,000     $    2,177
   Puerto Rico Commonwealth, Public
     Improvements Project, Ser C, GO (A)
        6.000%, 07/01/13                                   5,000          5,140
   Puerto Rico Commonwealth, Ser A, GO
     Callable 07/01/12 @ 100
        5.000%, 07/01/30                                   1,500          1,574
   University of Puerto Rico, University
     Systems Project, Ser Q, RB
     Callable 06/01/16 @ 100
        5.000%, 06/01/21                                   3,855          4,147
                                                                     ----------
                                                                         68,086
                                                                     ----------

RHODE ISLAND -- 0.7%
   Rhode Island State, Health &
     Educational Authority, Providence
     Public Schools Financing Project,
     RB, FSA
        5.000%, 05/15/15                                   2,215          2,415
   Rhode Island State, Housing & Mortgage
     Finance Authority, Homeownership
     Opportunity Project, Ser 25A, RB
     Callable 10/01/07 @ 102
        4.950%, 10/01/16                                     835            839
   Rhode Island State, Housing & Mortgage
     Finance Authority, Homeownership
     Opportunity Project, Ser 49-C, RB
        4.000%, 03/20/08                                   4,000          4,007
                                                                     ----------
                                                                          7,261
                                                                     ----------

SOUTH CAROLINA -- 2.3%
   Charleston County, Educational
     Excellence Finance Authority,
     School District Project, RB
     Callable 12/01/14 @ 100
        5.000%, 12/01/16                                   3,000          3,200
   Greenville County, School District,
     Building Equity Sooner Project, RB
        5.500%, 12/01/17                                   4,000          4,531
   Orangeburg, Joint Governmental Action
     Authority, RB, MBIA
        5.000%, 10/01/13                                   2,800          3,019
   Piedmont, Municipal Power Agency, South
     Carolina Electric, Ser A, RB, FGIC
        6.500%, 01/01/16                                     800            961

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Piedmont, Municipal Power Agency,
     South Carolina Electric, Ser A, RB,
     FGIC (D)
        6.500%, 01/01/16                                 $ 1,020     $    1,231
   Richland County, International Paper
     Projects, Ser A, RB
        4.250%, 10/01/07                                   5,150          5,155
   South Carolina State, Hospital
     Facilities Authority, Medical
     University Project, RB
     Pre-Refunded @ 101 (C)
        5.625%, 07/01/11                                   2,885          3,036
   South Carolina State, Transportation
     Infrastructure Bank,
     Ser A, RB, AMBAC
     Callable 10/01/13 @ 100
        5.000%, 10/01/33                                   4,200          4,440
                                                                     ----------
                                                                         25,573
                                                                     ----------

SOUTH DAKOTA -- 0.1%
   South Dakota State, Health &
     Educational Facilities Authority,
     McKennan Hospital Project, RB, MBIA
        6.000%, 07/01/08                                   1,025          1,055
   South Dakota State, Health &
     Educational Facilities Authority,
     Prairie Healthcare Project, RB,
     ACA Insured
        5.200%, 04/01/08                                     445            448
                                                                     ----------
                                                                          1,503
                                                                     ----------

TENNESSEE -- 3.0%
   Hendersonville, Industrial
     Development Authority,
     Ashford 83 Association
     Project, RB
     Callable 04/06/07 @ 102
        5.950%, 12/15/08                                     400            405
   Metropolitan Government Nashville &
     Davidson Counties, Cab Converter,
     RB, FGIC
        7.700%, 01/01/12                                   5,000          5,610
   Metropolitan Nashville, Airport
     Authority, Improvements Project,
     Ser A, RB
        6.600%, 07/01/08                                   2,000          2,075
   Shelby County, Health & Educational
     Facilities Authority, Baptist
     Memorial Healthcare, Ser A, RB (A)
        5.000%, 09/01/20                                   8,200          8,340

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007                 37

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Sullivan County, Health Educational &
     Housing Authority, Wellmont Health
     Systems Project, Ser C, RB
     Callable 09/01/16 @ 100
        5.250%, 09/01/36                                 $ 2,000     $    2,119
   Tennessee State, Energy Acquisition
     Project, Ser A, RB
        5.000%, 09/01/16                                   6,000          6,489
   Tennessee State, Energy Acquisition
     Project, Ser C, RB
        5.000%, 02/01/14                                   3,170          3,381
        5.000%, 02/01/23                                   4,000          4,408
                                                                     ----------
                                                                         32,827
                                                                     ----------

TEXAS -- 8.0%
   Austin, Independent School District, GO
        5.250%, 08/01/15                                   3,000          3,313
   Austin, Utility Systems, RB, AMBAC
        6.750%, 11/15/12                                   5,000          5,754
   Carrollton, Farmers Branch
     Independent School District, GO
     Callable 02/15/09 @ 100
        5.750%, 02/15/10                                   1,605          1,667
   Clear Creek Island, Independent School
     District, Ser A, GO
        5.000%, 02/15/17                                   1,885          2,064
   Corpus Christi, Utilities Systems
     Improvement Authority, RB
     Callable 07/15/16 @ 100
        4.500%, 07/15/23                                   2,000          2,044
   Dallas, Area Rapid Transit Authority,
     Senoir Lien, RB, AMBAC
     Callable 12/01/16 @ 100
        4.500%, 12/01/24                                   1,520          1,551
   Dallas-Fort Worth, International
     Airport Facilities Authority,
     Ser A, RB, XLCA
     Callable 11/01/09 @ 100
        5.000%, 11/01/12                                   3,000          3,083
   Deer Park, Independent School
     District, GO
        6.000%, 02/15/08                                   2,000          2,043
   El Paso County, Community College
     District Authority, Combination
     Fee-Building Project, RB, MBIA
     Callable 04/01/17 @ 100
        5.000%, 04/01/21                                   2,000          2,178
   Frisco, Independent School District,
     School Building Project, GO
     Callable 08/15/07 @ 100
        4.500%, 08/15/23                                   2,210          2,254
   Harris County, GO (D)
        6.000%, 12/15/11                                   3,895          4,289

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Harris County, Health Facilities
     Development Authority, Memorial
     Hospital Systems Project, Ser A,
     RB, MBIA
        6.000%, 06/01/09                                 $ 1,825     $    1,913
   Harris County, Health Facilities
     Development, Christus Health
     Project, RB, MBIA (D)
        5.375%, 07/01/08                                     485            496
   Harris County, Health Facilities
     Development, Christus Health
     Project, Ser A, RB, MBIA
        5.375%, 07/01/08                                   3,360          3,431
   Harris County, Toll Road Authority,
     Ser B-2, RB, FGIC (A)
        5.000%, 08/15/21                                   5,000          5,147
   Houston, Airport Systems Authority,
     Sub Lien, Ser A, RB, FSA
        6.000%, 07/01/09                                   5,000          5,242
   Houston, Community College, Northline
     Mall Campus Project, RB, AMBAC
     Callable 04/15/07 @ 100
        4.500%, 04/15/24                                   1,000          1,021
   Houston, Hotel Occupancy Tax & Special
     Revenue, Convention & Entertainment
     Project, Ser B, RB, AMBAC
        5.500%, 09/01/09                                   2,500          2,610
   Houston, Hotel Occupancy Tax & Special
     Revenue, Convention & Entertainment
     Project, Ser B, RB, AMBAC (F)
        4.167%, 09/01/15                                   5,500          3,926
   Houston, Ser C, GO
        7.000%, 03/01/08                                   2,795          2,837
   Humble Island, Independent School
     District, Ser A, GO
        5.250%, 02/15/14                                   2,635          2,875
   Red River, Education Finance Authority,
     Texas Christian University Project, RB
     Callable 03/15/16 @ 100
        4.375%, 03/15/23                                   1,000          1,005
   San Antonio, Airport Systems Authority,
     Ser 2003, RB, FSA
        6.000%, 07/01/12                                   2,045          2,249
   San Antonio, Electric & Gas Authority,
     Ser 2000, RB (D)
        5.750%, 02/01/11                                   1,540          1,612
   San Antonio, Electric & Gas Authority,
     Ser A, RB
        5.000%, 02/01/14                                   4,015          4,343

--------------------------------------------------------------------------------
38                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Southwest, Higher Education Authority,
     Southern Methodist University
     Project, RB, AMBAC
        5.250%, 10/01/10                                 $ 1,350     $    1,422
   Tarrant, Regional Water District
     Authority, RB, FSA
        5.000%, 03/01/11                                   2,000          2,099
   Texas State, Alliance Airport
     Authority, Fedex Corporation
     Project, RB
     Callable 04/01/16 @ 100
        4.850%, 04/01/21                                   4,000          4,109
   Texas State, Municipal Power Agency,
     RB, MBIA (D) (F)
        4.076%, 09/01/16                                      25             17
   Texas State, Public Finance
     Authority, Ser A, GO
     Callable 10/01/16 @ 100
        5.000%, 10/01/24                                   1,500          1,615
   Texas State, Transportation
     Commission Authority, RB
     Callable 04/01/16 @ 100
        5.000%, 04/01/26                                   4,000          4,295
   Texas State, Transportation Commission,
     Highway First Tier, Ser A, RB
     Callable 04/01/16 @ 100
        5.000%, 04/01/17                                   3,000          3,267
   Texas State, Transportation Commission,
     Mobility Fund, Ser A, GO
     Callable 04/01/17 @ 100
        5.000%, 04/01/22                                   1,600          1,732
                                                                     ----------
                                                                         87,503
                                                                     ----------

UTAH -- 0.7%
   Salt Lake County, Hospital Authority,
     IHC Health Services Project,
     RB, AMBAC
        5.500%, 05/15/09                                   1,000          1,037
   Utah State, Intermountain Power Agency
     Power Supply, Ser A, RB, MBIA
        6.000%, 07/01/08                                   6,000          6,182
                                                                     ----------
                                                                          7,219
                                                                     ----------

VERMONT -- 0.2%
   Vermont State, Housing Finance Agency,
     Housing Project, Ser 23, RB, FSA
     Callable 11/01/14 @ 100
        5.000%, 05/01/34                                   2,135          2,187
                                                                     ----------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

VIRGINIA -- 1.4%
   Charles City County, Industrial
     Development Authority, Waste
     Management Project, RB
        4.875%, 02/01/09                                 $ 5,250     $    5,322
   Fairfax County, Economic Development
     Authority, Ser A, RB, AMBAC
        6.100%, 02/01/11                                   5,000          5,393
   King George County, Industrial
     Development Authority, Waste
     Management Project, Ser A, RB
        4.100%, 06/01/23                                   1,685          1,682
   Suffolk County, Industrial Development
     Authority, First Mortgage-Lake
     Prince Center Project, RB
     Callable 09/01/16 @ 100
        5.300%, 09/01/31                                   1,000          1,024
   University of Virginia, Ser B, RB
     Callable 06/01/13 @ 100
        5.000%, 06/01/33                                   1,700          1,796
                                                                     ----------
                                                                         15,217
                                                                     ----------

WASHINGTON -- 3.8%
   Clark County, Public Utility
     District Authority, RB, FSA
     Callable 01/01/10 @ 100
        5.625%, 01/01/11                                   1,500          1,575
   King County, Public Hospital District
     No. 2, Refunding & Improvement -
     Evergreen Healthcare, GO, MBIA
     Callable 12/01/16 @ 100
        5.000%, 12/01/21                                   1,910          2,059
   Port of Seattle, Ser A, RB, FGIC
     Callable 10/01/11 @ 100
        5.000%, 04/01/31                                   4,000          4,164
   Washington State, Energy Northwest,
     Columbia Generating Project,
     Ser A, RB
        5.500%, 07/01/15                                   2,000          2,238
   Washington State, Energy Northwest,
     Columbia Station Project, Ser A, RB
        5.000%, 07/01/20                                   5,000          5,573
   Washington State, Public Power
     Supply Systems Authority, Nuclear
     Project No. 2, Ser A, RB
     Callable 07/01/08 @ 102
        5.000%, 07/01/12                                   3,000          3,105
   Washington State, Public Power Supply
     Systems Authority, Ser B, RB
        7.250%, 07/01/09                                     120            125


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007                 39

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Washington State, Public Power Supply
     Systems Authority, Ser B, RB (D)
        7.250%, 07/01/09                                 $ 1,500     $    1,563
   Washington State, Ser B & Ser AT-7, GO
        6.250%, 06/01/10                                   4,550          4,904
   Washington State, Ser B, GO
     Callable 01/01/09 @ 100
        5.000%, 01/01/20                                   4,300          4,394
   Washington State, Tobacco Settlement
     Authority, RB,
     Callable 06/01/13 @ 100
        6.500%, 06/01/26                                   7,490          8,214
   Washington State, Tobacco Settlement
     Financing, RB
        6.250%, 06/01/11                                   4,000          4,307
                                                                     ----------
                                                                         42,221
                                                                     ----------

WISCONSIN -- 0.2%
   Badger, Tobacco Asset
     Securitization, RB
     Callable 06/01/12 @ 100
        6.125%, 06/01/27                                     450            481
   Wisconsin State, Housing & Economic
     Development Authority, Ser E, RB
     Callable 07/01/10 @ 100
        5.750%, 09/01/27                                   1,320          1,372
                                                                     ----------
                                                                          1,853
                                                                     ----------

WYOMING -- 0.2%
   Teton County, Hospital Authority,
     RB, ACA Insured
     Callable 12/01/08 @ 101
        5.800%, 12/01/17                                   1,950          2,016
                                                                     ----------

Total Municipal Bonds
   (Cost $1,076,584) ($ Thousands)                                    1,091,437
                                                                     ----------

TAX EXEMPT CORPORATE BOND -- 0.6%

CALIFORNIA -- 0.6%
   San Manuel Entertainment
     Callable 12/01/13 @ 102 (H)
        4.500%, 12/01/16                                   6,000          6,084
                                                                     ----------

Total Tax Exempt Corporate Bond
   (Cost $5,956) ($ Thousands)                                            6,084
                                                                     ----------

--------------------------------------------------------------------------------
                                                                          Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

CASH EQUIVALENT -- 0.0%
   SEI Tax Exempt Trust, Institutional
     Tax Free Fund, Cl A, 3.41%+                         124,232     $      124
                                                                     ----------

Total Cash Equivalent
   (Cost $124) ($ Thousands)                                                124
                                                                     ----------

Total Investments -- 99.8%
   (Cost $1,082,664) ($ Thousands)                                   $1,097,645
                                                                     ==========

Percentages are based on Net Assets of $1,100,024.
+ Affiliated Security -- See Note 3 in the Notes to Financial Statements. Rate shown is the 7-day effective yield as of February 28, 2007.
(A) Floating Rate Security. The rate reflected on the Schedule of Investments is the rate in effect on February 28, 2007. The demand and interest rate reset feature gives this security a shorter effective maturity date.
(B) Securities are held in connection with a letter of credit issued by a major bank.
(C) Pre-Refunded Security -- The maturity date shown is the pre-refunded date.
(D) Security is escrowed to maturity.
(E) Securities are collateralized under an agreement from FHA/FNMA/GNMA.
(F) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(G) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on February 28, 2007. The coupon on a step bond changes on a specified date.
(H) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2007, the value of these securities amounted to $6,084 ($ Thousands), representing 0.6% of the net assets of the Fund.
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
Cl -- Class
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA -- Federal Housing Agency
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GAN -- Grant Anticipation Note
GNMA -- Government National Mortgage Association
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
SA -- Special Assessment
Ser -- Series
TA -- Tax Allocation
XLCA -- XL Capital Assurance


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
40                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007

Short Duration Municipal Fund

February 28, 2007

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS*:

[BAR CHART OMITTED]
Plot Points for EDGAR Purposes are as follows:

22.1% Education
19.4% General Obligations
10.3% General Revenue
 7.6% Utilities
 7.0% Industrial Development
 6.9% Power
 6.9% Transportation
 6.8% Healthcare
 5.3% Public Facilities
 3.6% Housing
 2.7% Pollution Control
 0.8% Equipment
 0.5% Water
 0.1% Nursing Homes
 0.0% Short Term Investment

*Percentages based on total investments.

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- 101.4%

ALASKA -- 2.5%
   Alaska State, Eclipse Funding Trust,
     Solar Eclipse Project, RB, FGIC (A)
        3.690%, 10/01/14                                  $1,570       $  1,570
   Anchorage, Correctional Facility,
     RB, FSA
     Pre-Refunded @ 100 (C)
        6.000%, 02/01/10                                   3,830          4,079
                                                                       --------
                                                                          5,649
                                                                       --------

ARIZONA -- 0.9%
   Maricopa County, Industrial
     Development Authority, Horizon
     Community Learning Center
     Project, RB, ACA Insured
     Pre-Refunded @ 102 (C)
        6.375%, 06/01/07                                   1,000          1,027
   Phoenix Arizona, Civic Improvement
     Authority, Senior Lien, Ser B, RB
        5.000%, 07/01/07                                   1,000          1,004
                                                                       --------
                                                                          2,031
                                                                       --------

ARKANSAS -- 0.5%
   Arkansas State, Development Finance
     Authority, Revolving Loan Funding
     Project, Ser A, RB
        4.000%, 06/01/08                                   1,000          1,003
                                                                       --------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

CALIFORNIA -- 1.3%
   California State, Communities
     Development Authority, Multi-Family
     Housing Project, RB
     Pre-Refunded @ 103 (C)
        7.250%, 12/01/09                                  $  990       $  1,098
   Santa Monica, Community College
     District, Election 2007 Project,
     Ser C, GO, FGIC (E)
        3.940%, 08/01/10                                   2,000          1,764
                                                                       --------
                                                                          2,862
                                                                       --------

CONNECTICUT -- 1.1%
   Connecticut State, Ser D, GO
     Pre-Refunded @ 100 (C)
        5.375%, 11/15/12                                   2,325          2,531
                                                                       --------

FLORIDA -- 1.5%
   Highlands County, Health Facilities
     Authority, Adventist Health Systems
     Project, Ser G, RB
        5.000%, 11/15/12                                   1,020          1,074
   Martin County, Pollution Control
     Authority, Power & Light Project,
     RB (A)
        3.650%, 07/15/22                                   1,000          1,000
   Volusia County, Educational Facility
     Authority, Embry-Riddle Project, RB,
     Radian Insured
        4.500%, 10/15/07                                   1,220          1,225
                                                                       --------
                                                                          3,299
                                                                       --------

GEORGIA -- 1.2%
   Gainesville & Hall Counties, Senior
     Living Facilities, Lanier Village
     Project, Ser C, RB (A) (B)
        3.640%, 11/15/30                                     300            300
   Georgia State, Main Street Natural Gas
     Authority, Ser C-11, RB (A)
        3.570%, 03/15/13                                     300            300
   Marietta, Housing Authority, Essential
     Function Project, RB (A) (B)
     Callable 02/01/11 @ 100
        3.950%, 02/01/19                                   2,000          2,011
                                                                       --------
                                                                          2,611
                                                                       --------

ILLINOIS -- 4.7%
   Chicago, Ser A, GO, MBIA
        5.250%, 01/01/08                                     700            708
   Chicago, Transit Authority, Federal
     Transit Administration, Sector 5307,
     RB, AMBAC
        4.000%, 06/01/09                                   2,265          2,280

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007                 41

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Decatur Park District, Park Project,
     Ser B, GO
        4.250%, 12/15/08                                  $1,189       $  1,198
   Illinois State, 1st Ser, GO
        5.500%, 08/01/07                                     200            201
   Illinois State, Health Facilities
     Authority, Memorial Health Systems
     Project, RB (A) (B)
        3.690%, 10/01/22                                   1,000          1,000
   Illinois State, Sales Tax Revenue
     Authority, RB
        5.000%, 06/15/08                                   1,000          1,017
   Lombard County, Installment Contract
     Certificates, GO, MBIA
        4.750%, 07/01/07                                     200            201
   McLean County, Public Building
     Commission, Capital Appreciation -
     Public Building Project, RB,
     MBIA (E)
        4.200%, 11/01/10                                   1,550          1,348
   Quad Cities, Regional Economic
     Development Authority, Two Rivers
     YMCA Project, RB (A) (B)
        3.690%, 12/01/31                                     300            300
   Winnebago County, School District
     No 122, GO, FGIC
        6.550%, 06/01/12                                   2,000          2,269
                                                                       --------
                                                                         10,522
                                                                       --------

INDIANA -- 9.6%
   Anderson, Industrial Redevelopment
     Distribution Tax, BAN
        4.375%, 10/04/08                                   3,700          3,706
   Hamilton County, BAN
     Callable 05/01/08 @ 100
        4.250%, 07/10/08                                   3,650          3,652
   Indiana State, Educational Facilities
     Authority, University of Indianapolis
     Project, RB (A) (B)
        3.690%, 10/01/30                                     100            100
   Indiana State, Health & Educational
     Facilities Financing Authority,
     Floyd Memorial Hospital & Health
     Project, RB (A) (B)
        3.690%, 10/01/36                                   3,600          3,600
   Indiana State, Health Facilities
     Financing Authority, Fayette
     Memorial Hospital Association
     Project, Ser A, RB (A) (B)
        3.690%, 10/01/32                                   2,200          2,200
   Indiana State, Health Facilities
     Financing Authority, Fayette
     Memorial Hospital Association
     Project, Ser B, RB (A) (B)
        3.690%, 10/01/22                                     245            245

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Indiana State, Transition Finance
     Authority, Highway Restoration
     Project, RB (A)
     Pre-Refunded @ 100 (C)
        3.650%, 12/01/10                                  $  300       $    300
   Martinsville, BAN
        4.000%, 12/12/08                                   1,000            998
   Porter County, Hospital Association,
     Hospital Project, RB
     Pre-Refunded @ 102 (C)
        5.700%, 12/01/07                                   1,000          1,035
   Zionsville, BAN
        4.250%, 12/15/11                                   5,725          5,726
                                                                       --------
                                                                         21,562
                                                                       --------

IOWA -- 2.8%
   Coralville, Annual Appropriation
     Project, Ser K 2, GO
        5.000%, 06/01/07                                   1,200          1,204
   Grinnell, Hospital Authority, Grinnell
     Regional Medical Center Project,
     RB (A) (B)
        3.690%, 12/01/21                                     100            100
   Iowa State, Higher Education Loan
     Authority, Private College
     Facilities, Des Moines Project,
     RB (A)
        3.690%, 10/01/33                                     100            100
   Iowa State, Higher Education Loan
     Authority, Private College
     Facilities, Wartburg Project,
     RB (A) (B)
        3.690%, 03/01/30                                     600            600
   Waterloo, Community School District,
     BAN & RAN
        4.750%, 06/01/09                                   4,300          4,378
                                                                       --------
                                                                          6,382
                                                                       --------

KANSAS -- 4.7%
   Gardner, Temporary Notes, Ser B, GO
     Callable 12/01/07 @ 100
        4.200%, 06/01/08                                   2,000          2,002
   Junction City, Temporary Notes,
     Ser C, GO
        5.000%, 08/01/07                                   1,815          1,825
   Junction City, Temporary Notes,
     Ser E, GO
        5.000%, 12/01/07                                   2,200          2,215
   Kansas State, Department of
     Transportation Highway Authority,
     Ser A, RB (D)
        7.250%, 09/01/08                                   1,410          1,484
   University of Kansas, Hospital Authority,
     Refunding & Improvement, Health
     Systems Project, RB
        5.000%, 09/01/09                                     580            595
        5.000%, 09/01/10                                     750            777
--------------------------------------------------------------------------------
42                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Wyandotte County, Government Facilities
     Project, Temporary Notes, Ser I, GO
        3.730%, 04/01/07                                  $1,700       $  1,700
                                                                       --------
                                                                         10,598
                                                                       --------

KENTUCKY -- 0.9%
   Breckinridge County, Association
     Counties Leasing Trust, Ser A,
     RB (A)
        3.640%, 02/01/32                                     305            305
   Lexington-Fayette Urban County,
     Government Housing Authority,
     Richmond Place Project, RB (A) (B)
        3.750%, 04/01/15                                   1,630          1,630
                                                                       --------
                                                                          1,935
                                                                       --------

LOUISIANA -- 2.2%
   East Baton Rouge, Sewer Commons
     Authority, Ser 1453, RB, FSA (A)
        3.690%, 02/01/31                                   2,400          2,400
   Louisiana State, Energy & Power
     Authority, RB, FSA
        5.500%, 01/01/08                                   1,000          1,014
   Louisiana State, Military Department,
     Custody Receipts Project, RB
        5.000%, 08/01/10                                     770            793
        5.000%, 08/01/11                                     750            775
                                                                       --------
                                                                          4,982
                                                                       --------

MAINE -- 0.5%
   Maine State, GO
        4.000%, 07/15/07                                   1,000          1,001
                                                                       --------

MASSACHUSETTS -- 5.0%
   Berkshire, Regional Transportation
     Authority, RAN
        4.250%, 09/14/07                                   2,000          2,003
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB
        7.000%, 03/01/07                                   1,500          1,500
        7.000%, 03/01/08                                   1,000          1,033
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser B, RB
     Pre-Refunded @ 101 (C)
        5.000%, 03/01/07                                   1,000          1,010
   Massachusetts State, Construction Loan,
     Ser C, GO
        5.000%, 08/01/07                                     965            970

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Massachusetts State, Construction Loan,
     Ser C, GO (D)
        5.000%, 08/01/07                                  $   35       $     35
   Massachusetts State, Development
     Finance Agency, Ser 563, RB (A)
        3.690%, 07/01/35                                   1,260          1,260
   Massachusetts State, School Building
     Authority, Ser A, RB
        5.000%, 08/15/07                                   1,000          1,006
   Massachusetts State, Ser 449, GO,
     AMBAC (A)
        3.680%, 02/01/18                                     375            375
   Massachusetts State, Ser A, GO
        5.250%, 01/01/08                                   2,000          2,026
                                                                       --------
                                                                         11,218
                                                                       --------

MICHIGAN -- 3.6%
   Hudsonville, Public Schools, GO, FGIC
     Pre-Refunded @ 100 (C)
        5.150%, 05/01/08                                   1,710          1,740
   Michigan State, Building Authority,
     Facilities Program, Ser I, RB, FSA
        5.000%, 10/15/07                                   1,000          1,008
   Michigan State, Environmental Program,
     Ser A, GO
        5.000%, 05/01/08                                   2,200          2,232
   Michigan State, Housing Development
     Authority, Courtyards of Taylor
     Project, Ser A, RB (A)
        3.660%, 08/15/32                                     400            400
   Michigan State, New Center Development
     Project, COP, MBIA (D)
        5.500%, 09/01/07                                   1,660          1,675
   Michigan State, South Central Power
     Agency, RB, AMBAC
        5.000%, 11/01/10                                   1,020          1,069
                                                                       --------
                                                                          8,124
                                                                       --------

MINNESOTA -- 2.6%
   Brooklyn, Center Development
     Authority, Brookdale Office Park
     Project, RB (A) (B)
        3.690%, 12/01/14                                     200            200
   Mankato, Bethany Lutheran College
     Project, Ser B, RB (A) (B)
        3.690%, 11/01/15                                   1,400          1,400
   Northern Minnesota, Municipal Power
     Agency, Electricity Systems Project,
     RB, FSA
        5.500%, 01/01/08                                   1,250          1,269

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007                 43

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Roseville, Private School Facilities,
     Northwestern College Project,
     RB (A) (B)
        3.690%, 11/01/22                                  $  150       $    150
   St. Louis County, Independent School
     District No 214, Ser A, GO
        4.625%, 09/24/07                                   2,900          2,911
                                                                       --------
                                                                          5,930
                                                                       --------

MISSISSIPPI -- 0.9%
   Jones County, South Central
     Regional Medical Center, RB
     Pre-Refunded @ 100 (C)
        5.400%, 12/01/07                                     750            760
   Mississippi State, University
     Educational Building Authority,
     Residence Hall & Campus Improvement
     Project, RB, MBIA
        5.000%, 08/01/08                                   1,245          1,268
                                                                       --------
                                                                          2,028
                                                                       --------

MISSOURI -- 2.0%
   Kirkwood, Tax Increment Revenue
     Authority, Kirkwood Commons Project,
     RB (A) (B)
        3.690%, 10/01/17                                     200            200
   Missouri State, Development Finance
     Board Lease, Association Municipal
     Utilities Lease Project, RB (A) (B)
        3.690%, 06/01/33                                     280            280
   Missouri State, Health & Educational
     Facilities Authority, Bethesda
     Health Group Project, Ser A,
     RB (A) (B)
        3.690%, 08/01/31                                     200            200
   Missouri State, Health & Educational
     Facilities Authority, Christian
     Brothers Project, Ser A, RB (A) (B)
        3.690%, 10/01/32                                     600            600
   Missouri State, Health & Educational
     Facilities Authority, De Smet Jesuit
     High School Project, RB (A) (B)
        3.690%, 11/01/27                                     200            200
   Missouri State, Health & Educational
     Facilities Authority, Drury College
     Project, RB (A) (B)
        3.690%, 08/15/24                                     100            100
   Missouri State, Health & Educational
     Facilities Authority, Drury
     University Project, RB (A) (B)
        3.690%, 08/15/28                                     300            300

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Missouri State, Health & Educational
     Facilities Authority, St. Louis
     University Project, Ser B,
     RB (A) (B)
        3.670%, 10/01/24                                  $  700       $    700
   Missouri State, Regional Convention &
     Sports Facilities Authority,
     Convention & Sports Facility
     Project, Ser A-1, RB
        5.000%, 08/15/07                                   1,925          1,937
                                                                       --------
                                                                          4,517
                                                                       --------

NEW HAMPSHIRE -- 0.6%
   Merrimack County, TAN
        4.250%, 12/28/07                                   1,250          1,254
                                                                       --------

NEW JERSEY -- 5.0%
   Hudson County, COP, MBIA
        6.000%, 06/01/08                                   1,360          1,397
   New Jersey State, Educational
     Facilities Authority, Higher
     Education Trust Fund Project,
     Sub-Ser A-1, RB
        5.000%, 09/01/07                                   2,500          2,516
   New Jersey State, Equipment Lease
     Purchase, Ser A, COP
        5.000%, 06/15/08                                   1,750          1,778
   New Jersey State, Turnpike Authority,
     Ser C, RB (D)
        6.500%, 01/01/08                                   4,400          4,503
   Spring Lake Borough, BAN
        4.500%, 04/19/07                                   1,000          1,001
                                                                       --------
                                                                         11,195
                                                                       --------

NEW MEXICO -- 0.6%
   Farmington, Utility Systems Authority,
     RB, AMBAC (D)
        9.875%, 01/01/08                                     125            131
   New Mexico, Mortgage Finance Authority,
     RB (D)
        6.000%, 07/01/10                                   1,045          1,122
                                                                       --------
                                                                          1,253
                                                                       --------

NEW YORK -- 2.8%
   Amherst, Industrial Development Civic
     Facilities, University & College
     Improvements Project, RB
     Pre-Refunded @ 102 (C)
        6.125%, 10/01/11                                   3,100          3,473
   New York State, Urban Development
     Corporate Revenue Authority, State
     Personal Income Tax Project,
     Ser A-4, RB
        4.000%, 03/15/07                                   1,500          1,500


--------------------------------------------------------------------------------
44                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Suffolk County, Industrial Development
     Agency, Jefferson's Ferry Project,
     Ser A, RB
     Pre-Refunded @ 102 (C)
        7.200%, 11/01/09                                  $1,200       $  1,310
                                                                       --------
                                                                          6,283
                                                                       --------

NORTH CAROLINA -- 1.8%
   North Carolina State, GO
        5.000%, 03/01/08                                   1,500          1,521
   North Carolina State, Municipal Power
     Agency, Ser A, RB, AMBAC
        4.000%, 01/01/09                                   2,540          2,555
                                                                       --------
                                                                          4,076
                                                                       --------

OHIO -- 8.3%
   Cincinnati, School Computer Technology
     Project, GO, FSA
        5.000%, 12/01/07                                   1,225          1,237
   Deerfield Township, BAN
        3.750%, 11/29/07                                   1,100          1,099
   Edison Community College, BAN
        4.150%, 04/27/07                                   1,000          1,000
   Greene County, Water Systems Revenue
     Authority, Ser A, RB, FGIC
     Pre-Refunded @ 102 (C)
        6.125%, 12/01/07                                   1,000          1,038
   Licking County, School Facilities
     Construction, BAN
        4.500%, 09/12/07                                   1,100          1,104
   Monroe, BAN
        4.500%, 03/15/07                                   1,000          1,000
   Ohio State, American Municipal Power,
     Bowling Green College Project, BAN
        3.700%, 11/29/07                                   1,640          1,638
   Ohio State, American Municipal Power,
     Newton Falls Project, BAN
        4.250%, 06/29/07                                   1,425          1,426
   Ohio State, Building Authority,
     Administration Building Funding
     Project, Ser B, RB
        5.125%, 10/01/07                                   1,000          1,008
   Ohio State, Department of
     Administrative Services,
     Administrative Knowledge Systems
     Project, Ser A, COP, MBIA
        4.250%, 09/01/09                                   1,845          1,874
        4.000%, 09/01/08                                   2,185          2,196
   Ohio State, GO
        6.650%, 09/01/09                                   2,560          2,659

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Ohio State, Major New State
     Infrastructure, Ser 2005-1, RB, MBIA
        4.000%, 12/15/08                                  $1,370       $  1,379
                                                                       --------
                                                                         18,658
                                                                       --------

OKLAHOMA -- 2.1%
   Oklahoma State, Industries Authority,
     Health Systems Project,
     Ser A, RB, MBIA
     Pre-Refunded @ 101 (C)
        5.750%, 08/15/09                                   2,110          2,231
   Tulsa County, Independent School
     District No. 5, Building Project, GO
        4.000%, 06/01/08                                   1,285          1,290
   Tulsa County, Industrial Authority,
     Owasso Public Schools Project, RB
        5.000%, 09/01/10                                   1,200          1,255
                                                                       --------
                                                                          4,776
                                                                       --------

OREGON -- 0.4%
   Portland, Community College District,
     GO, FSA
        3.500%, 06/15/08                                   1,000            998
                                                                       --------

PENNSYLVANIA -- 2.4%
   Allegheny County, Port Authority,
     Sub Lien-Transportation, RB, MBIA
        5.500%, 06/01/08                                   1,265          1,293
   Montgomery County, Industrial
     Development Authority, Retirement
     Communities Project, Ser B, RB
        5.000%, 11/15/10                                   1,400          1,456
   Pine Grove, Joint Treatment
     Authority, BAN
     Callable 04/06/07 @ 100
        4.000%, 08/01/07                                   2,000          2,003
   Pittsburgh & Allegheny Counties, Sports
     & Exhibition Authority, Auditorium
     Project, Ser A, GO, FSA
        4.000%, 12/15/07                                     700            702
                                                                       --------
                                                                          5,454
                                                                       --------

RHODE ISLAND -- 2.6%
   Rhode Island, Board Authority, Ser A,
     RB, AMBAC
        5.000%, 10/01/07                                   1,000          1,008
   Rhode Island, Economic Development
     Authority, Department of
     Transportation Project, Ser A, GAN
        5.000%, 06/15/09                                   3,300          3,392


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007                 45

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Concluded)

February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Rhode Island, Housing & Mortgage
     Financing Authority, Homeownership
     Opportunity Notes, Ser C, RB
        4.000%, 12/06/07                                  $1,330       $  1,333
                                                                       --------
                                                                          5,733
                                                                       --------

SOUTH CAROLINA -- 4.8%
   Beaufort County, School District,
     Ser C, GO
        5.000%, 04/01/08                                   2,175          2,207
   Jasper County, BAN
        4.250%, 02/15/08                                   2,500          2,509
   South Carolina State, Public Service
     Authority, Ser A, GO, FSA
        5.000%, 01/01/09                                   1,675          1,715
   Three Rivers, Solid Waste Authority, BAN
        3.720%, 01/15/08                                   3,420          3,416
   Three Rivers, Solid Waste Authority, RAN
        4.750%, 06/01/07                                     945            947
                                                                       --------
                                                                         10,794
                                                                       --------

SOUTH DAKOTA -- 2.1%
   Heartland Consumers Power District, RB (D)
        6.000%, 01/01/10                                   4,545          4,704
                                                                       --------

TENNESSEE -- 2.6%
   GAF, Tax Exempt Bond Grantor Trust,
     RB (A) (B)
        4.000%, 10/01/12                                   1,730          1,730
   Nashville & Davidson County,
     Metropolitan Government,
     Vanderbilt University Project,
     Ser B-1, RB, MBIA
     Callable 04/01/08 @ 100 (A)
        5.000%, 10/01/44                                   1,000          1,014
   Shelby County, Ser B, GO
        5.500%, 08/01/08                                   1,110          1,138
   Tennessee State, Energy Acquisition,
     Ser A, RB
        5.000%, 09/01/09                                   2,000          2,057
                                                                       --------
                                                                          5,939
                                                                       --------

TEXAS -- 6.0%
   Conroe, Independent School District, GO
        5.000%, 02/15/09                                   1,970          2,018
   Cypress-Fairbanks, Independent
     School District, GO
     Pre-Refunded @ 100 (C)
        6.750%, 02/15/08                                   1,000          1,029

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Fort Bend County, Industrial
     Development Authority, Frito Lay
     Project, RB
        3.500%, 10/01/11                                  $  900       $    895
   Fort Bend, Independent School
     District Authority, GO
     Pre-Refunded @ 100 (C)
        5.375%, 02/15/09                                   4,000          4,132
   Lewisville, Independent School
     District, Capital Appreciation
     Project, GO (E)
        4.070%, 08/15/11                                   1,000            845
   Prosper, Independent School District,
     Capital Appreciation, School
     Building Project, GO (E)
        4.000%, 08/15/11                                   1,130            952
   San Antonio, GO
        5.000%, 08/01/07                                   1,500          1,508
   Tarrant County, College District, GO
        4.500%, 02/15/08                                   1,010          1,018
   Texas State, Transportation Commission
     Authority, Mobility Funding Project,
     Ser A, GO
        5.000%, 04/01/08                                   1,000          1,014
                                                                       --------
                                                                         13,411
                                                                       --------

VIRGINIA -- 2.1%
   Big Stone Gap, Redevelopment & Housing
     Authority, RB
        5.000%, 09/01/08                                   1,595          1,627
   Rappahannock, Regional Jail
     Authority, GAN
     Callable 12/01/08 @ 100
        4.250%, 12/01/09                                   1,000          1,009
   Virginia State, Public Building
     Authority, Ser C, RB
        5.000%, 08/01/08                                   2,000          2,037
                                                                       --------
                                                                          4,673
                                                                       --------

WASHINGTON -- 4.1%
   Energy Northwest, Electric Power
     Authority, Project 3, Ser A, RB
        5.000%, 07/01/08                                   2,100          2,135
   King County, School District No. 414,
     Lake Washington Project,
     Ser B, GO, FGIC
        3.000%, 06/01/07                                   1,000            998
   King County, School District No. 415,
     Ser C, GO
        6.300%, 12/01/08                                     690            709
   Pierce County, School District No. 10,
     Ser B, GO
        5.000%, 06/01/07                                   2,200          2,207

--------------------------------------------------------------------------------
46                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                 ($ Thousands)/Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Washington State, Motor Vehicle Fuel
     Tax Project, Ser B, GO, FSA
        4.500%, 07/01/07                                  $2,000       $  2,005
   Washington State, Ser A, GO, FSA
        6.250%, 02/01/11                                   1,155          1,220
                                                                       --------
                                                                          9,274
                                                                       --------

WISCONSIN -- 4.2%
   Ledgeview, Sanitation District
     No. 002, BAN
     Callable 03/01/08 @ 100
        4.750%, 03/01/09                                   2,650          2,671
   Marquette County, RB
     Callable 08/01/09 @ 100
        4.500%, 08/01/10                                   2,630          2,682
   Wisconsin State, Health & Educational
     Facilities Authority, Beloit
     Memorial Hospital Project, RB,
     Radian Insured (A)
        3.690%, 04/01/36                                   1,700          1,700
   Wisconsin State, Ser D, GO, FSA
        4.000%, 05/01/07                                   2,110          2,111
   Wisconsin State, Transportation
     Authority, Ser A, RB
        5.000%, 07/01/07                                     200            201
                                                                       --------
                                                                          9,365
                                                                       --------

PUERTO RICO -- 0.4%
   Puerto Rico Commonwealth, Industrial
     Medical & Environmental Authority,
     Abbott Labs Project, RB (A)
     Callable 03/01/08 @ 100
        3.950%, 03/01/23                                   1,000          1,000
                                                                       --------

Total Municipal Bonds
   (Cost $227,903) ($ Thousands)                                        227,625
                                                                       --------

CASH EQUIVALENT -- 0.0%
   SEI Tax Exempt Trust, Institutional
     Tax Free Fund, Cl A, 3.41%+                          10,678             11
                                                                       --------

Total Cash Equivalent
   (Cost $11) ($ Thousands)                                                  11
                                                                       --------

Total Investments -- 101.4%
   (Cost $227,914) ($ Thousands)                                       $227,636
                                                                       ========

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Percentages are based on Net Assets of $224,589 ($ Thousands).
+ Affiliated Security -- See Note 3 in the Notes to Financial Statements. Rate shown is the 7-day effective yield as of February 28, 2007.
(A) Floating Rate Security. The rate reflected on the Schedule of Investments is the rate in effect on February 28, 2007. The demand and interest rate reset feature gives this security a shorter effective maturity date.
(B) Securities are held in connection with a letter of credit issued by a major bank.
(C) Pre-Refunded Security --- The maturity date shown is the pre-refunded date.
(D) Security is escrowed to maturity.
(E) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
BAN -- Bond Anticipation Note
Cl -- Class
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
GAN -- Grant Anticipation Note
MBIA -- Municipal Bond Insurance Company
Radian -- Radian Asset Assurance
RAN -- Revenue Anticipation Note
RB -- Revenue Bond
Ser -- Series
TAN -- Tax Anticipation Note


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007                 47

SCHEDULE OF INVESTMENTS (Unaudited)

Pennsylvania Municipal Bond Fund

February 28, 2007

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS*:

[BAR CHART OMITTED]
Plot Points for EDGAR Purposes are as follows:

25.8% Education
23.6% Healthcare
10.2% Industrial Development
10.0% General Obligations
 7.4% Transportation
 5.8% General Revenue
 3.4% Utilities
 3.2% Nursing Homes
 2.9% Water
 2.9% Housing
 2.0% Power
 1.7% Pollution Control
 1.1% Public Facilities
 0.0% Short Term Investment

*Percentages based on total investments.

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- 100.1%

PENNSYLVANIA -- 87.6%
   Allegheny County, GO (C)
        6.000%, 09/01/07                                  $   85       $     86
   Allegheny County, Higher Education
     Building Authority, Chatham
     College, Ser A, RB
     Callable 03/01/12 @ 100
        5.850%, 03/01/22                                     665            711
   Allegheny County, Higher Education
     Building Authority, Chatham College,
     Ser A, RB, Radian Insured
     Callable 09/01/08 @ 102
        5.125%, 09/01/13                                   2,160          2,237
   Allegheny County, Hospital
     Development Authority, Harmarville
     Rehabilitation Center, RB (C)
        6.000%, 10/01/08                                     185            186
   Allegheny County, Hospital
     Development Authority, Montefiore
     Hospital, RB (C)
        6.875%, 07/01/09                                     260            268
   Allegheny County, Hospital
     Development Authority, University
     of Pittsburgh Medical Center,
     Ser B, RB
        5.250%, 06/15/15                                   1,000          1,089
   Allegheny County, Housing Finance
     Agency, Single-Family Mortgage,
     Ser CC-1, RB
     Callable 11/01/08 @ 102 (D)
        5.200%, 05/01/17                                     900            923

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Allegheny County, Industrial
     Development Authority, Duquesne
     Light Project, RB, AMBAC
        4.350%, 12/01/13                                  $1,500       $  1,562
   Allegheny County, Ser C-56, GO, FSA
        5.000%, 10/01/15                                   1,000          1,094
   Allentown, Area Hospital Authority,
     Sacred Heart Hospital Project,
     RB (C)
        8.000%, 03/01/09                                     135            141
   Bensalem Township, Water & Sewer
     Authority, RB (C)
        6.750%, 12/01/14                                      95            105
   Berks County, GO, AMBAC
        5.850%, 11/15/18                                   1,000          1,191
   Blair County, Hospital Authority,
     RB (C)
        6.900%, 07/01/08                                     140            143
   Bucks County, Water & Sewer Authority,
     RB (C)
        6.375%, 12/01/08                                      30             31
   Cambria County, Hospital Development
     Authority, Conemaugh Valley Memorial
     Hospital, RB (C)
        7.625%, 09/01/11                                     174            188
   Central Bucks County, School District,
     GO, MBIA
        5.000%, 05/15/13                                   2,500          2,685
   Central Dauphin County, School
     District, GO, MBIA
     Pre-Refunded @ 100 (A)
        6.000%, 02/01/16                                   1,900          2,226
   Chartiers Valley, Joint School
     District, RB (C)
        6.150%, 03/01/07                                      65             65
   Chester County, Health &
     Educational Facilities Authority,
     Immaculata College, RB
     Callable 04/06/07 @ 100
        5.250%, 10/15/10                                     345            345
   Chester County, Health & Educational
     Facilities Authority, The Devereux
     Foundation, RB, Radian Insured
     Callable 11/01/12 @ 100
        4.400%, 11/01/15                                     100            102
        4.300%, 11/01/14                                     100            102
   Creswell Heights, Joint Water
     Authority, RB (C)
        7.375%, 03/01/07                                      15             15
   Cumberland County, Municipal
     Authority, Presbyterian Homes
     Project, Ser A, RB, Radian Insured
     Callable 12/01/12 @ 100
        4.750%, 12/01/19                                   3,170          3,261


--------------------------------------------------------------------------------
48                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Delaware County, Healthcare Authority,
     Mercy Health Project, Ser A, RB (C)
        5.125%, 11/15/12                                  $  115       $    115
   Delaware River, Toll Bridge
     Commission, RB
        5.250%, 07/01/13                                   1,475          1,593
   Delaware River, Port Authority of
     Pennsylvania & New Jersey, Delaware
     Bridges Project, RB (C)
        6.500%, 01/15/11                                     115            122
   Delaware Valley, Regional Finance
     Authority, RB
        5.500%, 07/01/12                                   1,000          1,086
   Derry Township, Sanitation Sewer
     Authority, RB (C)
        6.250%, 08/01/12                                      30             32
   Dover Township, Sewer Authority, RB (C)
        6.250%, 05/01/12                                      35             37
   Erie County, Hospital Authority, Erie
     County Geriatric, RB (C)
        6.250%, 07/01/11                                     105            110
   Erie, Higher Education Building
     Authority, Gannon University,
     RB, AMBAC (C)
        7.375%, 06/01/08                                      30             31
   Erie, Higher Education Building
     Authority, Mercyhurst College, RB
     Callable 09/15/07 @ 100
        5.700%, 03/15/11                                      85             86
        5.650%, 03/15/10                                     180            181
   Erie, Higher Education Building
     Authority, Mercyhurst College,
     Ser A, RB
     Callable 03/15/15 @ 100
        4.750%, 03/15/20                                   1,500          1,515
   Great Valley School District, Chester
     County, GO, FSA
        5.000%, 02/15/15                                   1,500          1,632
        5.000%, 02/15/16                                   1,000          1,094
   Greenwood, School District Authority,
     GO, MBIA (C)
        6.750%, 09/01/08                                      20             20
   Hampton Township, Sanitation Sewer
     Authority, RB (C)
        6.500%, 09/01/10                                      85             93
   Hickory Township, Municipal Authority,
     RB (C)
        6.250%, 02/01/14                                     305            327
   Horsham Township, Sewer Authority, RB,
     MBIA (C)
        6.700%, 01/01/11                                      15             16

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Kennett, Consolidated School District,
     GO, MBIA
        5.000%, 02/15/15                                  $  505       $    549
   Lancaster County, Hospital Authority,
     Health Systems Project, Ser B, RB
     Callable 03/15/17 @ 100
        5.000%, 03/15/20                                   1,000          1,079
   Lancaster, Area Sewer Authority, RB (C)
        6.750%, 04/01/12                                      10             11
        6.000%, 04/01/12                                     270            283
   Lancaster, Parking Authority, RB (C)
        5.750%, 01/01/12                                      40             42
   Lancaster, Solid Waste Management
     Authority, Ser B, RB, AMBAC
     Pre-Refunded @ 101 (A)
        5.375%, 12/15/08                                   1,700          1,767
   Langhorne, Higher Education Authority,
     Woods Services, RB, Radian Insured
     Callable 11/15/11 @ 100
        4.950%, 11/15/16                                   2,485          2,574
        4.650%, 11/15/13                                     850            873
   Layette County, Hospital Authority,
     Uniontown Hospital, RB,
     Callable 04/06/07 @ 102
        5.750%, 06/15/15                                   1,000          1,016
   Lehigh County, General Purpose
     Authority, Lehigh Valley Hospital
     Project, Ser A, RB
     Callable 04/06/07 @ 100 (E)
        3.630%, 07/01/28                                     990            990
   Lower Pottsgrove Township, Sewer
     Authority, RB (C)
        6.250%, 05/01/12                                      80             84
   Luzerne County, Ser C, GO, FGIC
        5.250%, 12/15/15                                   1,000          1,114
   McKeesport, Area School District,
     Ser C, GO (C)
        5.000%, 04/01/13                                     415            426
   Meadville, Area Water Authority,
     RB, FSA
        5.125%, 07/01/14                                     435            475
   Mifflin County, Hospital Authority,
     RB, Radian Insured
     Callable 01/01/11 @ 101
        5.500%, 07/01/12                                   1,375          1,450
   Monroe County, Hospital Authority,
     Pocono Medical Center Project,
     RB, Radian Insured
     Callable 01/01/12 @ 100
        5.500%, 01/01/22                                   1,000          1,065



--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007                 49

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Montgomery County, Higher Education &
     Health Authority, Arcadia
     University, RB, Radian Insured
        5.000%, 04/01/15                                  $  500       $    534
   Montgomery County, Higher Education &
     Health Authority, Dickinson College,
     Ser FF1, RB, CIFG
        5.000%, 05/01/16                                   1,140          1,250
   Montgomery County, Industrial
     Development Authority, Resource
     Recreation-Montenay Project, Ser A,
     RB, MBIA
        5.250%, 11/01/14                                   1,000          1,100
   Neshaminy, Water Reserve Authority,
     RB (C)
        5.750%, 03/01/11                                      20             21
   Northampton County, Higher Education
     Building Authority, Moravian
     College, RB, Radian Insured
     Callable 07/01/09 @ 100
        5.125%, 07/01/19                                     470            482
   Northampton County, Industrial
     Development Authority, Moravian Hall
     Square Project, RB, Radian Insured
     Callable 01/01/13 @ 100
        5.500%, 07/01/15                                     995          1,065
   Northampton County, Industrial
     Development Authority, Moravian
     Hall Square Project, Ser B, RB,
     Radian Insured
     Callable 04/06/07 @ 100
        5.350%, 07/01/10                                     100            100
   Northampton County, Municipal Water
     Authority, RB (C)
        6.750%, 11/01/13                                      30             33
   Pennsylvania State, 1st Ser, GO
        5.000%, 10/01/15                                   1,300          1,419
   Pennsylvania State, Economic
     Development Financing Authority,
     Colver Project, Ser F, RB, AMBAC
        5.000%, 12/01/14                                   2,000          2,135
   Pennsylvania State, Economic
     Development Financing Authority,
     Dr. Gertrude A. Barber Center
     Project, RB, Radian Insured
     Callable 12/01/10 @ 100
        5.625%, 12/01/15                                     885            939
   Pennsylvania State, Economic
     Development Financing Authority,
     York Water Project, Ser A, RB, XLCA
     Callable 04/01/14 @ 100
        5.000%, 04/01/16                                   1,450          1,534

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Pennsylvania State, Higher Education
     Facilities Authority, Allegheny
     Delaware Valley Obligation Project,
     Ser A, RB, MBIA
        5.600%, 11/15/09                                  $  250       $    258
        5.600%, 11/15/10                                   2,000          2,089
   Pennsylvania State, Higher Education
     Facilities Authority, Allegheny
     Delaware Valley Obligation Project,
     Ser A, RB, MBIA
     Callable 04/06/07 @ 102
        5.875%, 11/15/16                                      25             26
   Pennsylvania State, Higher Education
     Facilities Authority, Allegheny
     Delaware Valley Obligation Project,
     Ser C, RB, MBIA
     Callable 04/06/07 @ 102
        5.875%, 11/15/18                                   3,200          3,269
        5.700%, 11/15/10                                      50             51
        5.400%, 11/15/07                                      50             51
   Pennsylvania State, Higher Education
     Facilities Authority, College &
     University, Ser 10, RB (C)
        6.900%, 07/01/07                                      30             30
   Pennsylvania State, Higher Education
     Facilities Authority, Drexel
     University, RB
     Callable 11/01/12 @ 100
        5.500%, 05/01/13                                   2,750          2,963
   Pennsylvania State, Higher Education
     Facilities Authority, Philadelphia
     University, RB, Radian Insured
     Callable 06/01/10 @ 100
        5.750%, 06/01/15                                     660            696
   Pennsylvania State, Higher Education
     Facilities Authority, UPMC Health
     System Project, Ser A, RB
        5.125%, 01/15/11                                     500            526
   Pennsylvania State, Higher Education
     Facilities Authority, University of
     Pennsylvania Health Project, Ser A,
     RB, AMBAC
        5.000%, 08/15/14                                   1,000          1,082
   Pennsylvania State, Higher Education
     Facilities Authority, University of
     Pennsylvania Health Project,
     Ser A, RB, MBIA
     Callable 07/01/08 @ 100
        5.375%, 01/01/14                                   2,000          2,044
  Pennsylvania State, Higher Education
     Facilities Authority, University of
     the Arts, RB, Radian Insured
     Callable 03/15/10 @ 100
        5.500%, 03/15/13                                   1,025          1,071

--------------------------------------------------------------------------------
50                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Pennsylvania State, Higher Education
     Facilities Authority, Widener
     University, RB
     Callable 07/15/13 @ 100
        5.000%, 07/15/20                                  $1,000       $  1,043
   Pennsylvania State, Housing Finance
     Agency, RB (C)
        7.750%, 12/01/07                                      25             26
   Pennsylvania State, Intergovernmental
     Authority, Philadelphia Funding
     Project, Special Tax, FGIC
     Callable 06/15/09 @ 100
        5.250%, 06/15/15                                   3,100          3,209
   Pennsylvania State, University Project,
     Ser B, RB
        5.250%, 08/15/21                                   1,000          1,149
   Philadelphia, Gas Works Authority,
     12th Ser B, RB, MBIA (C)
        7.000%, 05/15/20                                   1,700          2,023
   Philadelphia, Hospital & Higher
     Education Facilities Authority,
     Jefferson Health Systems Project,
     Ser A, RB, AMBAC
     Callable 05/15/08 @ 101
        5.125%, 05/15/18                                   1,000          1,026
   Philadelphia, Industrial Development
     Authority, Elmira Project,
     Ser A, RB (D)
        5.300%, 02/01/22                                   1,065          1,102
   Philadelphia, Parking Authority,
     RB, AMBAC
     Callable 02/01/09 @ 101
        5.250%, 02/01/15                                     225            234
   Philadelphia, Redevelopment Authority,
     Multi-Family Housing Authority,
     Woodstock Project, RB, HUD
     Callable 08/01/08 @ 100
        5.450%, 02/01/23                                   1,275          1,292
   Philadelphia, School District, Ser B,
     GO, AMBAC
        5.000%, 04/01/13                                     500            535
   Pittsburgh, Public Parking Authority,
     Saint Francis General Hospital
     Project, RB (C)
        6.625%, 10/01/12                                      25             27
   Pittsburgh, Ser A, GO, AMBAC
        5.500%, 09/01/14                                   1,885          2,011
   Pittsburgh, Ser B, GO
        5.250%, 09/01/15                                   1,000          1,107
   Pittsburgh, Urban Redevelopment
     Authority, Home Improvement
     Loan Project, Ser B, RB
     Callable 08/01/08 @ 101
        5.150%, 02/01/17                                     175            178

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Pittsburgh, Urban Redevelopment
     Authority, Ser B, RB
     Callable 10/01/08 @ 101 (D)
        4.700%, 10/01/10                                  $   90       $     91
   Pittsburgh, Urban Redevelopment
     Authority, Triangle Tax
     Increment, Ser A, TA
     Callable 04/06/07 @ 100 (B)
        6.000%, 12/01/11                                   2,440          2,454
   Pittsburgh, Urban Redevelopment
     Authority, Triangle Tax
     Increment, Ser B, TA
     Callable 04/06/07 @ 100 (B)
        6.250%, 03/15/15                                   1,895          1,920
   Quakertown, Hospital Authority,
     Community Hospital Project, RB (C)
        7.125%, 01/01/11                                      70             75
   Reading, School District, GO, FSA
        5.000%, 01/15/15                                   1,175          1,277
   Scranton-Lackawanna, Health & Welfare
     Authority, Moses Taylor Hospital,
     RB (C)
        6.625%, 07/01/09                                     365            377
   Shaler Township, GO
     Pre-Refunded @ 100 (A)
        6.500%, 08/01/07                                      50             50
   Shaler Township, School District
     Authority, RB (C)
        6.250%, 04/15/08                                      35             36
   Somerset County, Hospital Authority,
     Somerset Community Hospital Project,
     Ser B, RB, Radian Insured
     Callable 03/01/07 @ 102
        5.300%, 03/01/11                                     635            649
        5.200%, 03/01/10                                     455            468
   South Fayette Township, Sanitation
     Authority, RB (C)
        6.375%, 11/01/12                                     100            107
   South Fork, Municipal Authority,
     Conemaugh Health Systems Project,
     Ser A, RB, MBIA
     Callable 04/01/07 @ 100 (E)
        3.630%, 07/01/28                                     850            850
   South Fork, Municipal Authority,
     Conemaugh Valley Memorial
     Hospital, RB
        5.625%, 07/01/10                                      20             21
   Southcentral, General Authority,
     Hanover Hospital Project,
     RB, Radian Insured
     Callable 06/01/12 @ 100
        4.900%, 12/01/14                                     545            572
   Susquehanna Township, Sewer Authority,
     RB (C)
        6.000%, 11/15/13                                      70             75

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007                 51

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Upper Allen Township, Sewer Authority,
     RB (C)
        5.750%, 04/01/13                                  $  215       $    233
   Warwick, School District, GO, FGIC
        5.000%, 02/15/15                                   1,000          1,088
   Westmoreland County, Municipal
     Authority, Special Obligation,
     GO (C)
        9.125%, 07/01/10                                      45             47
   Willistown Township, Municipal
     Authority, RB (C)
        6.000%, 01/01/15                                      15             16
   Wrightsville, Municipal Sewer
     Authority, RB (C)
        5.625%, 11/15/08                                      15             15
   York County, Industrial Development
     Authority, York Water Project, RB (E)
        3.750%, 06/01/10                                   1,000            989
   York Township, Water & Sewer Authority,
     RB (C)
        5.900%, 08/01/13                                     120            135
                                                                       --------
                                                                         91,919
                                                                       --------

PUERTO RICO -- 12.5%
   Puerto Rico Commonwealth, Electric
     Power Authority, Ser QQ, RB, XLCA
        5.500%, 07/01/16                                     500            568
   Puerto Rico Commonwealth, Government
     Development Bank Authority,
     Ser B, RB
        5.000%, 12/01/11                                     250            262
   Puerto Rico Commonwealth, Government
     Development Bank, Senior Notes,
     Ser B, RB
        5.000%, 12/01/14                                     650            696
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser AA,
     RB, MBIA
        5.500%, 07/01/18                                   1,100          1,269
        5.500%, 07/01/19                                   1,000          1,162
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser BB,
     RB, AMBAC
        5.250%, 07/01/17                                   1,500          1,679
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser K, RB
        5.000%, 07/01/13                                     480            510
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser N, RB
        5.500%, 07/01/24                                   1,000          1,156
   Puerto Rico Commonwealth, Housing
     Finance Authority, Capital Funding
     Program, RB, HUD
        5.000%, 12/01/13                                     500            530

--------------------------------------------------------------------------------
                                              Shares/Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser C, RB
        5.500%, 07/01/16                                  $1,000       $  1,117
   Puerto Rico Commonwealth, Public
     Finance Authority, Commonwealth
     Appropriations Project, Ser A, RB
     Callable 02/01/12 @ 100 (B) (E)
        5.750%, 08/01/27                                   1,635          1,761
   Puerto Rico Commonwealth, Public
     Improvement Authority, Ser A,
     GO, MBIA
        5.500%, 07/01/18                                   1,000          1,158
   Puerto Rico Commonwealth, Public
     Improvements Project, Ser A,
     GO, XLCA
        5.500%, 07/01/17                                   1,050          1,202
                                                                       --------
                                                                         13,070
                                                                       --------

Total Municipal Bonds
   (Cost $102,739) ($ Thousands)                                        104,989
                                                                       --------

CASH EQUIVALENT -- 0.0%
   SEI Tax Exempt Trust, Institutional
     Tax Free Fund, Cl A, 3.41%+                          11,396             11
                                                                       --------

Total Cash Equivalent
   (Cost $11) ($ Thousands)                                                  11
                                                                       --------

Total Investments -- 100.1%
   (Cost $102,750) ($ Thousands)                                       $105,000
                                                                       ========

Percentages are based on Net Assets of $104,862 ($ Thousands).
+ Affiliated Security -- See Note 3 in the Notes to Financial Statements. Rate shown is the 7-day effective yield as of February 28, 2007.
(A) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(B) Securities are held in connection with a letter of credit issued by a major bank.
(C) Security is escrowed to maturity.
(D) Securities are collateralized under an agreement from FHA, FNMA & GNMA.
(E) Floating Rate Security. The rate reflected on the Schedule of Investments is the rate in effect on February 28, 2007. The demand and interest rate reset feature gives this security a shorter effective maturity date.
AMBAC -- American Municipal Bond Assurance Company
CIFG -- CDC IXIS Financial Guaranty
Cl -- Class
FGIC -- Financial Guaranty Insurance Company
FHA -- Federal Housing Agency
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GNMA -- Government National Mortgage Association
GO -- General Obligation
HUD -- Housing & Urban Development
MBIA -- Municipal Bond Insurance Association
Radian -- Radian Asset Assurance
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation
XLCA -- XL Capital Assurance


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
52                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007

Massachusetts Municipal Bond Fund

February 28, 2007

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS*:

[BAR CHART OMITTED]
Plot Points for EDGAR Purposes are as follows:

31.0% General Obligations
19.9% Transportation
12.4% Education
 9.2% General Revenue
 5.8% Healthcare
 5.8% Water
 4.5% Power
 3.9% Industrial Development
 3.1% Pollution Control
 2.1% Public Facilities
 1.4% Utilities
 0.7% Housing
 0.2% Short Term Investment

*Percentages based on total investments.

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- 98.8%

MASSACHUSETTS -- 87.5%
   Ashland, GO, AMBAC
        5.000%, 05/15/15                                  $  230        $   251
   Boston, Ser A, GO
        5.000%, 01/01/14                                   1,000          1,080
   Erving, GO
        5.375%, 06/15/12                                     500            510
   Fall River, GO, FSA
     Callable 02/01/13 @ 101
        5.250%, 02/01/15                                   1,000          1,091
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB
        5.875%, 03/01/15                                     185            212
        5.500%, 03/01/12                                     500            526
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB, FGIC
        7.000%, 03/01/11                                     270            303
        7.000%, 03/01/21                                     500            619
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB, MBIA
        7.000%, 03/01/11                                   1,100          1,232
   Massachusetts Bay, Transportation
     Authority, Ser A, RB
        5.000%, 07/01/15                                   1,000          1,089
   Massachusetts Bay, Transportation
     Authority, Ser A, SPA
     Callable 07/01/10 @ 100
        5.750%, 07/01/13                                      45             48
   Massachusetts Bay, Transportation
     Authority, Ser C, RB
        5.500%, 07/01/18                                     250            288
        5.250%, 07/01/13                                     500            545
        5.250%, 07/01/21                                     250            287

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Massachusetts Health & Educational
     Facilities Authority, Lahey Clinic
     Medical Center, Ser C, RB, FGIC
        5.000%, 08/15/15                                  $1,320        $ 1,430
   Massachusetts State, Consolidated
     Loan, Ser B, GO, FSA
     Pre-Refunded @ 100 (B)
        5.500%, 03/01/12                                     500            542
   Massachusetts State, Consolidated
     Loan, Ser D, GO
     Pre-Refunded @ 100 (B)
        6.000%, 05/01/07                                      25             25
   Massachusetts State, Consolidated
     Loan, Ser D, GO, MBIA
        5.500%, 11/01/15                                     500            565
   Massachusetts State, Consolidated
     Loan, Ser E, GO, FSA
     Pre-Refunded @ 100 (B)
        5.250%, 01/01/13                                     500            541
   Massachusetts State, Development
     Finance Agency, Biomedical
     Research Project, Ser C, RB
     Callable 08/01/10 @ 101
        6.000%, 08/01/11                                     210            223
   Massachusetts State, Development
     Finance Agency, Boston University
     Project, Ser R-4, RB, XLCA
     Callable 03/06/07 @ 100 (A)
        3.620%, 10/01/42                                     310            310
   Massachusetts State, Development
     Finance Agency, College of Pharmacy
     & Allied Health Sciences Project, RB
        5.000%, 07/01/10                                     175            178
   Massachusetts State, Development
     Finance Agency, Emerson College
     Project, Ser A, RB
        5.000%, 01/01/14                                   1,000          1,068
   Massachusetts State, Development
     Finance Agency, Hampshire College
     Project, RB
        5.150%, 10/01/14                                     450            465
   Massachusetts State, Development
     Finance Agency, Visual & Performing
     Arts Project, RB
        5.750%, 08/01/14                                     500            559
   Massachusetts State, Development
     Finance Agency, Williston
     Northampton School Project, RB
     Pre-Refunded @ 102 (B)
        6.000%, 10/01/08                                     125            130
   Massachusetts State, Federal Highway
     Project, Ser A, RB, MBIA
        5.250%, 12/15/12                                     500            539
--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007                 53

SCHEDULE OF INVESTMENTS (Unaudited)

Massachusetts Municipal Bond Fund (Concluded)

February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Massachusetts State, GO
        5.000%, 07/01/12                                  $  350        $   372
   Massachusetts State, Health &
     Educational Facilities Authority,
     Baystate Medical Center Project,
     Ser F, RB
        5.000%, 07/01/10                                     250            257
   Massachusetts State, Health &
     Educational Facilities Authority,
     Massachusetts Institute Technology
     Project, Ser L, RB
        5.000%, 07/01/13                                   1,500          1,615
   Massachusetts State, Health &
     Educational Facilities Authority,
     North Adams Regional Hospital
     Project, Ser C, RB
     Callable 04/06/07 @ 100
        6.750%, 07/01/09                                      20             20
   Massachusetts State, Health &
     Educational Facilities Authority,
     Partners Healthcare Project, RB
        5.000%, 07/01/12                                     500            531
   Massachusetts State, Health &
     Educational Facilities Authority,
     Tufts University Project, Ser J, RB
        5.500%, 08/15/15                                     605            682
   Massachusetts State, Housing
     Finance Agency, Ser E, RB
     Callable 12/01/14 @ 100
        5.000%, 12/01/28                                     250            259
   Massachusetts State, Industrial Finance
     Agency, Pollution Control Authority,
     Boston Edison Project, Ser A, RB
     Callable 04/06/07 @ 100
        5.750%, 02/01/14                                     925            927
   Massachusetts State, Municipal
     Wholesale Electric Authority,
     Nuclear Project No. 3-A, RB, MBIA
     Callable 01/01/12 @ 101
        5.250%, 07/01/12                                     500            534
   Massachusetts State, Port Authority,
     Ser A, RB
        5.750%, 07/01/12                                     450            494
   Massachusetts State, School Building
     Authority, Ser A, RB, FSA
        5.000%, 08/15/14                                     750            813
   Massachusetts State, Ser A, GAN, MBIA
        5.500%, 12/15/13                                   1,000          1,105
   Massachusetts State, Ser A, GO
        6.000%, 11/01/11                                     200            220
   Massachusetts State, Ser A, GO, FSA
        5.250%, 08/01/20                                     500            571

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Massachusetts State, Ser B, GO,
     FGIC (C)
        7.000%, 07/01/09                                  $  600        $   624
   Massachusetts State, Ser B, GO, FSA
        5.250%, 09/01/21                                     500            575
   Massachusetts State, Ser C, GO, MBIA
        5.500%, 12/01/20                                     750            878
   Massachusetts State, Ser D, GO
        5.500%, 10/01/16                                     200            227
   Massachusetts State, Ser D, GO, MBIA
        5.500%, 11/01/12                                   1,000          1,094
   Massachusetts State, Special
     Obligation, RB, FGIC
     Pre-Refunded @ 100 (B)
        5.000%, 01/01/14                                     250            270
   Massachusetts State, Special
     Obligation, Ser A, GAN, FSA
        5.000%, 12/15/11                                     400            422
        5.000%, 12/15/13                                   1,600          1,721
   Massachusetts State, Water
     Pollution Abatement Authority,
     Pool Program, Ser 8, RB
     Callable 08/01/12 @ 100
        5.250%, 08/01/13                                       5              5
   Massachusetts State, Water
     Pollution Abatement Authority,
     Pool Program, Ser 8, RB
     Pre-Refunded @ 100 (B)
        5.250%, 08/01/12                                     245            264
   Massachusetts State, Water
     Pollution Abatement Authority,
     Pool Program, Ser A, RB
        5.250%, 08/01/14                                     625            687
   Massachusetts State, Water Resources
     Authority, Ser B, RB, FSA
        5.250%, 08/01/23                                     500            579
   Massachusetts State, Water Resources
     Authority, Ser B, RB, MBIA
        6.250%, 12/01/11                                     600            668
   Massachusetts State, Water Resources
     Authority, Ser C, RB
        6.000%, 12/01/11                                     275            303
   Springfield, Municipal Purpose Loan,
     GO, FSA
        5.750%, 08/01/14                                   1,000          1,130
   Springfield, Municipal Purpose Loan,
     GO, MBIA
        5.250%, 08/01/15                                   1,000          1,107
   Springfield, Water & Sewer
     Commission, Ser A, RB, AMBAC
     Callable 07/15/16 @ 100
        5.000%, 07/15/17                                     500            547
                                                                        -------
                                                                         34,157
                                                                        -------
--------------------------------------------------------------------------------
54                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

PUERTO RICO -- 10.5%
   Puerto Rico Commonwealth, Electric
     Power Authority, Ser KK, RB, FSA
        5.250%, 07/01/12                                  $  600        $   647
   Puerto Rico Commonwealth, Electric
     Power Authority, Ser LL, RB, MBIA
        5.500%, 07/01/18                                     250            290
   Puerto Rico Commonwealth, Electric
     Power Authority, Ser QQ, RB, XLCA
        5.500%, 07/01/16                                     250            284
   Puerto Rico Commonwealth, GO
        6.500%, 07/01/13                                     250            286
   Puerto Rico Commonwealth, Government
     Development Bank, Senior Notes,
     Ser B, RB
        5.000%, 12/01/14                                     250            268
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser CC, RB
        5.000%, 07/01/14                                     300            321
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser Y,
     RB, MBIA
        6.250%, 07/01/14                                       5              6
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser Y,
     RB, MBIA (C)
        6.250%, 07/01/14                                      45             53
   Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser C, RB
        5.500%, 07/01/12                                     500            539
   Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser J, RB
     Callable 07/01/12 @ 100
        5.000%, 07/01/28                                     250            262
   Puerto Rico Commonwealth, Public
     Finance Authority, Commonwealth
     Appropriations Project, Ser A, RB
     Callable 02/01/12 @ 100 (A) (D)
        5.750%, 08/01/27                                     800            861
   Puerto Rico Commonwealth, Ser A, GO
     Callable 07/01/12 @ 100
        5.000%, 07/01/30                                     250            262
                                                                        -------
                                                                          4,079
                                                                        -------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                 ($ Thousands)/Shares  ($ Thousands)
--------------------------------------------------------------------------------

VIRGIN ISLANDS -- 0.8%
   Virgin Islands, Public Financing
     Authority, Gross Receipts Taxes,
     Loan Note Project, Ser A, RB
        5.625%, 10/01/10                                  $  285        $   292
                                                                        -------

Total Municipal Bonds
   (Cost $37,954) ($ Thousands)                                          38,528
                                                                        -------

CASH EQUIVALENT -- 0.2%
   SEI Tax Exempt Trust, Institutional
     Tax Free Fund, Cl A, 3.41%+                          88,415             88
                                                                        -------

Total Cash Equivalent
   (Cost $88) ($ Thousands)                                                  88
                                                                        -------

Total Investments -- 99.0%
   (Cost $38,042) ($ Thousands)                                         $38,616
                                                                        =======

Percentages are based on Net Assets of $39,024 ($ Thousands).
+ Affiliated Security -- See Note 3 in the Notes to Financial Statements. Rate shown is the 7-day effective yield as of February 28, 2007.
(A) Floating Rate Security. The rate reflected on the Schedule of Investments is the rate in effect on February 28, 2007. The demand and interest rate reset feature gives this security a shorter effective maturity date.
(B) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(C) Security is escrowed to maturity.
(D) Securities are held in connection with a letter of credit issued by a major bank.
AMBAC -- American Municipal Bond Assurance Company
Cl -- Class
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GAN -- Grant Anticipation Note
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
Ser -- Series
SPA -- Special Assessment
XLCA -- XL Capital Assurance


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007                 55

SCHEDULE OF INVESTMENTS (Unaudited)

New Jersey Municipal Bond Fund

February 28, 2007

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS*:

[BAR CHART OMITTED]
Plot Points for EDGAR Purposes are as follows:

22.0% Transportation
19.1% Education
14.6% Industrial Development
12.9% General Obligations
 8.7% General Revenue
 7.9% Utilities
 7.7% Healthcare
 2.5% Public Facilities
 2.3% Pollution Control
 1.2% Water
 1.1% Power
 0.0% Short Term Investments

*Percentages based on total investments.

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- 100.0%

NEW JERSEY -- 90.4%
   Atlantic County, Public Facilities
     Lease Agreement, COP, FGIC
        6.000%, 03/01/13                                  $1,000       $  1,120
   Bergen County, Utilities Authority,
     Water Pollution Control Project,
     Ser A, RB, FGIC
        5.000%, 12/15/10                                   1,000          1,048
   Burlington County, Bridge Commissioner,
     Governmental Loan Program, RB
     Callable 10/15/12 @ 100
        5.000%, 10/15/13                                   1,290          1,376
   Burlington County, Bridge Commissioner,
     Governmental Loan Program, RB, AMBAC
        5.000%, 05/15/11                                   1,230          1,295
        5.000%, 12/15/13                                   1,000          1,080
   Camden County, Municipal Utilities
     Authority, County Agreement Project,
     Ser B, RB, FGIC
        5.000%, 07/15/15                                   1,750          1,906
   Cumberland County, Improvement
     Authority, County Guaranteed
     Project, RB, MBIA
        5.000%, 01/01/13                                     500            535
   East Orange, Ser A, GO, FSA
        5.000%, 08/01/12                                   1,185          1,263
   Freehold, Regional High School
     District, GO, FGIC
        5.000%, 03/01/15                                   1,280          1,397
   Garden State, Preservation Trust,
     Ser C, RB, FSA
        5.125%, 11/01/16                                   1,000          1,111
   Jersey City, Ser A, GO, FSA
        6.250%, 10/01/11                                   1,225          1,351

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Lafayette Yard, Community Development
     Authority, Trenton Hotel/Conference
     Center Project, RB, MBIA
     Pre-Refunded @ 101 (B)
        6.125%, 04/01/10                                  $  500       $    541
        5.250%, 04/01/10                                     540            570
   Mantua Township, School Board
     Reserve Fund, GO, MBIA
     Pre-Refunded @ 100 (B)
        5.700%, 03/01/09                                     850            884
   New Jersey State, Casino Reinvestment
     Authority, Ser A, RB, MBIA
        5.000%, 06/01/14                                   3,000          3,252
   New Jersey State, Economic
     Development Authority, Masonic
     Charity Foundation Project, RB
     Callable 06/01/11 @ 102
        5.000%, 06/01/12                                     890            923
   New Jersey State, Economic
     Development Authority, Motor
     Vehicle Surcharge Revenue
     Project, Ser A, RB, MBIA
     Callable 07/01/14 @ 100
        5.250%, 07/01/15                                   2,000          2,189
   New Jersey State, Economic
     Development Authority, School
     Facilities Construction
     Project, RB, FGIC
     Pre-Refunded @ 100 (B)
        5.000%, 09/01/14                                   1,900          2,064
   New Jersey State, Economic
     Development Authority, School
     Facilities Construction Project,
     Ser C, RB, MBIA
     Pre-Refunded @ 100 (B)
        5.000%, 06/15/12                                   3,200          3,407
   New Jersey State, Economic
     Development Authority, School
     Facilities Construction Project,
     Ser G, RB, AMBAC
     Pre-Refunded @ 100 (B)
        5.000%, 09/01/13                                   1,550          1,670
   New Jersey State, Economic
     Development Authority, School
     Facilities Construction
     Project, Ser I, RB
        5.000%, 09/01/13                                   1,000          1,071
   New Jersey State, Economic
     Development Authority, School
     Facilities Construction
     Project, Ser I, RB
     Pre-Refunded @ 100 (B)
        5.250%, 09/01/14                                   1,275          1,404
--------------------------------------------------------------------------------
56                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   New Jersey State, Economic
     Development Authority, School
     Facilities Construction, Ser P, RB
        5.000%, 09/01/09                                  $1,000       $  1,029
   New Jersey State, Economic
     Development Authority,
     Transportation Project,
     Ser A, RB, FSA
        5.000%, 05/01/08                                   1,010          1,026
   New Jersey State, Economic
     Development Authority, Trenton
     Office Complex, RB, FSA
        5.250%, 06/15/11                                   1,400          1,489
   New Jersey State, Educational
     Facilities Authority, Fairleigh
     Dickinson Project, Ser C, RB
        6.000%, 07/01/12                                   1,670          1,809
   New Jersey State, Educational
     Facilities Authority, Princeton
     University Project, Ser B, RB
     Callable 04/02/07 @ 100 (A)
        3.620%, 07/01/21                                     400            400
   New Jersey State, Educational
     Facilities Authority, Princeton
     University Project, Ser F, RB
     Callable 04/01/07 @ 100 (A)
        3.270%, 07/01/23                                   1,000          1,000
   New Jersey State, Educational
     Facilities Authority, Ramapo College
     Project, Ser I, RB, AMBAC
        5.000%, 07/01/18                                   1,620          1,783
   New Jersey State, Environmental
     Infrastructure, Ser A, RB
        5.500%, 09/01/10                                   1,635          1,735
   New Jersey State, Environmental
     Infrastructure, Wastewater Treatment
     Project, Ser C, RB
        5.000%, 07/01/11                                   1,125          1,186
   New Jersey State, GO
     Pre-Refunded @ 100 (B)
        6.000%, 05/01/10                                   1,500          1,606
   New Jersey State, Garden State
     Preservation Trust, Ser A, RB, FSA
        5.250%, 11/01/11                                   2,000          2,138
   New Jersey State, Healthcare Facilities
     Financing Authority, Atlantic City
     Medical Center Project, RB
        5.500%, 07/01/07                                   1,000          1,003
   New Jersey State, Healthcare Facilities
     Financing Authority, Burdette Tomlin
     Memorial Hospital Project, RB
     Callable 07/01/09 @ 101
        5.250%, 07/01/11                                     535            554

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   New Jersey State, Healthcare Facilities
     Financing Authority, Childrens
     Specialized Hospital, Ser A, RB
        5.000%, 07/01/12                                  $  400       $    414
        5.000%, 07/01/14                                     510            531
   New Jersey State, Healthcare Facilities
     Financing Authority, Childrens
     Specialized Hospital, Ser A, RB
     Callable 07/01/15 @ 100
        5.000%, 07/01/18                                     200            208
   New Jersey State, Healthcare Facilities
     Financing Authority, Health Systems
     Obligation Group, Ser A, RB
        5.000%, 07/01/08                                   1,000          1,012
   New Jersey State, Healthcare Facilities
     Financing Authority,
     Hospital Project, RB
     Callable 07/01/16 @ 100
        5.000%, 07/01/17                                   1,875          1,985
   New Jersey State, Healthcare Facilities
     Financing Authority, Palisades
     Medical Center Project, RB,
     ACA Insured
     Callable 07/01/09 @ 101
        4.800%, 07/01/10                                     615            626
   New Jersey State, Healthcare Facilities
     Financing Authority, RWJ Health Care
     Corporation Project, Ser B, RB,
     Radian Insured
        5.000%, 07/01/13                                   1,000          1,058
        5.000%, 07/01/14                                     570            607
   New Jersey State, Highway Authority,
     Garden State Parkway Project, RB,
     FGIC (C)
        5.500%, 01/01/12                                   1,700          1,839
   New Jersey State, Highway Authority,
     Garden State Parkway
     Project, RB, FGIC
     Pre-Refunded @ 100 (B)
        5.250%, 01/01/18                                   1,480          1,584
   New Jersey State, Ser A, COP
        5.250%, 06/15/09                                   2,000          2,060
   New Jersey State, Ser H, GO
        5.250%, 07/01/11                                   2,000          2,124
   New Jersey State, Ser H, GO, FSA
        5.250%, 07/01/15                                   1,485          1,645
   New Jersey State, Transportation
     Administration, Federal
     Transportation Grants,
     Ser B, COP, AMBAC
        5.500%, 09/15/11                                   3,450          3,705


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007                 57

SCHEDULE OF INVESTMENTS (Unaudited)

New Jersey Municipal Bond Fund (Concluded)

February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   New Jersey State, Transportation Trust
     Fund Authority, Transition Systems,
     Ser D, RB, AMBAC
     Pre-Refunded @ 100 (B)
        5.000%, 06/15/15                                  $2,115       $  2,313
   New Jersey State, Transportation Trust
     Fund, Transportation Systems
     Project, Ser A, RB (C)
        5.000%, 06/15/10                                     165            172
   New Jersey State, Transportation Trust
     Fund, Transportation Systems
     Project, Ser A, RB, FGIC (C)
        5.250%, 06/15/13                                   1,065          1,160
   New Jersey State, Transportation Trust
     Fund, Transportation Systems
     Project, Ser B, RB, FGIC
        5.500%, 12/15/20                                   2,000          2,336
   New Jersey State, Transportation Trust
     Fund, Transportation Systems
     Project, Ser B, RB, MBIA
     Pre-Refunded @ 100 (B)
        5.000%, 12/15/11                                   1,110          1,176
   New Jersey State, Transportation Trust
     Fund, Transportation Systems
     Project, Ser C, RB, FGIC
     Pre-Refunded @ 100 (B)
        5.250%, 06/15/15                                   1,165          1,294
   New Jersey State, Transportation Trust
     Fund, Transportation Systems
     Project, Ser D, RB (C)
        5.000%, 06/15/14                                   1,000          1,084
   New Jersey State, Turnpike Authority,
     Ser A, RB, MBIA
        5.750%, 01/01/10                                   1,615          1,706
   New Jersey State, Turnpike Authority,
     Ser A, RB, MBIA (C)
        6.000%, 01/01/11                                   2,000          2,168
   Ocean County, Waste Utilities
     Authority, RB
        5.250%, 01/01/10                                   1,910          1,956
   Passaic Valley, Sewer Authority, Ser F,
     RB, FGIC
        5.000%, 12/01/12                                   1,270          1,359
   Rahway, COP, MBIA
     Callable 02/15/10 @ 101
        5.400%, 02/15/13                                     475            501
        5.300%, 02/15/12                                     450            474
   Southeast Morris County, Water
     Authority, RB, MBIA
     Callable 01/01/11 @ 100
        5.000%, 01/01/13                                   1,215          1,269
   Trenton, GO, MBIA
        5.000%, 12/01/11                                   1,360          1,440

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Union City, Industrial Pollution
     Control Authority, Exxon Project, RB
     Callable 03/06/07 @ 100 (A)
        3.270%, 07/01/33                                  $  795       $    795
   West Orange, GO
     Pre-Refunded @ 100 (B)
        5.450%, 02/15/10                                     980          1,030
   West Windsor Plainsboro, Regional
     School District, GO, FSA
        5.000%, 12/01/12                                   1,100          1,177
        5.000%, 09/15/15                                     540            592
        5.000%, 09/15/16                                   1,075          1,185
        5.000%, 09/15/17                                     635            704
                                                                       --------
                                                                         93,504
                                                                       --------

PUERTO RICO -- 9.6%
   Puerto Rico Commonwealth, Electric
     Power Authority, Ser JJ, RB, XLCA
        5.375%, 07/01/17                                   1,000          1,134
   Puerto Rico Commonwealth, Government
     Development Bank, Senior Notes,
     Ser B, RB
        5.000%, 12/01/14                                   1,000          1,071
   Puerto Rico Commonwealth, Highway &
     Transportation Authority,
     Ser E, RB, FSA
        5.500%, 07/01/12                                   1,015          1,108
   Puerto Rico Commonwealth, Municipal
     Finance Agency, Ser B, GO, FSA
     Callable 08/01/09 @ 101
        5.750%, 08/01/12                                   1,000          1,060
   Puerto Rico Commonwealth, Public
     Improvement Authority,
     Ser A, GO, MBIA
        5.500%, 07/01/18                                   1,000          1,158
   Puerto Rico Commonwealth, Public
     Improvements Project,
     Ser A, GO, XLCA
        5.500%, 07/01/17                                     500            572
   Puerto Rico Commonwealth, Public
     Improvements, Ser A, GO, FGIC
        5.500%, 07/01/16                                   1,000          1,140
   University of Puerto Rico, Ser P, RB
        5.000%, 06/01/12                                   2,600          2,739
                                                                       --------
                                                                          9,982
                                                                       --------

Total Municipal Bonds
   (Cost $102,444) ($ Thousands)                                        103,486
                                                                       --------


--------------------------------------------------------------------------------
58                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

CASH EQUIVALENT -- 0.0%
   SEI Tax Exempt Trust, Institutional
     Tax Free Fund, Cl A, 3.41%+                           5,497       $      5
                                                                       --------

Total Cash Equivalent
   (Cost $5) ($ Thousands)                                                    5
                                                                       --------

Total Investments -- 100.0%
   (Cost $102,449) ($ Thousands)                                       $103,491
                                                                       ========

Percentages are based on Net Assets of $104,573 ($ Thousands).
+ Affiliated Security -- See Note 3 in Notes to Financial Statements. Rate shown is the 7-day effective yield as of February 28, 2007.
(A) Floating Rate Security. The rate reflected on the Schedule of Investments is the rate in effect on February 28, 2007. The demand and interest rate reset feature gives this security a shorter effective maturity date.
(B) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(C) Security is escrowed to maturity.
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
Cl -- Class
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
Radian -- Radian Asset Assurance
RB -- Revenue Bond
Ser -- Series
XLCA -- XL Capital Assurance


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007                 59

SCHEDULE OF INVESTMENTS (Unaudited)

New York Municipal Bond Fund

February 28, 2007

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS*:

[BAR CHART OMITTED]
Plot Points for EDGAR Purposes are as follows:

17.8% General Obligations
17.7% Education
17.4% Transportation
15.9% General Revenue
 5.8% Industrial Development
 5.4% Housing
 4.8% Public Facilities
 3.9% Power
 3.5% Pollution Control
 2.9% Water
 2.5% Healthcare
 2.3% Utilities
 0.1% Short Term Investment

*Percentages based on total investments.

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- 99.9%

NEW YORK -- 88.5%
   Amherst, Industrial Development Agency,
     Civic Center Project, Ser A, RB,
     Radian Insured
        4.200%, 10/01/31                                  $  495       $    501
   Cornwall, Central School District,
     GO, FGIC
        5.000%, 10/15/14                                     525            571
   Dutchess County, Industrial
     Development Authority,
     IBM Project, RB
     Callable 12/01/09 @ 100 (A)
        5.450%, 12/01/29                                   1,500          1,560
   Long Island, Power Authority, New York
     Electric Systems Project,
     Ser A, RB, FSA (D)
        5.500%, 12/01/12                                   1,500          1,646
        5.500%, 12/01/13                                   1,475          1,639
   Long Island, Power Authority,
     Ser E, RB, FGIC
     Callable 12/01/16 @ 100
        5.000%, 12/01/17                                     500            549
   Long Island, Power Authority,
     Ser F, RB, MBIA
        5.000%, 05/01/15                                   1,000          1,089
   Metropolitan New York, Transportation
     Authority, Ser A, RB
        5.000%, 11/15/13                                   1,000          1,073
   Metropolitan New York, Transportation
     Authority, Ser A, RB, FGIC
     Callable 11/15/11 @ 100
        5.250%, 11/15/12                                   1,000          1,071
   Metropolitan New York, Transportation
     Authority, Ser A, RB, MBIA
        5.000%, 11/15/11                                   1,550          1,643
        5.000%, 11/15/14                                   1,290          1,406

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Metropolitan New York, Transportation
     Authority, Ser C, RB
        5.000%, 11/15/12                                  $1,000       $  1,064
   Metropolitan New York, Transportation
     Authority, Ser C, RB, AMBAC
        5.000%, 11/15/13                                   1,000          1,081
   Nassau County, Healthcare Facilities
     Authority, RB, FSA
     Pre-Refunded @ 102 (C)
        6.000%, 08/01/09                                   1,000          1,074
   Nassau County, Interim Finance
     Authority, Second Ser A, RB, MBIA
        5.000%, 11/15/14                                     500            545
   Nassau County, Interim Finance
     Authority, Second Ser A-1,RB, AMBAC
     Callable 11/15/11 @ 100
        5.375%, 11/15/14                                      75             81
   Nassau County, Interim Finance
     Authority, Second Ser A-1, RB, AMBAC
     Pre-Refunded @ 100 (C)
        5.375%, 11/15/11                                     175            188
   Nassau County, Ser A, GO, FGIC
        6.000%, 07/01/10                                     100            107
   New York & New Jersey, Port Authority,
     85th Ser, RB, AMBAC
        5.200%, 09/01/15                                   1,215          1,353
   New York City, Housing Development
     Authority, Capital Funding Program,
     Ser A, RB, FGIC
        5.000%, 07/01/12                                   1,000          1,067
   New York City, Housing Development
     Authority, Capital Funding Program,
     Ser A, RB, FGIC
     Callable 07/01/15 @ 100
        5.000%, 07/01/16                                   2,975          3,230
   New York City, Industrial Development
     Agency, Terminal One Group
     Association Project, RB
        5.500%, 01/01/14                                   1,000          1,085
        5.000%, 01/01/10                                     750            769
   New York City, Mount Sinai School
     District, GO, AMBAC
        6.200%, 02/15/14                                     500            575
   New York City, Municipal Water Finance
     Authority, Ser D, RB
        5.000%, 06/15/12                                     570            606
   New York City, Municipal Water Finance
     Authority, Ser F, Sub-Ser F-2, RB
     Callable 03/15/07 @ 100 (A)
        3.620%, 06/15/35                                   1,085          1,085

--------------------------------------------------------------------------------
60                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   New York City, Municipal Water Finance
     Authority, Water & Sewer Systems
     Project, Ser A, RB, AMBAC (D)
        5.875%, 06/15/13                                  $  750       $    845
   New York City, Municipal Water Finance
     Authority, Water & Sewer Systems
     Project, Ser A, RB, FGIC
        6.000%, 06/15/10                                   1,000          1,075
   New York City, Municipal Water
     Finance Authority, Water & Sewer
     Systems Project, Ser C, RB
     Callable 03/15/07 @ 100 (A)
        3.620%, 06/15/33                                     700            700
   New York City, Ser A, GO
        5.250%, 11/01/09                                     250            260
        5.000%, 08/01/09                                     500            515
        5.000%, 08/01/10                                   1,750          1,822
   New York City, Ser B, GO
        7.250%, 08/15/07                                     860            873
   New York City, Ser B, GO, FSA
        5.250%, 08/01/13                                   2,000          2,175
   New York City, Ser B, GO, FSA (D)
        8.250%, 06/01/07                                   1,000          1,011
   New York City, Ser B, GO, XLCA
        7.250%, 08/15/07                                     355            361
   New York City, Ser C, GO
        5.000%, 08/01/13                                     500            534
   New York City, Ser C, GO, CIFG
        5.000%, 08/01/14                                   1,500          1,619
   New York City, Ser C, GO, MBIA
        5.000%, 08/01/15                                     750            816
   New York City, Ser G, GO
        5.000%, 08/01/10                                   1,000          1,041
        5.000%, 08/01/15                                     705            762
   New York City, Ser G, GO, AMBAC
     Callable 02/01/16 @ 100
        5.000%, 08/01/17                                     725            790
   New York City, Ser H , GO, FGIC
        6.000%, 08/01/12                                     750            835
   New York City, Ser H, GO
        5.000%, 08/01/13                                     840            897
   New York City, Ser H, GO, FGIC
     Callable 08/01/14 @ 100
        5.000%, 08/01/15                                     750            810
   New York City, Ser I, GO
        5.000%, 08/01/11                                     500            526
        5.000%, 08/01/14                                   2,500          2,689
   New York City, Ser I, GO, MBIA
     Callable 08/01/14 @ 100
        5.000%, 08/01/17                                     500            538
   New York City, Ser J, Sub-Ser J-1, GO
     Callable 06/01/16 @ 100
        5.000%, 06/01/17                                     300            325

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   New York City, Ser M, GO
        5.000%, 04/01/13                                  $  700       $    745
   New York City, Sub-Ser F-1, GO
        5.000%, 09/01/13                                     750            801
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser A, RB
     Callable 08/15/07 @ 101
        5.000%, 08/15/11                                      55             56
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser A, RB
     Callable 11/01/11 @ 100 (A) (E)
        5.500%, 11/01/26                                     750            806
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser A, RB
     Pre-Refunded @ 101 (C)
        5.500%, 02/15/10                                   1,000          1,062
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser B, RB
        5.000%, 11/01/13                                   1,000          1,078
   New York City, Transitional
     Finance Authority, Future Tax
     Secured Project, Ser B, RB
     Pre-Refunded @ 101 (C)
        5.000%, 05/15/08                                     305            313
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser B, RB
     Callable 02/01/11 @ 100
        5.250%, 02/01/29                                     750            791
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser B, RB
     Pre-Refunded @ 101 (C)
        6.000%, 05/15/10                                     500            541
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser C, RB
        5.500%, 02/01/09                                   1,105          1,142
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser D-2, RB
     Callable 05/01/14 @ 100
        5.000%, 11/01/14                                   1,000          1,081
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Sub-Ser C4, RB (A)
        3.620%, 08/01/31                                     200            200
   New York City, Transitional Finance
     Authority, Ser S-1, RB, FGIC
        5.000%, 07/15/16                                     350            385
--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007                 61

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   New York City, Transitional Finance
     Authority, Sub Ser C3, RB (A)
        3.470%, 08/01/31                                  $  600       $    600
   New York City, Transportation
     Facilities Authority, Livingston
     Plaza Project, RB, FSA (D)
        5.400%, 01/01/18                                     105            116
   New York State, Dormitory Authority,
     Aids Long-Term Health Care
     Facilities, RB, SONYMA
        5.000%, 11/01/10                                   1,500          1,566
   New York State, Dormitory Authority,
     City University System Construction
     Project, 5th General, Ser A,
     RB, FGIC
        5.000%, 07/01/13                                   2,000          2,153
   New York State, Dormitory Authority,
     City University System, Special
     Obligation, Ser D, RB, FGIC
        5.750%, 07/01/12                                   1,000          1,060
   New York State, Dormitory Authority,
     Education Project, Ser D, RB
        5.000%, 03/15/14                                   1,000          1,081
   New York State, Dormitory Authority,
     Educational Facilities Project,
     Ser A, RB
        5.500%, 05/15/13                                     810            874
   New York State, Dormitory Authority,
     Manhattan College, RB,
     Radian Insured
        5.500%, 07/01/11                                     900            957
   New York State, Dormitory Authority,
     Mental Health Project, Ser G,
     RB, AMBAC
        5.250%, 08/15/09                                     385            400
   New York State, Dormitory Authority,
     Mental Health Services Facilities
     Improvement Project, Ser C, RB, FGIC
        5.000%, 02/15/13                                     800            856
   New York State, Dormitory Authority,
     Mental Health Services Facilities
     Improvement Project, Ser D, RB, FGIC
     Callable 02/15/15 @ 100
        5.000%, 02/15/16                                   1,500          1,627
   New York State, Dormitory Authority,
     Mental Health Services Facilities
     Project, Ser B, RB
        6.500%, 08/15/08                                     250            260
        6.500%, 08/15/09                                     400            425

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   New York State, Dormitory Authority,
     Montefiore Medical Center Project,
     RB, FGIC
        5.000%, 02/01/13                                  $  500       $    533
   New York State, Dormitory Authority,
     New York State Department of
     Health, RB
        5.250%, 07/01/13                                     500            542
   New York State, Dormitory Authority,
     New York University Project,
     Ser A, RB, MBIA
        6.000%, 07/01/19                                     100            121
   New York State, Dormitory Authority,
     Presbyterian Hospital Project,
     RB, AMBAC
        5.500%, 02/01/09                                     300            310
        5.500%, 08/01/09                                     500            521
   New York State, Dormitory Authority,
     Presbyterian Hospital Project,
     RB, AMBAC
     Callable 02/01/08 @ 101
        4.400%, 08/01/13                                      15             15
   New York State, Dormitory Authority,
     Rochester Institute of Technology,
     Ser A, RB, AMBAC
        5.000%, 07/01/12                                   1,000          1,067
        5.000%, 07/01/13                                   1,000          1,077
   New York State, Dormitory Authority,
     Ryan/Clinton Community Health
     Project, RB, SONYMA
        5.400%, 07/01/09                                     250            258
   New York State, Dormitory Authority,
     Ser B, RB
     Callable 05/15/12 @ 100
        5.250%, 11/15/23                                   5,500          5,875
   New York State, Dormitory Authority,
     Ser B, RB, XLCA (A)
        5.250%, 07/01/32                                     750            816
   New York State, Dormitory Authority,
     Siena College, RB, MBIA
        5.000%, 07/01/16                                     500            550
   New York State, Dormitory Authority,
     State University Educational
     Facilities Project, RB, MBIA
     Pre-Refunded @ 101 (C)
        6.000%, 05/15/10                                   1,000          1,082
   New York State, Dormitory Authority,
     State University Educational
     Facilities Project, Ser A, RB, AMBAC
        5.250%, 05/15/15                                   1,170          1,285
   New York State, Dormitory Authority,
     State University Educational
     Facilities Project, Ser A, RB, FGIC
        7.500%, 05/15/13                                     600            728
--------------------------------------------------------------------------------
62                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   New York State, Environmental
     Facilities Authority, New York City
     Water Project, RB
        5.750%, 06/15/08                                  $    5       $      5
        5.750%, 06/15/09                                       5              5
        5.750%, 06/15/10                                      35             37
        5.750%, 06/15/11                                     180            196
        5.750%, 06/15/12                                     105            116
   New York State, Environmental
     Facilities Authority, New York City
     Water Project, RB (D)
        5.750%, 06/15/08                                      40             41
        5.750%, 06/15/09                                      40             42
        5.750%, 06/15/11                                   1,180          1,281
   New York State, Environmental
     Facilities Authority, Revolving
     Funds - Pooled Financing Program,
     Ser B, RB
        5.000%, 11/15/14                                   1,000          1,093
        5.000%, 11/15/16                                   1,000          1,109
   New York State, Environmental
     Facilities Authority, Revolving
     Funds, New York City Municipal
     Water, Ser E, RB
        5.000%, 06/15/14                                     750            817
   New York State, Environmental
     Facilities Authority, Revolving
     Funds, Ser E, RB, MBIA
        6.000%, 06/15/12                                   1,350          1,499
   New York State, Environmental
     Facilities Authority, Ser A, RB
        5.000%, 03/15/12                                   1,000          1,060
   New York State, Environmental
     Facilities Authority, Ser A,
     RB, FGIC
        5.250%, 12/15/13                                   1,000          1,100
   New York State, Environmental
     Facilities Authority, State Water
     Project, Ser A, RB (D)
        5.750%, 06/15/09                                       5              5
        5.750%, 06/15/11                                     640            695
   New York State, Local Assistance
     Project, Ser E, RB
        6.000%, 04/01/14                                   1,040          1,166
   New York State, Mortgage Agency,
     26th Ser, RB
        5.200%, 04/01/08                                     500            503
   New York State, Mortgage Agency,
     26th Ser, RB
     Callable 07/01/10 @ 100
        5.350%, 10/01/16                                     130            132
   New York State, Mortgage Agency,
     Homeowner Mortgage Project,
     Ser 87, RB
     Callable 09/01/09 @ 100
        5.150%, 04/01/17                                     270            272

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   New York State, Mortgage Agency,
     Homeowner Mortgage, Ser 98, RB
     Callable 04/01/11 @ 100
        5.050%, 10/01/17                                  $  825       $    860
   New York State, Sales Tax Asset
     Receivables Project, Ser A, RB, MBIA
     Callable 10/15/14 @ 100
        5.000%, 10/15/17                                   1,000          1,086
   New York State, Thruway & Highway
     Board, Second Ser B, RB, FSA
        5.000%, 04/01/14                                   1,000          1,083
   New York State, Thruway & Highway
     Board, Ser B, RB, FGIC
     Callable 04/01/08 @ 101
        5.250%, 04/01/11                                   1,000          1,026
   New York State, Thruway & Highway
     Board, Ser C, MBIA
        5.500%, 04/01/12                                     750            815
   New York State, Thruway Authority,
     Second Ser B, RB, FGIC
     Callable 10/01/15 @ 100
        5.000%, 04/01/16                                   1,000          1,094
   New York State, Thruway Authority,
     Second Ser B, RB, FSA
        5.000%, 04/01/13                                   2,175          2,336
   New York State, Thruway Authority,
     Transportation Project, Ser A,
     RB, FSA
        5.000%, 03/15/13                                     500            537
        5.000%, 03/15/14                                   1,000          1,083
   New York State, Tobacco Settlement
     Financing, Ser A-1, RB
     Callable 03/22/07 @ 100
        5.250%, 06/01/12                                   1,000          1,001
   New York State, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser B, RB
     Pre-Refunded @ 101 (C)
        6.000%, 05/15/10                                     750            811
   New York State, Triborough Bridge &
     Tunnel Authority, General Purpose
     Project, Ser SR, RB (D)
        5.500%, 01/01/12                                     525            547
   New York State, Triborough Bridge &
     Tunnel Authority, General Purpose
     Project, Ser X, RB (D)
        6.625%, 01/01/12                                   1,160          1,291
   New York State, Urban Development
     Authority, Ser A, RB
        5.500%, 01/01/17                                   1,395          1,483
   New York State, Urban Development
     Authority, Ser A, RB
     Pre-Refunded @ 100 (C)
        5.500%, 01/01/11                                     105            112
--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007                 63

SCHEDULE OF INVESTMENTS (Unaudited)

New York Municipal Bond Fund (Concluded)

February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   New York State, Urban Development,
     Capital Correctional Facilities
     Project, Ser A, RB, FSA
        6.500%, 01/01/10                                  $  650       $    700
   New York State, Urban Development,
     Personal Income Tax Project,
     Ser A-1, RB
        5.000%, 12/15/11                                     250            265
   New York State, Urban Development,
     Personal Income Tax Project,
     Ser A-1, RB, AMBAC
        5.000%, 12/15/15                                   1,000          1,098
   New York State, Urban Development,
     Personal Income Tax Project, Ser B,
     RB, FSA
        5.000%, 03/15/13                                   1,000          1,074
   New York State, Urban Development,
     Ser A, RB
        5.000%, 01/01/09                                     500            512
        5.000%, 01/01/17                                     450            471
   New York State, Urban Development,
     Ser A, RB, XLCA
        5.250%, 01/01/11                                   1,000          1,058
   New York State, Urban Development,
     Service Contract, RB, FSA
        5.000%, 01/01/15                                     500            544
   New York State, Urban Development,
     State Facilities Project, RB
        5.750%, 04/01/12                                   1,100          1,201
   Port Authority of New York & New
     Jersey, One Hundred Thirty Ninth
     Project, RB, FGIC
        5.000%, 10/01/13                                   1,000          1,067
   Port Authority of New York &
     New Jersey, Ser 131st, RB
     Callable 06/15/13 @ 101
        5.000%, 12/15/13                                   1,500          1,592
   Troy, Industrial Development Authority,
     Rensselaer Polytechnic Institute,
     Ser A, RB
        5.500%, 09/01/10                                     400            420
   Tsasc, Ser 1, RB
     Callable 06/01/16 @ 100
        4.750%, 06/01/22                                   3,215          3,212
   Yonkers, Ser A, GO, MBIA
        5.000%, 08/01/13                                   1,500          1,606
                                                                       --------
                                                                        125,392
                                                                       --------

PUERTO RICO -- 11.2%
   Puerto Rico Commonwealth, Electric
     Power Authority, Ser QQ, RB, XLCA
        5.500%, 07/01/16                                     500            568

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Puerto Rico Commonwealth, GO
        5.400%, 07/01/07                                  $  685       $    688
   Puerto Rico Commonwealth,
     Government Development Bank
     Authority, Ser B, RB
        5.000%, 12/01/11                                     500            525
        5.000%, 12/01/15                                     750            807
   Puerto Rico Commonwealth, Highway
     & Transportation Authority,
     Ser CC, RB
        5.000%, 07/01/16                                   2,100          2,265
   Puerto Rico Commonwealth, Highway
     & Transportation Authority,
     Ser E, RB, FSA
        5.500%, 07/01/19                                     750            875
   Puerto Rico Commonwealth, Highway
     & Transportation Authority,
     Ser Y, RB, MBIA
        6.250%, 07/01/14                                      10             12
   Puerto Rico Commonwealth, Highway
     & Transportation Authority,
     Ser Y, RB, MBIA (D)
        6.250%, 07/01/14                                     115            134
   Puerto Rico Commonwealth, Housing
     Finance Authority, Capital Funding
     Program, RB, HUD
        5.000%, 12/01/13                                   1,500          1,591
   Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser C, RB
        5.500%, 07/01/12                                     250            270
   Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser J, RB
     Callable 07/01/12 @ 100
        5.000%, 07/01/28                                   1,000          1,049
   Puerto Rico Commonwealth, Public
     Finance Authority, Commonwealth
     Appropriations Project, Ser A, RB
     Callable 02/01/12 @ 100 (A) (B)
        5.750%, 08/01/27                                   2,850          3,069
   Puerto Rico Commonwealth, Public
     Finance Authority, Commonwealth
     Appropriations Project,
     Ser A, RB, MBIA
     Callable 02/01/12 @ 100 (B)
        5.250%, 08/01/29                                   1,000          1,068
   Puerto Rico Commonwealth, Public
     Finance Authority, Commonwealth
     Appropriations Project, Ser E, RB
     Pre-Refunded @ 100 (C)
        5.500%, 02/01/12                                     750            813


--------------------------------------------------------------------------------
64                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                 ($ Thousands)/Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Puerto Rico Commonwealth, Public
     Improvements Project, Ser C, GO (A)
        6.000%, 07/01/13                                  $1,000       $  1,028
   Puerto Rico Commonwealth, Ser A, GO
     Callable 07/01/12 @ 100
        5.000%, 07/01/30                                   1,000          1,049
                                                                       --------
                                                                         15,811
                                                                       --------

VIRGIN ISLANDS -- 0.2%
   Virgin Islands, Public Financing
     Authority, Gross Receipts Taxes,
     Loan Note Project, Ser A, RB
        5.625%, 10/01/10                                     280            287
                                                                       --------

Total Municipal Bonds
   (Cost $139,914) ($ Thousands)                                        141,490
                                                                       --------

CASH EQUIVALENT -- 0.1%
   SEI Tax Exempt Trust, Institutional
     Tax Free Fund, Cl A, 3.41%+                          89,212             89
                                                                       --------

Total Cash Equivalent
   (Cost $89) ($ Thousands)                                                  89
                                                                       --------

Total Investments -- 100.0%
   (Cost $140,003) ($ Thousands)                                       $141,579
                                                                       ========

Percentages are based on Net Assets of $141,127 ($ Thousands).
+ Affiliated Security -- See Note 3 in Notes to Financial Statements. Rate shown is the 7-day effective yield as of February 28, 2007.
(A) Floating Rate Security. The rate reflected on the Schedule of Investments is the rate in effect on February 28, 2007. The demand and interest rate reset feature gives this security a shorter effective maturity date.
(B) Securities are held in connection with a letter of credit issued by a major bank.
(C) Pre-Refunded Security -- The maturity date shown is the pre-refunded date.
(D) Security is escrowed to maturity.
(E) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on February 28, 2007. The coupon on a step bond changes on a specified date.
AMBAC -- American Municipal Bond Assurance Company
CIFG -- CDC IXIS Financial Guaranty
Cl -- Class
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Company
Radian -- Radian Asset Assurance
RB -- Revenue Bond
Ser -- Series
SONYMA -- State of New York Mortgage Agency
XLCA -- XL Capital Assurance


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007                 65

SCHEDULE OF INVESTMENTS (Unaudited)

California Municipal Bond Fund

February 28, 2007

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS*:

[BAR CHART OMITTED]
Plot Points for EDGAR Purposes are as follows:

24.3% General Obligations
19.9% Education
17.2% Industrial Development
 8.2% General Revenue
 7.7% Power
 5.9% Water
 5.4% Public Facilities
 4.7% Transportation
 3.2% Utilities
 2.3% Healthcare
 0.8% Airports
 0.4% Housing
 0.0% Short Term Investment

*Percentages based on total investments.

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- 98.4%

CALIFORNIA -- 89.7%
   ABAG, Financial Authority
     Not-For-Profit, Channing House
     Project, COP
        4.900%, 02/15/09                                 $   485       $    493
   California State, Daily-Kindergarten
     University, Ser A-4, GO
     Callable 03/06/07 @ 100 (A) (B)
        3.450%, 05/01/34                                   1,025          1,025
   California State, Department of Water
     Resources & Power, Ser A, RB
     Pre-Refunded @ 101 (C)
        5.375%, 05/01/12                                   1,400          1,532
        5.250%, 05/01/12                                   1,375          1,496
   California State, Department of Water
     Resources & Power, Ser A, RB, MBIA
     Pre-Refunded @ 101 (C)
        5.375%, 05/01/12                                   2,500          2,735
   California State, Department of Water
     Resources & Power, Ser A, RB, XLCA
     Pre-Refunded @ 101 (C)
        5.375%, 05/01/12                                   1,725          1,887
   California State, Department of Water
     Resources & Power, Ser W, RB, FSA
        5.500%, 12/01/13                                   1,540          1,718
   California State, Department of Water
     Resources, Water Systems Project,
     Ser Y, RB, FGIC
     Callable 06/01/13 @ 100
        5.250%, 12/01/19                                   2,425          2,627
   California State, Economic Development
     Authority, Ser A, GO
        5.250%, 07/01/12                                   6,930          7,465

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   California State, Economic Development
     Authority, Ser A, GO, MBIA
        5.250%, 07/01/13                                 $ 2,000       $  2,184
   California State, Economic Development
     Authority, Ser C-5, RB
     Callable 03/06/07 @ 100 (A)
        3.450%, 07/01/23                                   1,060          1,060
   California State, Educational
     Facilities Authority, Santa Clara
     University Project, RB, AMBAC
        5.250%, 09/01/19                                   1,250          1,417
   California State, GO
        5.250%, 03/01/11                                   1,600          1,694
        5.250%, 02/01/18                                   2,000          2,234
        5.000%, 04/01/10                                   2,000          2,083
        5.000%, 04/01/12                                  10,000         10,601
        5.000%, 03/01/15                                   7,000          7,579
        5.000%, 10/01/16                                   3,225          3,522
   California State, GO
     Callable 08/01/13 @ 100
        5.250%, 02/01/14                                   4,000          4,353
   California State, GO, XLCA
        5.250%, 02/01/11                                   7,000          7,417
   California State, Health Facilities
     Financing Authority, Cedars-Sinai
     Medical Center Project, RB
        5.000%, 11/15/14                                   1,000          1,070
   California State, Housing Finance
     Authority, Multi Family Housing
     Project, Ser B, RB (A) (B)
        3.450%, 02/01/31                                     665            665
   California State, Infrastructure &
     Economic Development Authority, Bay
     Area Toll Bridges Project, Ser A,
     RB, FSA (D)
        5.000%, 07/01/11                                   2,000          2,117
   California State, Infrastructure &
     Economic Development Authority,
     Workers Compensation Relief Project,
     Ser A, RB, AMBAC
        5.250%, 10/01/13                                   4,900          5,381
   California State, Public Works Board,
     Department of Corrections State
     Prison Project, Ser E, RB, MBIA
        6.000%, 06/01/10                                   1,500          1,609
   California State, Public Works Board,
     Department of General Services,
     Butterfield Street Project,
     Ser A, RB
        5.000%, 06/01/15                                   1,000          1,081
   California State, Public Works Board,
     Department of General Services,
     Ser A, RB, FSA
     Callable 04/01/16 @ 100
        5.000%, 04/01/17                                   1,560          1,700
--------------------------------------------------------------------------------
66                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   California State, Public Works Board,
     University Project, Ser A, RB, FGIC
        5.250%, 10/01/17                                 $ 1,380       $  1,550
   California State, Resources Efficiency
     Financing Authority, Capital
     Improvements Program, COP, AMBAC
        6.000%, 04/01/09                                   1,420          1,488
   California State, Union Elementary
     School District, Ser B, GO, FGIC
     Pre-Refunded @ 100 (C)
        5.375%, 09/01/12                                   1,000          1,091
   California Statewide, Communities
     Development Authority, Health
     Facilities-Adventist Health Project,
     Ser A, RB
        5.000%, 03/01/15                                   1,385          1,480
   California Statewide, Communities
     Development Authority, Huntington
     Memorial Hospital, RB
        5.000%, 07/01/15                                   2,860          3,056
   California Statewide, Communities
     Development Authority, Redlands
     Community Hospital, Ser A, RB
        5.000%, 04/01/14                                   1,000          1,065
   Cerritos Community College,
     Ser A, GO, MBIA
     Pre-Refunded @ 101 (C)
        5.000%, 08/01/13                                   1,170          1,276
   Corona-Norco, Unified School District,
     Capital Appreciation Project, Ser B,
     GO, FSA (E)
        5.600%, 09/01/13                                   1,000            784
        5.500%, 09/01/12                                   1,005            821
   Del Mar, Race Track Authority, RB
        5.000%, 08/15/10                                     700            724
   Fairfield, Housing Authority, Creekside
     Estates Mobile Homes Project, RB
        5.150%, 09/01/07                                     220            221
   Fontana, Redevelopment Agency,
     Jurupa Hills Redevelopment
     Project, Ser A, TA
        5.100%, 10/01/09                                     360            369
        4.900%, 10/01/07                                   1,345          1,351
   Fontana, Redevelopment Agency,
     Jurupa Hills Redevelopment
     Project, Ser A, TA
     Callable 10/01/09 @ 101
        5.200%, 10/01/10                                   1,615          1,671
   Fremont, Union High School District,
     GO, FGIC
        5.000%, 09/01/13                                   2,325          2,517

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Fresno, Joint Powers Finance
     Authority, RB, AMBAC
     Callable 08/01/10 @ 102
        5.500%, 08/01/15                                 $ 1,445       $  1,559
   Hacienda La Puente, Capital
     Appreciation, Ser A, GO, MBIA (E)
        5.450%, 08/01/15                                   1,200            865
   Huntington Beach, Unified School
     District, Election 2004
     Project, GO, FSA
     Callable 08/01/14 @ 100
        5.000%, 08/01/15                                   1,165          1,263
   Intermodal, Container Transfer
     Facility, Joint Powers Authority,
     Ser A, RB, AMBAC
        5.000%, 11/01/10                                   1,465          1,538
   Lodi, Electric Systems Authority,
     Capital Appreciation,
     Ser B, COP, MBIA
     Pre-Refunded @ 90.35 (C) (E)
        5.715%, 01/15/09                                   1,000            845
   Loma Linda, University Medical Center,
     Ser A, RB
        5.000%, 12/01/15                                   1,575          1,668
   Los Angeles, Ser A, GO
        5.250%, 09/01/13                                   1,180          1,295
   Los Angeles, Sonnelblick Del Rio West,
     COP, AMBAC
        5.375%, 11/01/10                                   1,730          1,839
   Los Angeles, Unified School District,
     GO, MBIA
        5.500%, 07/01/11                                   2,000          2,157
   Los Angeles, Unified School District,
     Ser A-2, RB, FGIC
     Callable 07/01/14 @ 100
        5.000%, 07/01/16                                   3,620          3,912
   Newport Beach, Health Facilities
     Authority, Hoag Memorial
     Presbyterian Hospital Project, RB
     Callable 03/06/07 @ 100 (A)
        3.490%, 10/01/22                                     935            935
   North Orange County, Community
     College District, Election of 2002
     Project, Ser B, GO, FGIC
     Pre-Refunded @ 100 (C)
        5.000%, 08/01/14                                   1,250          1,365
   Ontario, Redevelopment Financing
     Authority, Center City & Cimarron
     Project No. 1, RB, MBIA
        5.000%, 08/01/11                                   1,270          1,347
   Orange County, Water District
     Authority, Ser B, COP, MBIA
        4.500%, 08/15/13                                   1,350          1,415


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007                 67

SCHEDULE OF INVESTMENTS (Unaudited)

California Municipal Bond Fund (Concluded)

February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Palo Alto, Unified School
     District,GO, FSA
     Callable 08/01/15 @ 100
        5.000%, 08/01/16                                 $ 1,195       $  1,308
   Pasadena, Unified School District,
     GO, FGIC
        5.000%, 11/01/13                                   2,000          2,169
   Rancho Cucamonga, Redevelopment
     Agency, Ranch Redevelopment
     Project, Ser A, TA, AMBAC
     Callable 09/01/14 @ 100
        5.000%, 09/01/15                                   2,000          2,163
   Rancho Santiago, Community College
     District, GO, FSA
        5.250%, 09/01/17                                   1,825          2,057
   Redwood City, Elementary School
     District, GO, FGIC
        5.000%, 08/01/15                                   2,275          2,497
   Riverside, Community College
     District, GO, FSA
     Callable 08/01/15 @ 100
        5.000%, 08/01/18                                   1,700          1,844
   Riverside, Electric Authority, RB, FSA
     Callable 10/01/11 @ 101
        5.250%, 10/01/13                                   2,485          2,682
   Riverside, Public Financing
     Authority, COP
        5.400%, 05/15/09                                   2,930          2,997
   Roseville, Natural Gas Finance
     Authority, RB
        5.000%, 02/15/13                                   1,000          1,066
        5.000%, 02/15/17                                     500            544
   Sacramento, Municipal Utility District,
     Ser S, RB, MBIA
        5.000%, 11/15/13                                   1,400          1,519
   San Buenaventura, Ser B, COP, AMBAC
        5.000%, 01/01/12                                   1,455          1,545
   San Diego, Burnham Institution for
     Med Resh Project, COP
     Callable 09/01/15 @ 102
        5.000%, 09/01/16                                     575            606
   San Diego, Redevelopment Agency,
     Centre City Redevelopment Project,
     Ser A, RB
        5.450%, 09/01/09                                     175            178
        5.350%, 09/01/08                                     175            177
   San Diego, Redevelopment Agency,
     Centre City Redevelopment Project,
     Ser A, TA, XLCA
        5.000%, 09/01/13                                   1,300          1,396
   San Diego, Unified School District,
     Election of 1998 Project, Ser B,
     GO, MBIA
        6.050%, 07/01/18                                   2,650          3,192

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   San Francisco Bay Area, Bay Area Toll
     Authority, Ser F, RB
        5.000%, 04/01/13                                 $ 1,000       $  1,076
   San Francisco, City & County Authority,
     Issue 29 Project, Ser B, RB, FGIC
        5.000%, 05/01/12                                   1,555          1,657
   San Francisco, City & County Authority,
     Ser A, RB, FSA
        5.000%, 11/01/12                                   6,000          6,445
   San Francisco, State Building Authority,
     California State & San Francisco
     Civic Center, Ser A, RB, FGIC
     Callable 12/01/15 @ 100
        5.000%, 12/01/16                                   3,500          3,829
   San Francisco, State University
     Foundation, Student Housing Project,
     RB, ACA Insured
        4.500%, 07/01/07                                     265            265
   San Joaquin County, Capital Facilities
     Project, COP, MBIA
        5.500%, 11/15/13                                   1,000          1,111
   San Joaquin Hills, Transportation
     Authority, RB (D) (E)
        5.340%, 01/01/09                                   2,000          1,874
   San Jose, Redevelopment Agency,
     Merged Area Development
     Project, Ser D, TA, AMBAC
     Callable 08/01/17 @ 100
        5.000%, 08/01/21                                   5,000          5,445
   San Ramon Valley, Unified School
     District, Election 2002, GO, FSA
     Callable 08/01/14 @ 100
        5.250%, 08/01/17                                   1,475          1,625
   Santa Fe Springs, Community Development
     Authority, Ser A, TA, MBIA
        5.000%, 09/01/10                                   1,950          2,043
   Santa Monica, Malibu School District,
     GO, FGIC
        5.250%, 08/01/11                                   2,095          2,239
   Saugus, Union School District,
     Ser B, GO, FSA
     Pre-Refunded @ 100 (C)
        5.000%, 08/01/15                                   1,375          1,516
   South San Francisco, School District,
     RB, MBIA
        5.000%, 09/15/17                                   1,070          1,188
   Stockton, Essential Services
     Building/Parking Facility, COP (D)
        5.000%, 08/01/09                                     280            290
        4.800%, 08/01/07                                     155            156
   Sunnyvale, Water Financing
     Authority, RB, AMBAC
     Callable 10/01/11 @ 100
        5.250%, 10/01/13                                   1,595          1,711
--------------------------------------------------------------------------------
68                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   University of California, Regents
     Medical Center, Ser A, RB, MBIA
        5.000%, 05/15/13                                 $ 2,000       $  2,153
        5.000%, 05/15/16                                   1,000          1,096
   Val Verde, Unified School District,
     COP, FGIC (D)
        5.000%, 01/01/14                                     500            543
   Val Verde, Unified School
     District, COP, FGIC
     Pre-Refunded @ 100 (C)
        5.250%, 01/01/15                                   2,500          2,783
                                                                       --------
                                                                        187,197
                                                                       --------

GUAM -- 0.5%
   Guam, Ser A, GO, FSA
        5.500%, 12/01/10                                   1,000          1,068
                                                                       --------

PUERTO RICO -- 8.2%
   Puerto Rico Commonwealth, Electric
     Power Authority, RB, MBIA
        5.000%, 07/01/20                                   1,700          1,901
   Puerto Rico Commonwealth, Government
     Development Bank, Senior Notes,
     Ser B, RB
        5.000%, 12/01/14                                   1,250          1,338
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser K, RB
     Pre-Refunded @ 100 (C)
        5.000%, 07/01/15                                   1,210          1,322
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser W,
     RB, MBIA
        5.500%, 07/01/13                                   3,400          3,758
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser X,
     RB, FSA
        5.500%, 07/01/15                                   1,490          1,678
   Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser C, RB
        5.500%, 07/01/16                                   1,000          1,136
   Puerto Rico Commonwealth, Public
     Improvements Authority, GO, MBIA
        5.250%, 07/01/12                                   2,000          2,159
   Puerto Rico Commonwealth, Public
     Improvements Authority, Ser A,
     GO, FGIC
        5.500%, 07/01/13                                   2,500          2,763

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                 ($ Thousands)/Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Puerto Rico Commonwealth, Public
     Improvements Project, GO, MBIA
        5.250%, 07/01/15                                 $ 1,000       $  1,112
                                                                       --------
                                                                         17,167
                                                                       --------

Total Municipal Bonds
   (Cost $201,735) ($ Thousands)                                        205,432
                                                                       --------

TAX EXEMPT CORPORATE BOND -- 1.0%

CALIFORNIA -- 1.0%
   San Manuel Entertainment
     Callable 12/01/13 @ 102 (F)
        4.500%, 12/01/16                                   2,000          2,028
                                                                       --------

Total Tax Exempt Corporate Bond
   (Cost $2,000) ($ Thousands)                                            2,028
                                                                       --------

CASH EQUIVALENT -- 0.0%
   SEI Tax Exempt Trust, Institutional
     Tax Free Fund, Cl A, 3.41%+                           2,771              3
                                                                       --------

Total Cash Equivalent
   (Cost $3) ($ Thousands)                                                    3
                                                                       --------

Total Investments -- 99.4%
   (Cost $203,738) ($ Thousands)                                       $207,463
                                                                       ========

Percentages are based on Net Assets of $208,807 ($ Thousands).
+ Affiliated Security -- See Note 3 in Notes to Financial Statements. Rate shown is the 7-day effective yield as of February 28, 2007.
(A) Floating Rate Security. The rate reflected on the Schedule of Investments is the rate in effect on February 28, 2007. The demand and interest rate reset feature gives this security a shorter effective maturity date.
(B) Securities are held in connection with a letter of credit issued by a major bank.
(C) Pre-Refunded Security -- The maturity date shown is the pre-refunded date.
(D) Security is escrowed to maturity.
(E) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(F) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2007, the value of these securities amounted to $2,028 ($ Thousands), representing 1.0% of the net assets of the Fund.
ABAG -- Association of Bay Area Governments
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
Cl -- Class
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation
XLCA -- XL Capital Assurance


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007                 69

Statements of Assets and Liabilities ($ Thousands)


As of February 28, 2007 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 INSTITUTIONAL    MASSACHUSETTS       INTERMEDIATE-
                                                                 TAX FREE             TAX FREE   TAX FREE MONEY      TERM MUNICIPAL
                                                                     FUND                 FUND      MARKET FUND                FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Cost of investments                                           $660,454           $1,256,120         $100,296          $1,082,540
   Cost of affiliated investments                                      --                   --               --                 124
------------------------------------------------------------------------------------------------------------------------------------
   Investments at value                                           660,454            1,256,120          100,296           1,097,521
   Affiliated investment, at value                                     --                   --               --                 124
   Cash                                                                --                   --               --                  60
   Receivable for investment securities sold                           --                   --               --               8,660
   Dividends and interest receivable                                4,499                8,663              596              12,772
   Receivable for fund shares sold                                     --                   --               --               2,581
   Prepaid expenses                                                    21                   36                6                  47
------------------------------------------------------------------------------------------------------------------------------------
   Total Assets                                                   664,974            1,264,819          100,898           1,121,765
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for investment securities purchased                     11,365                9,586               --              19,307
   Payable for fund shares redeemed                                    --                   --               --               1,566
   Payable to custodian                                            10,451                2,218            3,084                  --
   Income distribution payable                                        535                1,898              238                 279
   Administration fees payable                                        191                  256               15                 186
   Investment advisory fees payable                                    19                   36                3                 240
   Trustees fees payable                                                7                   11                1                  11
   Shareholder servicing fees payable                                  --                   75               24                  --
   Accrued expense payable                                            117                  168               15                 152
------------------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                               22,685               14,248            3,380              21,741
------------------------------------------------------------------------------------------------------------------------------------
   Net Assets                                                    $642,289           $1,250,571         $ 97,518          $1,100,024
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Paid-in-Capital -- (unlimited authorization --
      no par value)                                              $642,319           $1,250,592         $ 97,519          $1,086,219
   Undistributed net investment income
      (Accumulated net investment loss)                                12                   --               --                 279
   Accumulated net realized gain (loss) on investments                (42)                 (21)              (1)             (1,455)
   Net unrealized appreciation (depreciation) on investments           --                   --               --              14,981
------------------------------------------------------------------------------------------------------------------------------------
   Net Assets                                                    $642,289           $1,250,571         $ 97,518          $1,100,024
------------------------------------------------------------------------------------------------------------------------------------
   Net Asset Value, Offering and Redemption Price
      Per Share -- Class A                                          $1.00                $1.00              N/A              $10.87
                                                          ($642,289,140 /      ($954,488,761 /                    ($1,100,024,445 /
                                                       642,467,862 shares)  954,672,662 shares)                  101,209,886 shares)
------------------------------------------------------------------------------------------------------------------------------------
   Net Asset Value, Offering and Redemption Price
      Per Share -- Class B                                            N/A                $1.00            $1.00                 N/A
                                                                               ($275,224,392 /   ($97,517,699 /
                                                                            275,218,890 shares) 97,518,243 shares)
------------------------------------------------------------------------------------------------------------------------------------
   Net Asset Value, Offering and Redemption Price
      Per Share -- Class C                                            N/A                $1.00              N/A                 N/A
                                                                                ($20,857,877 /
                                                                             20,876,045 shares)
------------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
70                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007

-----------------------------------------------------------------------------------------------------------------------------
    SHORT DURATION        PENNSYLVANIA        MASSACHUSETTS           NEW JERSEY             NEW YORK           CALIFORNIA
         MUNICIPAL           MUNICIPAL            MUNICIPAL            MUNICIPAL            MUNICIPAL            MUNICIPAL
              FUND           BOND FUND            BOND FUND            BOND FUND            BOND FUND            BOND FUND
-----------------------------------------------------------------------------------------------------------------------------

          $227,903            $102,739              $37,954             $102,444             $139,914             $203,735
                11                  11                   88                    5                   89                    3
-----------------------------------------------------------------------------------------------------------------------------
           227,625             104,989               38,528              103,486              141,490              207,460
                11                  11                   88                    5                   89                    3
                --                  --                   --                   --                   --                   --
                --                  --                   --                   --                   --                   --
             2,631               1,330                  379                1,234                1,474                2,484
               201                  37                  380                  133                  469                  840
                 9                   3                    1                    3                    4                    6
-----------------------------------------------------------------------------------------------------------------------------
           230,477             106,370               39,376              104,861              143,526              210,793
-----------------------------------------------------------------------------------------------------------------------------

             5,130               1,139                  319                   --                2,250                1,321
               601                 207                    9                  219                   56                   --
                --                  --                   --                   --                   --                   --
                33                 105                    3                   12                   16                  550
                38                   5                    6                   18                   24                   36
                55                  28                   10                   26                   35                   54
                 2                   1                   --                    1                    1                    2
                --                   9                   --                   --                   --                   --
                29                  14                    5                   12                   17                   23
-----------------------------------------------------------------------------------------------------------------------------
             5,888               1,508                  352                  288                2,399                1,986
-----------------------------------------------------------------------------------------------------------------------------
          $224,589            $104,862              $39,024             $104,573             $141,127             $208,807
-----------------------------------------------------------------------------------------------------------------------------


          $225,127            $102,442              $38,425             $103,555             $139,491             $204,897

                66                  53                   (1)                  (4)                  (2)                 118
              (326)                117                   26                  (20)                  62                   67
              (278)              2,250                  574                1,042                1,576                3,725
-----------------------------------------------------------------------------------------------------------------------------
          $224,589            $104,862              $39,024             $104,573             $141,127             $208,807
-----------------------------------------------------------------------------------------------------------------------------

             $9.93              $10.45                $9.97               $10.07               $10.28               $10.19
   ($224,588,871 /      ($72,284,219 /       ($39,023,661 /      ($104,572,557 /      ($141,127,192 /      ($208,807,110 /
 22,614,342 shares)   6,914,828 shares)    3,913,616 shares)   10,389,586 shares)   13,723,768 shares)   20,497,954 shares)
-----------------------------------------------------------------------------------------------------------------------------

               N/A              $10.45                  N/A                  N/A                  N/A                  N/A
                        ($32,577,667 /
                      3,116,245 shares)
-----------------------------------------------------------------------------------------------------------------------------

               N/A                 N/A                  N/A                  N/A                  N/A                  N/A


-----------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007                 71

Statements of Operations ($ Thousands)



For the six month period ended February 28, 2007 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                INSTITUTIONAL         MASSACHUSETTS           INTERMEDIATE
                                               TAX FREE              TAX FREE              TAX FREE               TAX FREE
                                                   FUND                  FUND                  FUND                   FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest Income                                 $12,200               $21,239                $1,645                $22,267
Dividends from Affiliated Registered
  Investment Companies*                              --                    --                    --                      3
------------------------------------------------------------------------------------------------------------------------------------
Total Investment Income                          12,200                21,239                 1,645                 22,270
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Administration Fees                               1,210                 2,115                   105                  1,278
Shareholder Servicing Fees - Class A                840                 1,093                    --                  1,331
Shareholder Servicing Fees - Class B(1)              --                   419                   138                     --
Shareholder Servicing Fees - Class C(1)              --                    54                    --                     --
Investment Advisory Fees                            126                   220                    17                  1,757
Trustees' Fees                                       12                    21                     1                     20
Printing Fees                                        32                    55                     4                     51
Professional Fees                                    27                    47                     3                     44
Registration Fees                                    16                    26                     2                     21
Custodian/Wire Agent Fees                            18                    32                     1                     27
Pricing Fees                                          5                     7                     1                     49
Insurance Fees                                        5                     9                     1                      7
Other Expenses                                       15                    28                     2                     19
------------------------------------------------------------------------------------------------------------------------------------
Total Expenses                                    2,306                 4,126                   275                  4,604
------------------------------------------------------------------------------------------------------------------------------------
Less, Waiver of:
Administration Fees                                  --                  (606)                  (23)                   (78)
Shareholder Servicing Fees - Class A               (788)               (1,093)                   --                 (1,083)
Shareholder Servicing Fees - Class B                 --                    --                    --                     --
Investment Advisory Fees                             --                    --                    --                   (248)
Fees Paid Indirectly**                               (3)                   (7)                   --                     --
------------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                      1,515                 2,420                   252                  3,195
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                            10,685                18,819                 1,393                 19,075
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net Realized Gain (Loss) on Investments              --                   (21)                   --                  1,850
Net Change in Unrealized Appreciation
   on Investments                                    --                    --                    --                  3,674
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS                             $10,685               $18,798                $1,393                $24,599
------------------------------------------------------------------------------------------------------------------------------------
Amounts designated as "--" are $0 or have been rounded to $0.

*  See Note 3 in the notes to financial statements.
** See Note 2 in the notes to financial statements.
(1) Includes class specific Administrative and Shareholder Service Fees.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
72                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007



------------------------------------------------------------------------------------------------------------------------------------
                                         SHORT DURATION          PENNSYLVANIA         MASSACHUSETTS              NEW JERSEY
                                              MUNICIPAL             MUNICIPAL             MUNICIPAL               MUNICIPAL
                                                   FUND             BOND FUND             BOND FUND               BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest Income                                  $3,737                $2,419                  $764                  $1,864
Dividends from Affiliated Registered
  Investment Companies*                               1                     1                     1                       1
------------------------------------------------------------------------------------------------------------------------------------
Total Investment Income                           3,738                 2,420                   765                   1,865
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Administration Fees                                 247                   103                    45                     113
Shareholder Servicing Fees - Class A                257                    85                    47                     118
Shareholder Servicing Fees - Class B(1)              --                    54                    --                      --
Shareholder Servicing Fees - Class C(1)              --                    --                    --                      --
Investment Advisory Fees                            339                   181                    62                     156
Trustees' Fees                                        4                     2                     1                       2
Printing Fees                                        10                     5                     2                       4
Professional Fees                                     9                     5                     1                       4
Registration Fees                                     3                     2                    --                       2
Custodian/Wire Agent Fees                             5                     3                     1                       2
Pricing Fees                                          9                     5                     2                       4
Insurance Fees                                        1                     1                    --                       1
Other Expenses                                        4                     2                    --                       2
------------------------------------------------------------------------------------------------------------------------------------
Total Expenses                                      888                   448                   161                     408
------------------------------------------------------------------------------------------------------------------------------------
Less, Waiver of:
Administration Fees                                 (14)                  (60)                   (3)                     (6)
Shareholder Servicing Fees - Class A               (195)                  (45)                  (35)                   (109)
Shareholder Servicing Fees - Class B                 --                   (14)                   --                      --
Investment Advisory Fees                            (62)                  (40)                  (11)                     (9)
Fees Paid Indirectly**                               --                    --                    --                      --
------------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                        617                   289                   112                     284
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                             3,121                 2,131                   653                   1,581
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net Realized Gain (Loss) on Investments            (124)                  212                    27                     119
Net Change in Unrealized Appreciation
   on Investments                                   222                    38                   110                      80
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS                              $3,219                $2,381                  $790                  $1,780
------------------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                                               NEW YORK            CALIFORNIA
                                              MUNICIPAL             MUNICIPAL
                                              BOND FUND             BOND FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest Income                                  $2,690                $4,014
Dividends from Affiliated Registered
  Investment Companies*                               1                     1
--------------------------------------------------------------------------------
Total Investment Income                           2,691                 4,015
--------------------------------------------------------------------------------
EXPENSES:
Administration Fees                                 162                   239
Shareholder Servicing Fees - Class A                169                   249
Shareholder Servicing Fees - Class B(1)              --                    --
Shareholder Servicing Fees - Class C(1)              --                    --
Investment Advisory Fees                            223                   329
Trustees' Fees                                        3                     4
Printing Fees                                         6                    10
Professional Fees                                     6                     8
Registration Fees                                     2                     4
Custodian/Wire Agent Fees                             3                     5
Pricing Fees                                          6                     9
Insurance Fees                                        1                     2
Other Expenses                                        2                     4
--------------------------------------------------------------------------------
Total Expenses                                      583                   863
--------------------------------------------------------------------------------
Less, Waiver of:
Administration Fees                                  (9)                  (16)
Shareholder Servicing Fees - Class A               (128)                 (229)
Shareholder Servicing Fees - Class B                 --                    --
Investment Advisory Fees                            (41)                  (20)
Fees Paid Indirectly**                               --                    --
--------------------------------------------------------------------------------
Net Expenses                                        405                   598
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                             2,286                 3,417
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net Realized Gain (Loss) on Investments              74                    82
Net Change in Unrealized Appreciation
   on Investments                                   243                   210
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS                              $2,603                $3,709
--------------------------------------------------------------------------------






--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007                 73

Statements of Changes in Net Assets ($ Thousands)


For the six month period ended February 28, 2007 (Unaudited) and the year ended
August 31, 2006
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               INSTITUTIONAL
                                                                               TAX FREE FUND                   TAX FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                     09/01/06 to        09/01/05 to     09/01/06 to     09/01/05 to
                                                                        02/28/07           08/31/06        02/28/07        08/31/06
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net Investment Income                                             $      10,685        $    18,649   $      18,819   $      32,224
 Net Realized Gain (Loss) on Investments                                      --                 11             (21)             49
 Net Change in Unrealized Appreciation (Depreciation)
  on Investments                                                              --                 --              --              --
------------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                      10,685             18,660          18,798          32,273
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 NET INVESTMENT INCOME
 Class A                                                                 (10,673)           (18,649)        (14,352)        (24,322)
 Class B                                                                      --                 --          (4,159)         (7,300)
 Class C                                                                      --                 --            (305)           (596)

NET REALIZED GAINS
 Class A                                                                      --                 --              --              --
------------------------------------------------------------------------------------------------------------------------------------
 Total Dividends and Distributions                                       (10,673)           (18,649)        (18,816)        (32,218)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
 CLASS A:
 Proceeds from Shares Issued                                           2,348,832          4,657,863       2,093,957       4,872,557
 Reinvestment of Dividends & Distributions                                 7,232             12,023           4,200           8,088
 Cost of Shares Redeemed                                              (2,381,374)        (4,735,070)     (1,930,402)     (4,907,381)
------------------------------------------------------------------------------------------------------------------------------------
 Increase (Decrease) in Net Assets from Class A Transactions             (25,310)           (65,184)        167,755         (26,736)
------------------------------------------------------------------------------------------------------------------------------------
 CLASS B:
 Proceeds from Shares Issued                                                  --                 --         530,614       1,146,940
 Reinvestment of Dividends & Distributions                                    --                 --           2,577           4,289
 Cost of Shares Redeemed                                                      --                 --        (555,398)     (1,127,124)
------------------------------------------------------------------------------------------------------------------------------------
 Increase (Decrease) in Net Assets from Class B Transactions                  --                 --         (22,207)         24,105
------------------------------------------------------------------------------------------------------------------------------------
 CLASS C:
 Proceeds from Shares Issued                                                  --                 --          89,843         278,438
 Reinvestment of Dividends & Distributions                                    --                 --              14              --
 Cost of Shares Redeemed                                                      --                 --         (90,536)       (286,791)
------------------------------------------------------------------------------------------------------------------------------------
 Increase (Decrease) in Net Assets from Class C Transactions                  --                 --            (679)         (8,353)
------------------------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Net Assets from Capital Shares Transactions  (25,310)           (65,184)        144,869         (10,984)
------------------------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Net Assets                                   (25,298)           (65,173)        144,851         (10,929)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
 BEGINNING OF PERIOD                                                     667,587            732,760       1,105,720       1,116,649
------------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                      $    642,289       $    667,587     $ 1,250,571     $ 1,105,720
====================================================================================================================================
 Undistributed Net Investment Income/
  (Distributions in Excess of Net Investment Income)                $         12       $        --      $        --     $        (3)
====================================================================================================================================

(1) For Capital Share Transactions, see Note 9 in the notes to the financial statements.
Amounts designated as "--" are $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.







--------------------------------------------------------------------------------
74                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007




------------------------------------------------------------------------------------------------------------------------------------

                                                                               MASSACHUSETTS                  INTERMEDIATE-TERM
                                                                               TAX FREE FUND                   MUNICIPAL FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                     09/01/06 to        09/01/05 to     09/01/06 to     09/01/05 to
                                                                        02/28/07           08/31/06        02/28/07        08/31/06
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net Investment Income                                               $     1,393         $    2,022    $     19,075     $    34,884
 Net Realized Gain (Loss) on Investments                                      --                  3           1,850          (3,305)
 Net Change in Unrealized Appreciation (Depreciation)
  on Investments                                                              --                 --           3,674          (8,684)
------------------------------------------------------------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations                      1,393              2,025          24,599          22,895
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 NET INVESTMENT INCOME
 Class A                                                                      --                 --         (19,072)        (34,769)
 Class B                                                                  (1,392)            (2,026)             --              --
 Class C                                                                      --                 --            (305)           (596)

NET REALIZED GAINS
 Class A                                                                      --                 --              --          (2,459)
------------------------------------------------------------------------------------------------------------------------------------
 Total Dividends and Distributions                                        (1,392)            (2,026)        (19,072)        (37,228)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
 CLASS A:
 Proceeds from Shares Issued                                                 --                  --         169,506         340,294
 Reinvestment of Dividends & Distributions                                   --                  --          17,401          34,035
 Cost of Shares Redeemed                                                     --                  --        (138,688)       (287,230)
------------------------------------------------------------------------------------------------------------------------------------
 Increase (Decrease) in Net Assets from Class A Transactions                 --                  --          48,219          87,099
------------------------------------------------------------------------------------------------------------------------------------
 CLASS B:
 Proceeds from Shares Issued                                             280,754            540,401              --              --
 Reinvestment of Dividends & Distributions                                    96                108              --              --
 Cost of Shares Redeemed                                                (287,538)          (523,829)             --              --
------------------------------------------------------------------------------------------------------------------------------------
 Increase (Decrease) in Net Assets from Class B Transactions              (6,688)            16,680              --              --
------------------------------------------------------------------------------------------------------------------------------------
 CLASS C:
 Proceeds from Shares Issued                                                  --                 --              --              --
 Reinvestment of Dividends & Distributions                                    --                 --              --              --
 Cost of Shares Redeemed                                                      --                 --              --              --
------------------------------------------------------------------------------------------------------------------------------------
 Increase (Decrease) in Net Assets from Class C Transactions                  --                 --              --              --
------------------------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Net Assets from Capital Shares Transactions   (6,688)            16,680          48,219          87,099
------------------------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Net Assets                                    (6,687)            16,679          53,746          72,766
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
 BEGINNING OF PERIOD                                                     104,205             87,526       1,046,278         973,512
------------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                         $  97,518          $ 104,205      $1,100,024      $1,046,278
====================================================================================================================================
 Undistributed Net Investment Income/
  (Distributions in Excess of Net Investment Income)                   $      --          $      (1)     $      279      $      276
====================================================================================================================================








-------------------------------------------------------------------------------------------------------------------

                                                                              SHORT DURATION
                                                                              MUNICIPAL FUND
-------------------------------------------------------------------------------------------------------------------
                                                                     09/01/06 to      09/01/05 to
                                                                        02/28/07         08/31/06
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net Investment Income                                               $     3,121         $ 4,336
 Net Realized Gain (Loss) on Investments                                    (124)           (113)
 Net Change in Unrealized Appreciation (Depreciation)
  on Investments                                                             222              (9)
-------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                       3,219           4,214
-------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 NET INVESTMENT INCOME
 Class A                                                                  (3,056)         (4,408)
 Class B                                                                      --              --
 Class C                                                                      --              --

NET REALIZED GAINS
 Class A                                                                      --              --
-------------------------------------------------------------------------------------------------------------------
 Total Dividends and Distributions                                        (3,056)          (4,408)
-------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
 CLASS A:
 Proceeds from Shares Issued                                              69,709          156,753
 Reinvestment of Dividends & Distributions                                 2,869            4,185
 Cost of Shares Redeemed                                                 (57,741)         (77,082)
-------------------------------------------------------------------------------------------------------------------
 Increase (Decrease) in Net Assets from Class A Transactions              14,837           83,856
-------------------------------------------------------------------------------------------------------------------
 CLASS B:
 Proceeds from Shares Issued                                                  --               --
 Reinvestment of Dividends & Distributions                                    --               --
 Cost of Shares Redeemed                                                      --               --
-------------------------------------------------------------------------------------------------------------------
 Increase (Decrease) in Net Assets from Class B Transactions                  --               --
-------------------------------------------------------------------------------------------------------------------
 CLASS C:
 Proceeds from Shares Issued                                                  --               --
 Reinvestment of Dividends & Distributions                                    --               --
 Cost of Shares Redeemed                                                      --               --
-------------------------------------------------------------------------------------------------------------------
 Increase (Decrease) in Net Assets from Class C Transactions                  --               --
-------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Net Assets from Capital Shares Transactions   14,837           83,856
-------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Net Assets                                    15,000           83,662
-------------------------------------------------------------------------------------------------------------------
NET ASSETS:
 BEGINNING OF PERIOD                                                     209,589          125,927
-------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                          $224,589         $209,589
===================================================================================================================
 Undistributed Net Investment Income/
  (Distributions in Excess of Net Investment Income)                    $     66         $      1
===================================================================================================================






--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007                 75





Statements of Changes in Net Assets ($ Thousands)



For the six month period ended February 28, 2007 (Unaudited) and the year ended
August 31, 2006
------------------------------------------------------------------------------------------------------------------------------------
                                                                             PENNSYLVANIA                      MASSACHUSETTS
                                                                         MUNICIPAL BOND FUND                 MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                     09/01/06 to     09/01/05 to      09/01/06 to     09/01/05 to
                                                                        02/28/07        08/31/06         02/28/07        08/31/06
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net Investment Income                                                $    2,131      $    4,146        $     653        $  1,330
 Net Realized Gain (Loss) on Investments                                     212             (93)              27              41
 Net Change in Unrealized Appreciation (Depreciation) on Investments          38          (1,550)             110            (671)
------------------------------------------------------------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations                      2,381           2,503              790             700
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 NET INVESTMENT INCOME
 Class A                                                                    (757)         (1,750)            (655)         (1,330)
 Class B                                                                  (1,379)         (2,384)              --              --

 NET REALIZED GAINS
 Class A                                                                      --             (86)             (32)           (291)
 Class B                                                                      --            (116)              --              --
------------------------------------------------------------------------------------------------------------------------------------
 Total Dividends and Distributions                                        (2,136)         (4,336)            (687)         (1,621)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
 CLASS A:
 Proceeds from Shares Issued                                              12,436          20,454            4,498           8,952
 Reinvestment of Dividends & Distributions                                 1,315           2,375              662           1,562
 Cost of Shares Redeemed                                                  (6,198)        (12,451)          (3,507)        (11,629)
------------------------------------------------------------------------------------------------------------------------------------
 Increase (Decrease) in Net Assets from Class A Transactions               7,553          10,378            1,653          (1,115)
------------------------------------------------------------------------------------------------------------------------------------
 CLASS B:
 Proceeds from Shares Issued                                               2,459           6,744               --             --
 Reinvestment of Dividends & Distributions                                   127             459               --             --
 Cost of Shares Redeemed                                                 (12,874)         (6,708)              --             --
------------------------------------------------------------------------------------------------------------------------------------
 Increase (Decrease) in Net Assets from Class B Transactions             (10,288)            495               --             --
------------------------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Net Assets from Capital
 Shares Transactions                                                      (2,735)         10,873            1,653          (1,115)
------------------------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Net Assets                                    (2,490)          9,040            1,756          (2,036)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
 BEGINNING OF YEAR                                                       107,352          98,312           37,268          39,304
------------------------------------------------------------------------------------------------------------------------------------
 END OF YEAR                                                            $104,862        $107,352          $39,024         $37,268
====================================================================================================================================
 Undistributed Net Investment Income                                    $     53        $     58          $    (1)        $     1
====================================================================================================================================
(1) For Capital Share Transactions, see Note 9 in the notes to the financial statements.
Amounts designated as "--" are $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
76                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007



------------------------------------------------------------------------------------------------------------------------------------
                                                                                NEW JERSEY                       NEW YORK
                                                                            MUNICIPAL BOND FUND             MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                     09/01/06 to     09/01/05 to     09/01/06 to      09/01/05 to
                                                                        02/28/07        08/31/06        02/28/07         08/31/06
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net Investment Income                                                   $ 1,581       $   2,806          $ 2,286        $  4,003
 Net Realized Gain (Loss) on Investments                                     119             (24)              74              43
 Net Change in Unrealized Appreciation (Depreciation) on Investments          80          (1,123)             243          (1,347)
------------------------------------------------------------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations                      1,780           1,659            2,603           2,699
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 NET INVESTMENT INCOME
 Class A                                                                  (1,588)         (2,809)          (2,293)         (4,003)
 Class B                                                                      --              --               --              --

NET REALIZED GAINS
 Class A                                                                     (25)             --              (43)           (391)
 Class B                                                                      --              --               --              --
------------------------------------------------------------------------------------------------------------------------------------
 Total Dividends and Distributions                                        (1,613)         (2,809)          (2,336)         (4,394)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
 CLASS A:
 Proceeds from Shares Issued                                              21,859          31,472           15,028          48,086
 Reinvestment of Dividends & Distributions                                 1,532           2,690            2,232           4,185
 Cost of Shares Redeemed                                                  (6,198)        (12,451)          (3,507)        (11,629)
------------------------------------------------------------------------------------------------------------------------------------
 Increase (Decrease) in Net Assets from Class A Transactions              13,879          15,893            7,771          31,939
------------------------------------------------------------------------------------------------------------------------------------
 CLASS B:
 Proceeds from Shares Issued                                                  --              --               --             --
 Reinvestment of Dividends & Distributions                                    --              --               --             --
 Cost of Shares Redeemed                                                      --              --               --             --
------------------------------------------------------------------------------------------------------------------------------------
 Increase (Decrease) in Net Assets from Class B Transactions                  --              --               --             --
------------------------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Net Assets from Capital
 Shares Transactions                                                      13,879          15,893            7,771          31,939
------------------------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Net Assets                                    14,046          14,743            8,038          30,244
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
 BEGINNING OF YEAR                                                        90,527          75,784          133,089         102,845
------------------------------------------------------------------------------------------------------------------------------------
 END OF YEAR                                                            $104,573        $ 90,527         $141,127        $133,089
====================================================================================================================================
 Undistributed Net Investment Income                                    $     (4)       $      3         $     (2)       $      5
====================================================================================================================================







-----------------------------------------------------------------------------------------------------------------
                                                                               CALIFORNIA
                                                                           MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------
                                                                     09/01/06 to      09/01/05 to
                                                                        02/28/07         08/31/06
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net Investment Income                                                  $  3,417         $ 6,651
 Net Realized Gain (Loss) on Investments                                      82             450
 Net Change in Unrealized Appreciation (Depreciation) on Investments         210          (3,333)
-----------------------------------------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations                      3,709           3,768
-----------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 NET INVESTMENT INCOME
 Class A                                                                  (3,416)         (6,612)
 Class B                                                                      --              --

NET REALIZED GAINS
 Class A                                                                    (104)           (531)
 Class B                                                                      --              --
-----------------------------------------------------------------------------------------------------------------
 Total Dividends and Distributions                                        (3,520)         (7,143)
-----------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
 CLASS A:
 Proceeds from Shares Issued                                              28,518          68,819
 Reinvestment of Dividends & Distributions                                 3,272           6,606
 Cost of Shares Redeemed                                                 (19,274)        (62,489)
-----------------------------------------------------------------------------------------------------------------
 Increase (Decrease) in Net Assets from Class A Transactions              12,516          12,936
-----------------------------------------------------------------------------------------------------------------
 CLASS B:
 Proceeds from Shares Issued                                                  --              --
 Reinvestment of Dividends & Distributions                                    --              --
 Cost of Shares Redeemed                                                      --              --
-----------------------------------------------------------------------------------------------------------------
 Increase (Decrease) in Net Assets from Class B Transactions                  --              --
-----------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Net Assets from Capital
 Shares Transactions                                                      12,516          12,936
-----------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Net Assets                                    12,705           9,561
-----------------------------------------------------------------------------------------------------------------
NET ASSETS:
 BEGINNING OF YEAR                                                       196,102         186,541
-----------------------------------------------------------------------------------------------------------------
 END OF YEAR                                                            $208,807        $196,102
=================================================================================================================
 Undistributed Net Investment Income                                    $    118        $    117
=================================================================================================================








--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007                 77

Financial Highlights


For the six month period ended February 28, 2007 (Unaudited) and the periods ended August 31,
For a Share Outstanding Throughout the Periods
------------------------------------------------------------------------------------------------------------------------------
                                               Net Realized
                                                        and
                  Net Asset                      Unrealized                     Dividends     Distributions             Total
                     Value,            Net            Gains          Total       from Net          from Net         Dividends
                  Beginning     Investment      (Losses) on           from     Investment          Realized               and
                  of Period         Income      Investments     Operations         Income             Gains     Distributions
------------------------------------------------------------------------------------------------------------------------------
 TAX FREE FUND
   Class A
   2007*              $1.00         $0.016**         $--**         $0.016        $(0.016)              $--           $(0.016)
   2006                1.00          0.027**          --**          0.027         (0.027)               --            (0.027)
   2005                1.00          0.016**          --**          0.016         (0.016)               --            (0.016)
   2004                1.00          0.007**          --**          0.007         (0.007)               --            (0.007)
   2003                1.00          0.009            --            0.009         (0.009)               --            (0.009)
   2002                1.00          0.013            --            0.013         (0.013)               --            (0.013)
INSTITUTIONAL TAX FREE FUND
   CLASS A
   2007*              $1.00         $0.016**         $--**         $0.016        $(0.016)              $--           $(0.016)
   2006                1.00          0.029**          --**          0.029         (0.029)               --            (0.029)
   2005                1.00          0.017**          --**          0.017         (0.017)               --            (0.017)
   2004                1.00          0.008**          --**          0.008         (0.008)               --            (0.008)
   2003                1.00          0.010            --            0.010         (0.010)               --            (0.010)
   2002                1.00          0.015            --            0.015         (0.015)               --            (0.015)
   CLASS B
   2007*              $1.00         $0.015**         $--**         $0.015        $(0.015)              $--           $(0.015)
   2006                1.00          0.026**          --**          0.026         (0.026)               --            (0.026)
   2005                1.00          0.014**          --**          0.014         (0.014)               --            (0.014)
   2004                1.00          0.005**          --**          0.005         (0.005)               --            (0.005)
   2003                1.00          0.007            --            0.007         (0.007)               --            (0.007)
   2002                1.00          0.012            --            0.012         (0.012)               --            (0.012)
   CLASS C
   2007*              $1.00         $0.014**         $--**         $0.014        $(0.014)              $--           $(0.014)
   2006                1.00          0.024**          --**          0.024         (0.024)               --            (0.024)
   2005                1.00          0.012**          --**          0.012         (0.012)               --            (0.012)
   2004                1.00          0.003**          --**          0.003         (0.003)               --            (0.003)
   2003                1.00          0.005            --            0.005         (0.005)               --            (0.005)
   2002                1.00          0.010            --            0.010         (0.010)               --            (0.010)
MASSACHUSETTS TAX FREE MONEY MARKET FUND
   Class B
   2007*              $1.00         $0.015**         $--**         $0.015        $(0.015)              $--           $(0.015)
   2006                1.00          0.026**          --**          0.026         (0.026)               --            (0.026)
   2005                1.00          0.014**          --**          0.014         (0.014)               --            (0.014)
   2004                1.00          0.005**          --**          0.005         (0.005)               --            (0.005)
   2003                1.00          0.007            --            0.007         (0.007)               --            (0.007)
   2002                1.00          0.011            --            0.011         (0.011)               --            (0.011)



-------------------------------------------------------------------------------------------------------------
                                                                             Ratio of
                                                                             Expenses
                                                                           to Average
                                                                            Net Assets       Ratio of Net
                                                              Ratio of      (Excluding         Investment
                Net Asset                    Net Assets       Expenses       Fees Paid             Income
               Value, End       Total     End of Period     to Average  Indirectly and         to Average
                of Period     Return+     ($ Thousands)     Net Assets        Waivers)         Net Assets
-------------------------------------------------------------------------------------------------------------
 TAX FREE FUND
   Class A
   2007*            $1.00        1.58%       $  642,289           0.45%          0.69%               3.18%
   2006              1.00        2.76           667,587           0.45           0.69                2.72
   2005              1.00        1.58           732,760           0.45           0.68                1.58
   2004              1.00        0.65           782,314           0.45           0.68                0.66
   2003              1.00        0.86           884,503           0.45           0.68                0.84
   2002              1.00        1.35           851,683           0.45           0.69                1.33
INSTITUTIONAL TAX FREE FUND
   CLASS A
   2007*            $1.00        1.64%       $  954,489           0.33%          0.68%               3.28%
   2006              1.00        2.90           786,745           0.33           0.69                2.85
   2005              1.00        1.72           813,440           0.33           0.68                1.70
   2004              1.00        0.79           862,511           0.33           0.68                0.78
   2003              1.00        1.01         1,112,175           0.33           0.67                1.00
   2002              1.00        1.51         1,074,583           0.33           0.69                1.49
   CLASS B
   2007*            $1.00        1.49%       $  275,224           0.63%          0.73%               2.98%
   2006              1.00        2.59           297,434           0.63           0.74                2.55
   2005              1.00        1.41           273,316           0.63           0.73                1.41
   2004              1.00        0.49           239,435           0.63           0.73                0.49
   2003              1.00        0.70           251,836           0.63           0.72                0.71
   2002              1.00        1.21           272,222           0.63           0.74                1.17
   CLASS C
   2007*            $1.00        1.39%       $   20,858           0.83%          0.94%               2.78%
   2006              1.00        2.38            21,541           0.83           0.94                2.37
   2005              1.00        1.21            29,893           0.83           0.93                1.22
   2004              1.00        0.29            29,157           0.83           0.93                0.29
   2003              1.00        0.50            37,052           0.83           0.92                0.52
   2002              1.00        1.00            47,939           0.83           0.94                0.98
MASSACHUSETTS TAX FREE MONEY MARKET FUND
   Class B
   2007*            $1.00        1.52%       $   97,518           0.55%          0.60%               3.04%
   2006              1.00        2.65           104,205           0.55           0.62                2.59
   2005              1.00        1.45            87,526           0.55           0.60                1.47
   2004              1.00        0.51            56,648           0.55           0.59                0.51
   2003              1.00        0.69            65,815           0.55           0.60                0.69
   2002              1.00        1.06            79,618           0.55           0.61                1.05







--------------------------------------------------------------------------------
78                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007

------------------------------------------------------------------------------------------------------------------------------
                                               Net Realized
                                                        and
                  Net Asset                      Unrealized                     Dividends     Distributions             Total
                     Value,            Net            Gains          Total       from Net          from Net         Dividends
                  Beginning     Investment      (Losses) on           from     Investment          Realized               and
                  of Period         Income      Investments     Operations         Income             Gains     Distributions
------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM MUNICIPAL FUND
   CLASS A
   2007*             $10.81          $0.19**         $ 0.06**        $0.25         $(0.19)          $    --            $(0.19)
   2006               10.98           0.37**          (0.14)**        0.23          (0.37)            (0.03)            (0.40)
   2005               11.12           0.37**          (0.11)**        0.26          (0.37)            (0.03)            (0.40)
   2004               11.10           0.37**           0.21**         0.58          (0.37)            (0.19)            (0.56)
   2003               11.46           0.40            (0.14)          0.26          (0.40)            (0.22)            (0.62)
   2002               11.29           0.44             0.23           0.67          (0.44)            (0.06)            (0.50)
SHORT DURATION MUNICIPAL FUND
   CLASS A
   2007*             $ 9.92          $0.15**         $ 0.01**        $0.16         $(0.15)          $    --            $(0.15)
   2006                9.94           0.25**          (0.02)**        0.23          (0.25)               --             (0.25)
   2005               10.02           0.16**          (0.08)**        0.08          (0.16)               --             (0.16)
   2004 (1)           10.00           0.10**             --**         0.10          (0.08)               --             (0.08)
PENNSYLVANIA MUNICIPAL BOND FUND
   CLASS A
   2007*             $10.43          $0.21**         $ 0.02**        $0.23         $(0.21)          $    --            $(0.21)
   2006               10.63           0.42**          (0.18)**        0.24          (0.42)            (0.02)            (0.44)
   2005               10.85           0.42**          (0.12)**        0.30          (0.42)            (0.10)            (0.52)
   2004               10.84           0.44**           0.11**         0.55          (0.44)            (0.10)            (0.54)
   2003               10.95           0.48            (0.10)          0.38          (0.48)            (0.01)            (0.49)
   2002               10.73           0.47             0.22           0.69          (0.47)               --             (0.47)
   CLASS B
   2007*             $10.43          $0.22**         $ 0.02**        $0.24         $(0.22)          $    --            $(0.22)
   2006               10.63           0.43**          (0.18)**        0.25          (0.43)            (0.02)            (0.45)
   2005               10.85           0.43**          (0.12)**        0.31          (0.43)            (0.10)            (0.53)
   2004               10.84           0.45**           0.11**         0.56          (0.45)            (0.10)            (0.55)
   2003               10.95           0.49            (0.10)          0.39          (0.49)            (0.01)            (0.50)
   2002               10.73           0.48             0.22           0.70          (0.48)               --             (0.48)
MASSACHUSETTS MUNICIPAL BOND FUND
   CLASS A
   2007*             $ 9.94          $0.17**         $ 0.04**        $0.21         $(0.17)           $(0.01)           $(0.18)
   2006               10.18           0.35**          (0.16)**        0.19          (0.35)            (0.08)            (0.43)
   2005               10.32           0.35**          (0.08)**        0.27          (0.35)            (0.06)            (0.41)
   2004               10.24           0.34**           0.25**         0.59          (0.34)            (0.17)            (0.51)
   2003               10.56           0.36            (0.11)          0.25          (0.36)            (0.21)            (0.57)
   2002               10.34           0.40             0.23           0.63          (0.40)            (0.01)            (0.41)

--------------------------------------------------------------------------------------------------------------------
                                                                             Ratio of
                                                                             Expenses     Ratio of Net
                                                              Ratio of     to Average       Investment
                Net Asset                    Net Assets       Expenses     Net Assets           Income     Portfolio
               Value, End       Total     End of Period     to Average     (Excluding       to Average      Turnover
                of Period     Return+     ($ Thousands)     Net Assets       Waivers)       Net Assets         Rate+
--------------------------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM MUNICIPAL FUND
   CLASS A
   2007*           $10.87        2.35%       $1,100,024           0.60%          0.86%            3.58%        18.88%
   2006             10.81        2.18         1,046,278           0.60           0.86             3.48         33.80
   2005             10.98        2.39           973,512           0.60           0.87             3.33         26.71
   2004             11.12        5.33           920,190           0.60           0.86             3.31         34.62
   2003             11.10        2.31           824,103           0.60           0.87             3.53         41.87
   2002             11.46        6.10           947,495           0.60           0.87             3.88         27.15
SHORT DURATION MUNICIPAL FUND
   CLASS A
   2007*           $ 9.93        1.59%       $  224,589           0.60%          0.86%            3.04%        15.48%
   2006              9.92        2.33           209,589           0.60           0.86             2.50         27.80
   2005              9.94        0.83           125,927           0.60           0.86             1.71         17.74
   2004 (1)         10.02        0.96            67,979           0.60           0.88             1.31          8.39
PENNSYLVANIA MUNICIPAL BOND FUND
   CLASS A
   2007*           $10.45        2.24%       $   72,284           0.60%          0.85%            4.08%        13.87%
   2006             10.43        2.31            64,573           0.60           0.84             4.00          6.93
   2005             10.63        2.88            55,224           0.60           0.85             3.92         12.28
   2004             10.85        5.12            57,809           0.60           0.84             4.00         12.00
   2003             10.84        3.48            56,268           0.60           0.85             4.35         19.73
   2002             10.95        6.62            65,380           0.60           0.85             4.39         29.86
   CLASS B
   2007*           $10.45        2.30%       $   32,578           0.48%          0.90%            4.19%        13.87%
   2006             10.43        2.43            42,779           0.48           0.89             4.12          6.93
   2005             10.63        3.00            43,088           0.48           0.89             4.04         12.28
   2004             10.85        5.25            50,888           0.48           0.89             4.12         12.00
   2003             10.84        3.60            61,992           0.48           0.90             4.47         19.73
   2002             10.95        6.75            68,630           0.48           0.90             4.51         29.86
MASSACHUSETTS MUNICIPAL BOND FUND
   CLASS A
   2007*           $ 9.97        2.14%       $   39,024           0.60%          0.87%            3.50%         7.97%
   2006              9.94        1.96            37,268           0.60           0.86             3.53         13.50
   2005             10.18        2.69            39,304           0.60           0.86             3.44         23.03
   2004             10.32        5.91            41,249           0.60           0.86             3.35         33.60
   2003             10.24        2.44            39,899           0.60           0.87             3.48         41.20
   2002             10.56        6.25            41,688           0.60           0.87             3.84         33.27

* For the six month period ended February 28, 2007. All ratios for the period have been annualized.
**  Per share calculations were performed using average shares.
+ Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1) The Short Duration Municipal Fund commenced operations on November 13, 2003. All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007                 79

Financial Highlights


For the six month period ended February 28, 2007 (Unaudited) and the periods ended August 31,
For a Share Outstanding Throughout the Periods
------------------------------------------------------------------------------------------------------------------------------
                                               Net Realized
                                                        and
                  Net Asset                      Unrealized                     Dividends     Distributions             Total
                     Value,            Net            Gains          Total       from Net          from Net         Dividends
                  Beginning     Investment      (Losses) on           from     Investment          Realized               and
                  of Period         Income      Investments     Operations         Income             Gains     Distributions
------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY MUNICIPAL BOND FUND
   CLASS A
   2007*             $10.05          $0.17**         $ 0.02**        $0.19         $(0.17)           $   --(1)         $(0.17)
   2006               10.21           0.34**          (0.16)**        0.18          (0.34)               --             (0.34)
   2005               10.33           0.33**          (0.12)**        0.21          (0.33)               --(1)          (0.33)
   2004               10.32           0.32**           0.18**         0.50          (0.32)            (0.17)            (0.49)
   2003               10.60           0.35            (0.13)          0.22          (0.35)            (0.15)            (0.50)
   2002               10.40           0.38             0.22           0.60          (0.38)            (0.02)            (0.40)
NEW YORK MUNICIPAL BOND FUND
   CLASS A
   2007*             $10.26          $0.17**         $ 0.02**        $0.19         $(0.17)           $   --(1)         $(0.17)
   2006               10.44           0.35**          (0.14)**        0.21          (0.35)            (0.04)            (0.39)
   2005               10.64           0.34**          (0.14)**        0.20          (0.34)            (0.06)            (0.40)
   2004               10.47           0.35**           0.25**         0.60          (0.35)            (0.08)            (0.43)
   2003               10.67           0.36            (0.07)          0.29          (0.36)            (0.13)            (0.49)
   2002               10.50           0.39             0.19           0.58          (0.39)            (0.02)            (0.41)
CALIFORNIA MUNICIPAL BOND FUND
   CLASS A
   2007*             $10.18          $0.17**         $ 0.02**        $0.19         $(0.17)           $(0.01)           $(0.18)
   2006               10.36           0.35**          (0.15)**        0.20          (0.35)            (0.03)            (0.38)
   2005               10.45           0.35**          (0.07)**        0.28          (0.35)            (0.02)            (0.37)
   2004               10.34           0.34**           0.24**         0.58          (0.34)            (0.13)            (0.47)
   2003               10.72           0.36            (0.20)          0.16          (0.36)            (0.18)            (0.54)
   2002               10.67           0.41             0.16           0.57          (0.41)            (0.11)            (0.52)

--------------------------------------------------------------------------------------------------------------------
                                                                             Ratio of
                                                                             Expenses     Ratio of Net
                                                              Ratio of     to Average       Investment
                Net Asset                    Net Assets       Expenses     Net Assets           Income     Portfolio
               Value, End       Total     End of Period     to Average     (Excluding       to Average      Turnover
                of Period     Return+     ($ Thousands)     Net Assets       Waivers)       Net Assets         Rate+
--------------------------------------------------------------------------------------------------------------------
NEW JERSEY MUNICIPAL BOND FUND
   CLASS A
   2007*           $10.07        1.90%         $104,573           0.60%          0.86%            3.34%         7.38%
   2006             10.05        1.83            90,527           0.60           0.87             3.40         16.55
   2005             10.21        2.13            75,784           0.60           0.86             3.24         29.25
   2004             10.33        4.96            73,159           0.60           0.86             3.09         47.75
   2003             10.32        2.06            62,708           0.60           0.87             3.31         35.06
   2002             10.60        5.91            83,748           0.60           0.87             3.63         39.88
NEW YORK MUNICIPAL BOND FUND
   CLASS A
   2007*           $10.28        1.92%         $141,127           0.60%          0.86%            3.39%         4.41%
   2006             10.26        2.03           133,089           0.60           0.86             3.38         12.58
   2005             10.44        1.95           102,845           0.60           0.86             3.27         21.55
   2004             10.64        5.82            97,570           0.60           0.86             3.27         17.22
   2003             10.47        2.78            88,866           0.60           0.87             3.40         22.74
   2002             10.67        5.70            86,313           0.60           0.87             3.73         17.57
CALIFORNIA MUNICIPAL BOND FUND
   CLASS A
   2007*           $10.19        1.86%         $208,807           0.60%          0.87%            3.43%        11.04%
   2006             10.18        2.03           196,102           0.60           0.87             3.50         32.22
   2005             10.36        2.70           186,541           0.60           0.86             3.37         11.79
   2004             10.45        5.78           183,733           0.60           0.86             3.30         29.46
   2003             10.34        1.48           179,552           0.60           0.86             3.40         60.61
   2002             10.72        5.55           211,342           0.60           0.87             3.93         38.98

* For the six month period ended February 28, 2007. All ratios for the period have been annualized.
**  Per share calculations were performed using average shares.
+ Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1) Amount represents less than $0.01 per share.
Amounts designated as "--" are $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.












--------------------------------------------------------------------------------
80                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007

Notes to Financial Statements (Unaudited)
FEBRUARY 28, 2007

1. ORGANIZATION
SEI Tax Exempt Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with ten operational funds ("Funds"): the Tax Free, Institutional Tax Free, and Massachusetts Tax Free Money Market, (each a "Fund," collectively "the Money Market Funds"), the Intermediate-Term Municipal, Short Duration Municipal, Pennsylvania Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, and California Municipal Bond (each a "Fund," collectively "the Fixed Income Funds"). The Funds are registered to offer up to three classes of shares: Class A, Class B and Class C. The Trust`s prospectuses provide a description of each Fund's investment objectives, policies and strategies. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Investment securities of the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investment securities of the Fixed Income Funds listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.


Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of February 28, 2007, there were no fair valued securities in the Funds.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

DISCOUNT AND PREMIUM AMORTIZATION -- All amortization is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

COMPENSATING BALANCES -- Funds with cash overdrafts in excess of $100,000 are required to leave 112% in compensating balances with U.S. Bank, NA, the custodian of the Trust, on the following day. Funds with positive cash balances in excess of $100,000 are allowed to overdraw 90% of the balance with U.S. Bank NA on the following day.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007                 81

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)~





FEES PAID INDIRECTLY -- The Money Market Funds have an arrangement with their custodian bank whereby the Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Funds are charged a fee by their custodian when negative cash balances are maintained. These credits and debits are included under custodian/wire agent fees on the statement of operations, with the corresponding expense offset shown as "fees paid indirectly," if any.


3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION & TRANSFER AGENCY AGREEMENT -- SEI Investments Global Funds Services (the "Administrator"), formerly known as SEI Investments Fund Management, a wholly owned subsidiary of SEI Investments Company ("SEI"), provides administrative and transfer agent services to the Funds. For its services, the Administrator receives annual fees, based on the average daily net assets of the respective funds, as presented below:

        Tax Free Fund                             .36%
        Institutional Tax Free Fund               .36%
        Massachusetts Tax Free
          Money Market Fund                       .23%
        Intermediate-Term Municipal Fund          .24%
        Short Duration Municipal Fund             .24%
        Pennsylvania Municipal Bond Fund          .20%
        Massachusetts Municipal Bond Fund         .24%
        New Jersey Municipal Bond Fund            .24%
        New York Municipal Bond Fund              .24%
        California Municipal Bond Fund            .24%

However, the Administrator has voluntarily agreed to waive a portion or its entire fee, for various classes of shares in various funds, to limit total annual expenses to the following amounts (expressed as a percentage of the Funds' daily net assets). The Administrator has the right, at its sole discretion, to terminate these voluntary waivers at any time.

--------------------------------------------------------------------------------
                   Institutional   Massachusetts   Intermediate-       Short
              Tax            Tax        Tax Free            Term    Duration
Fund         Free           Free    Money Market       Municipal   Municipal
--------------------------------------------------------------------------------
Class A      .45%           .33%           .25%*             60%         60%
Class B        --           .63%           .55%               --          --
Class C        --           .83%           .75%*              --          --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          Pennsylvania   Massachusetts   New Jersey    New York   California
             Municipal       Municipal    Municipal   Municipal    Municipal
Fund              Bond            Bond         Bond        Bond         Bond
--------------------------------------------------------------------------------
Class A           .60%            .60%         .60%        .60%         .60%
Class B            48%             --           --           --          --
--------------------------------------------------------------------------------
*Class not currently operational.

DISTRIBUTION AGREEMENT -- SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust also has adopted plans under which firms (including the Distributor) that provide shareholder and administrative services may receive compensation thereof. Such plans provide fees payable to the Distributor equal to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund:

--------------------------------------------------------------------------------
                                              Shareholder     Administrative
                                                servicing            service
Fund                                                 fees              fees
--------------------------------------------------------------------------------
Tax Free -- Class A                                  .25%                --
Institutional Tax Free
  Class A                                            .25%                --
  Class B                                            .25%              .05%
  Class C                                            .25%              .25%
Massachusetts Tax Free
  Money Market
  Class A                                            .25%*               --*
  Class B                                            .25%               .05%
  Class C                                            .25%*              .25%*
Intermediate-Term Municipal
  Class A                                            .25%                --
Short Duration Municipal --
  Class A                                            .25%                --
Pennsylvania Municipal Bond
  Class A                                            .25%                --
  Class B                                            .25%              .05%
Massachusetts Municipal Bond
  Class A                                            .25%                --
New Jersey Municipal Bond
  Class A                                            .25%                --
New York Municipal Bond
  Class A                                            .25%                --
California Municipal Bond
  Class A                                            .25%                --

*Class not currently operational.

The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for Class A of each Fund and Class B of Pennsylvania Municipal Bond Fund since inception of the plan. This waiver is voluntary and can be terminated at any time.

INVESTMENT IN AFFILIATED REGISTERED INVESTMENT COMPANY -- Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the SEI money market funds do not exceed 25% of the investing Fund's total assets. Income received from such investments is listed under dividends from affiliated investment companies in the Statements of Operations.

Certain Officers and Trustees of the Trust are also Officers and/or Trustees of the Administrator or SEI Investments Management Corporation ("SIMC") (the "Adviser"), a wholly owned subsidiary of SEI Investments. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of Officers and affiliated Trustees.

--------------------------------------------------------------------------------
82                 SEI TAX EXEMPT TRUST / SEMI-ANNUAL REPORT / FEBRUARY 28, 2007

4. INVESTMENT ADVISORY AGREEMENTS

SIMC acts as the Investment Adviser to the Fixed Income Funds. For its services, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .35% for the Pennsylvania Municipal Bond Fund and .33% for the Intermediate-Term, Short Duration, Massachusetts, New Jersey, New York and California Municipal Bond Funds. The Adviser has agreed to voluntarily waive a portion of its fee to limit the Funds' total annual expenses. These waivers are voluntary and can be terminated at any time.

SIMC is also the Investment Adviser to the Money Market Funds. For its services, SIMC receives an annual fee equal to 0.05% for the first $500 million, 0.04% for the next $500 million, and 0.03% over $1 billion. The fee is calculated based on the combined assets of the Money Market Funds. The annual fee received by SIMC for these Money Market Funds is paid to the sub-advisors of these Funds in accordance with the sub-advisory agreements as described below. Accordingly, SIMC does not retain a fee for its services as Investment Adviser for these Funds.

Pursuant to the "manager of managers" structure, the Board of Trustees approved sub-advisory agreements for the Funds. Neuberger Berman Management Inc. ("NB") acts as the Sub-Adviser on behalf of the Money Market Funds and Short Duration Municipal Fund. Standish Mellon Asset Management ("SMAM") acts as Sub-Adviser for the Pennsylvania, New York and Massachusetts Municipal Bond Funds. SMAM and Delaware Investments ("DI") act as Sub-Advisers for the Intermediate-Term Municipal Fund. McDonnell Investment Management L.L.C. ("MIM") is the Sub-Adviser for the New Jersey and the California Municipal Bond Funds. Each Sub-Adviser is party to an investment sub-advisory agreement approved by the shareholders of each Fund with SIMC. SIMC is responsible for the supervision of, and payment of fees to NB, MIM, DI and SMAM in connection with their services to the Funds.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, for the six months ended February 28, 2007, were as follows:
--------------------------------------------------------------------------------
                Intermediate-Term  Short Duration  Pennsylvania  Massachusetts
                        Municipal       Municipal     Municipal      Municipal
                             Fund            Fund     Bond Fund      Bond Fund
                    ($ Thousands)   ($ Thousands) ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
Purchases.....           $241,957         $35,135       $13,777         $4,565
Sales.........            191,986          24,564        16,786          2,882

--------------------------------------------------------------------------------
                       New Jersey        New York    California
                        Municipal       Municipal     Municipal
                        Bond Fund       Bond Fund     Bond Fund
                    ($ Thousands)   ($ Thousands) ($ Thousands)
--------------------------------------------------------------------------------
Purchases.....            $19,708         $13,329       $33,697
Sales.........              6,893           5,741        21,795


6. CONCENTRATION OF CREDIT RISK

The Funds invest in debt instruments of municipal issuers. The issuers' abilities to meet their obligations may be affected by economic developments in a specific state or region.

The Trust invests in securities which include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds.

Many municipalities insure their obligations with insurance underwritten by insurance companies, which undertake to pay a holder, when due, the interest and principal amount of an obligation if the issuer defaults on its obligation. Although bond insurance reduces the risk of loss due to default by an issuer, there is no assurance that the insurance company will meet its obligations. Also, some of the securities have credit enhancements, such as letters of credit or guarantees issued by third party domestic or foreign banks or other institutions, that reduce the credit risk of the securities.

7. INVESTMENT RISKS

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

8. FEDERAL TAX INFORMATION

It is each Fund's intention to continue to qualify as a regulated investment company, under Sub-chapter M of the Internal Revenue Code, and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, the net investment income (loss) and net realized gain
(loss) on investment transactions for a reporting period may differ significantly from distributions during such periods. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007                 83

8. FEDERAL TAX INFORMATION (CONTINUED)

The tax character of dividends and distributions paid during the last two fiscal years were as follows:
--------------------------------------------------------------------------------
                        Tax-Exempt                      Long-term
                            Income  Ordinary Income  Capital Gain          Total
                     ($ Thousands)    ($ Thousands) ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
Tax Free Fund    2006      $18,649             $ --        $   --        $18,649
                 2005       12,473               --            --         12,473

Institutional
 Tax             2006       32,217                1            --         32,218
 Free Fund       2005       18,324               --            --         18,324

Massachusetts
  Tax Free
  Money Market   2006        2,026               --            --          2,026
  Fund           2005        1,026               --            --          1,026

Intermediate-Term
  Municipal      2006       34,746               31         2,451         37,228
  Fund           2005       31,399               92         2,760         34,251

Short Duration
  Municipal
  Fund           2006        4,408               --            --          4,408
                 2005        1,510               --            --          1,510

Pennsylvania
  Municipal      2006        4,134                1           201          4,336
  Bond Fund      2005        4,081                3         1,017          5,101

Massachusetts
  Municipal      2006        1,330               --           291          1,621
  Bond Fund      2005        1,351               --           235          1,586

New Jersey
  Municipal      2006        2,809               --            --          2,809
  Bond Fund      2005        2,390               --            27          2,417

New York
  Municipal      2006        4,003               --           391          4,394
  Bond Fund      2005        3,272               --           550          3,822

California
  Municipal      2006        6,586               26           531          7,143
  Bond Fund      2005        6,257                4           272          6,533





















--------------------------------------------------------------------------------
84                 SEI TAX EXEMPT TRUST / SEMI-ANNUAL REPORT / FEBRUARY 28, 2007

As of August 31, 2006, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Total
                                 Undistributed  Undistributed                                 Unrealized        Other     Earnings/
                                    Tax-Exempt      Long-Term  Capital Loss  Post-October  Appreciation/    Temporary  (Accumulated
                                        Income   Capital Gain Carryforwards        Losses (Depreciation)  Differences       Losses)
                                 ($ Thousands)  ($ Thousands) ($ Thousands) ($ Thousands)  ($ Thousands)($ Thousands) ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------
Tax Free Fund                             $ --          $  --          $(42)         $ --           $ --         $ --         $ (42)
Institutional Tax Free Fund                 --             --            (1)           --             --           (2)           (3)
Massachusetts Tax Free
  Money Market Fund                         --             --            --            --             --           (2)           (2)
Intermediate-Term Municipal Fund             5             --          (173)       (3,133)        11,579           --         8,278
Short Duration Municipal Fund                1             --           (93)         (109)          (500)          --          (701)
Pennsylvania Municipal Bond Fund            --             --            (6)          (89)         2,270           --         2,175
Massachusetts Municipal Bond Fund            1             32            --            --            463           --           496
New Jersey Municipal Bond Fund               2             --           (77)          (37)           963           --           851
New York Municipal Bond Fund                 2             32            --            --          1,335           --         1,369
California Municipal Bond Fund               3             88            --            --          3,630           --         3,721

Post-October losses represent losses realized on investment transactions from November 1, 2005 through August 31, 2006, that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

Each Fund's capital loss carryforwards will expire as follows:
-------------------------------------------------------------------------------------------------------------------------------


                                   Expires       Expires       Expires       Expires       Expires       Expires       Expires
                                      2014          2013          2012          2011          2010          2009          2008
                             ($ Thousands) ($ Thousands) ($ Thousands) ($ Thousands) ($ Thousands) ($ Thousands) ($ Thousands)
-------------------------------------------------------------------------------------------------------------------------------
Tax Free Fund                         $ --           $14           $--           $--           $ 1           $12           $15
Institutional Tax Free Fund             --             1            --            --            --            --            --
Intermediate-Term
  Municipal Fund                       173            --            --            --            --            --            --
Short Duration Municipal Fund           70            23            --            --            --            --            --
Pennsylvania Municipal
  Bond Fund                              6            --            --            --            --            --            --
New Jersey Municipal
  Bond Fund                             77            --            --            --            --            --            --

-------------------------------------------------------------
                                              Total Capital
                                                      Loss
                                   Expires    Carryforward
                                      2007         8/31/06
                             ($ Thousands)    ($ Thousands)
-------------------------------------------------------------
Tax Free Fund                          $--              $42
Institutional Tax Free Fund             --                1
Intermediate-Term
  Municipal Fund                        --              173
Short Duration Municipal Fund           --               93
Pennsylvania Municipal
  Bond Fund                             --               6
New Jersey Municipal
  Bond Fund                             --               77

During the year ended August 31, 2006, the following funds utilized capital loss carryforwards to offset realized capital gains.
-----------------------------------------------
                                      Amount
                               ($ Thousands)
-----------------------------------------------
Tax Free Fund                            $10
Institutional Tax Free Fund               48
Massachusetts Tax Free Fund                3

At February 28, 2007, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Fixed Income Funds is as follows:

-----------------------------------------------------------------------------------------------------------
                                                  Aggregate Gross   Aggregate Gross   Net Unrealized
                                                       Unrealized        Unrealized    Appreciation/
                                 Federal Tax Cost    Appreciation      Depreciation   (Depreciation)
                                    ($ Thousands)   ($ Thousands)     ($ Thousands)    ($ Thousands)
-----------------------------------------------------------------------------------------------------------
Intermediate-Term Municipal Fund       $1,082,354         $17,298          $(2,007)          $15,291
Short Duration Municipal Fund             227,824             279             (467)             (188)
Pennsylvania Municipal Bond Fund          102,689           2,479             (168)            2,311
Massachusetts Municipal Bond Fund          38,042             677             (103)              574
New Jersey Municipal Bond Fund            102,448           1,221             (178)            1,043
New York Municipal Bond Fund              140,000           1,823             (244)            1,579
California Municipal Bond Fund            203,612           3,984             (133)            3,851

At February 28, 2007, the Money Market Funds cost of securities for Federal income tax purposes approximates the cost located in the Schedule of Investments.
--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007                 85

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Concluded)










9. SHARE TRANSACTIONS (Thousands):


------------------------------------------------------------------------------------------------------------------------------------
                                                                           INSTITUTIONAL                  MASSACHUSETTS
                                             TAX FREE                        TAX FREE                     TAX FREE MONEY
                                                FUND                           FUND                         MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
                                      09/01/06 to  09/01/05 to       09/01/06 to  09/01/05 to       09/01/06 to  09/01/05 to
                                         02/28/07     08/31/06          02/28/07     08/31/06          02/28/07     08/31/06
------------------------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   CLASS A:
   Shares Issued                        2,348,832    4,657,863         2,093,957    4,872,557                --           --
   Shares Issued in Lieu of
     Cash Distributions                     7,232       12,023             4,201        8,088                --           --
   Shares Redeemed                     (2,381,374)  (4,735,070)       (1,903,402)  (4,907,381)               --           --
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions             (25,310)     (65,184)          167,756      (26,736)               --           --
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Shares Issued                               --           --           530,614    1,146,940           280,754      540,401
   Shares Issued in Lieu of
     Cash Distributions                        --           --             2,577        4,289                96          108
   Shares Redeemed                             --           --          (555,398)  (1,127,124)         (287,538)    (523,829)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class B Transactions                  --           --           (22,207)      24,105            (6,688)      16,680
------------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Shares Issued                               --           --            89,843      278,438                --           --
   Shares Issued in Lieu of
     Cash Distributions                        --           --                14                             --           --
   Shares Redeemed                             --           --           (90,535)    (286,791)               --           --
------------------------------------------------------------------------------------------------------------------------------------
   Total Class C Transactions                  --           --              (678)      (8,353)               --           --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in
     Capital Shares                       (25,310)     (65,184)          144,871      (10,984)           (6,688)      16,680
====================================================================================================================================
Amounts designated as "--" are either $0 or have been rounded to $0.



------------------------------------------------------------------------------------------------------------------------------------
                                             NEW JERSEY                      NEW YORK                      CALIFORNIA
                                             MUNICIPAL                      MUNICIPAL                       MUNICIPAL
                                             BOND FUND                      BOND FUND                      BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
                                      09/01/06 to  09/01/05 to       09/01/06 to  09/01/05 to       09/01/06 to  09/01/05 to
                                         02/28/07     08/31/06          02/28/07     08/31/06          02/28/07     08/31/06
------------------------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:

   CLASS A:
   Shares Issued                            2,175        3,140             1,464        4,701             2,801        6,779
   Shares Issued in Lieu of
     Cash Distributions                       152          269               217          410               321          652
   Shares Redeemed                           (945)      (1,824)             (924)      (1,992)           (1,892)      (6,161)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions               1,382        1,585               757        3,119             1,230        1,270
------------------------------------------------------------------------------------------------------------------------------------
   Increase in Capital Shares               1,382        1,585               757        3,119             1,230        1,270
====================================================================================================================================






--------------------------------------------------------------------------------
86                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007



------------------------------------------------------------------------------------------------------------------------------------
                                   INTERMEDIATE-             SHORT DURATION              PENNSYLVANIA             MASSACHUSETTS
                                  TERM MUNICIPAL                MUNICIPAL                  MUNICIPAL                MUNICIPAL
                                       FUND                       FUND                     BOND FUND                BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
                             09/01/06 to  09/01/05 to   09/01/06 to  09/01/05 to  09/01/06 to  09/01/05 to   09/01/06 to 09/01/05 to
                                02/28/07     08/31/06      02/28/07     08/31/06     02/28/07     08/31/06      02/28/07    08/31/06
------------------------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   CLASS A:
   Shares Issued                  15,632       31,589         7,020       15,808        1,192        1,963           452        903
   Shares Issued in Lieu of
     Cash Distributions            1,603        3,164           289          422          126          228            66        158
   Shares Redeemed               (12,789)     (26,686)       (5,815)      (7,773)        (594)      (1,196)         (352)    (1,172)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions      4,446        8,067         1,494        8,457          724          995           166       (111)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Shares Issued                      --           --            --           --          236          647            --         --
   Shares Issued in Lieu of
     Cash Distributions               --           --            --           --           12           44            --         --
   Shares Redeemed                    --           --            --           --       (1,233)        (644)           --         --
------------------------------------------------------------------------------------------------------------------------------------
   Total Class B Transactions         --           --            --           --         (985)          47            --         --
------------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Shares Issued                      --           --            --           --           --           --            --         --
   Shares Issued in Lieu of
     Cash Distributions               --           --            --           --           --           --            --         --
   Shares Redeemed                    --           --            --           --           --           --            --         --
------------------------------------------------------------------------------------------------------------------------------------
   Total Class C Transactions         --           --            --           --           --           --            --         --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in
     Capital Shares                4,446        8,067         1,494        8,457         (261)       1,042           166       (111)
====================================================================================================================================


10. NEW ACCOUNTING PRONOUNCEMENTS


In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. The Funds will not be required to adopt FIN 48 until February 28, 2008. As of February 28, 2007, the Funds have not evaluated the impact that will result, if any, from adopting FIN 48.


In September 2006, the Financial Accounting Standards Board (FASB) issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS (SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of February 28, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.





--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007                 87

Disclosure of Fund Expenses (Unaudited)



All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons, because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.













--------------------------------------------------------------------------------
88                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007

                    BEGINNING    ENDING               EXPENSES
                     ACCOUNT     ACCOUNT   ANNUALIZED   PAID
                      VALUE       VALUE     EXPENSE    DURING
                      9/1/06     2/28/07    RATIOS     PERIOD*
--------------------------------------------------------------
TAX FREE FUND
--------------------------------------------------------------
ACTUAL FUND RETURN
Class A             $1,000.00   $1,015.80    0.45%      $2.25
HYPOTHETICAL 5% RETURN
Class A             $1,000.00   $1,022.56    0.45%      $2.26
--------------------------------------------------------------
INSTITUTIONAL TAX FREE FUND
--------------------------------------------------------------
ACTUAL FUND RETURN
Class A             $1,000.00   $1,016.40    0.33%      $1.65
Class B              1,000.00    1,014.90    0.63        3.15
Class C              1,000.00    1,013.90    0.83        4.14
HYPOTHETICAL 5% RETURN
Class A             $1,000.00   $1,023.14    0.33%      $1.66
Class B              1,000.00    1,021.63    0.63        3.16
Class C              1,000.00    1,020.63    0.83        4.17
--------------------------------------------------------------
MASSACHUSETTS TAX FREE MONEY MARKET FUND
--------------------------------------------------------------
ACTUAL FUND RETURN
Class B             $1,000.00   $1,015.20    0.55%      $2.75
HYPOTHETICAL 5% RETURN
Class B             $1,000.00   $1,022.03    0.55%      $2.76
--------------------------------------------------------------
INTERMEDIATE-TERM MUNICIPAL FUND
--------------------------------------------------------------
ACTUAL FUND RETURN
Class A             $1,000.00   $1,023.50    0.60%      $3.01
HYPOTHETICAL 5% RETURN
Class A             $1,000.00   $1,021.78    0.60%      $3.01
--------------------------------------------------------------
SHORT DURATION MUNICIPAL FUND
--------------------------------------------------------------
ACTUAL FUND RETURN
Class A             $1,000.00   $1,015.90    0.60%      $3.00
HYPOTHETICAL 5% RETURN
Class A             $1,000.00   $1,021.78    0.60%      $3.01




                    BEGINNING    ENDING               EXPENSES
                     ACCOUNT     ACCOUNT   ANNUALIZED   PAID
                      VALUE       VALUE     EXPENSE    DURING
                      9/1/06     2/28/07    RATIOS     PERIOD*
--------------------------------------------------------------
PENNSYLVANIA MUNICIPAL BOND FUND
--------------------------------------------------------------
ACTUAL FUND RETURN
Class A             $1,000.00   $1,022.40    0.60%      $3.01
Class B              1,000.00    1,023.00    0.48       $2.41
HYPOTHETICAL 5% RETURN
Class A             $1,000.00   $1,021.78    0.60%      $3.01
Class B              1,000.00    1,022.38    0.48       $2.41
--------------------------------------------------------------
MASSACHUSETTS MUNICIPAL BOND FUND
--------------------------------------------------------------
ACTUAL FUND RETURN
Class A             $1,000.00   $1,021.40    0.60%      $3.01
HYPOTHETICAL 5% RETURN
Class A             $1,000.00   $1,021.78    0.60%      $3.01
--------------------------------------------------------------
NEW JERSEY MUNICIPAL BOND FUND
--------------------------------------------------------------
ACTUAL FUND RETURN
Class A             $1,000.00   $1,019.00    0.60%      $3.00
HYPOTHETICAL 5% RETURN
Class A             $1,000.00   $1,021.78    0.60%      $3.01
--------------------------------------------------------------
NEW YORK MUNICIPAL BOND FUND
--------------------------------------------------------------
ACTUAL FUND RETURN
Class A             $1,000.00   $1,019.20    0.60%      $3.00
HYPOTHETICAL 5% RETURN
Class A             $1,000.00   $1,021.78    0.60%      $3.01
--------------------------------------------------------------
CALIFORNIA MUNICIPAL BOND FUND
--------------------------------------------------------------
ACTUAL FUND RETURN
Class A             $1,000.00   $1,018.60    0.60%      $3.00
HYPOTHETICAL 5% RETURN
Class A             $1,000.00   $1,021.78    0.60%      $3.01





*EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE
 AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD SHOWN).









--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007                 89

Board of Trustees Considerations in Approving the
Continuation of Advisory and Sub-Advisory Agreements

(Unaudited)



The SEI Tax Exempt Trust (the "Trust") and SEI Investments Management Corporation ("SIMC") have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the "Funds") and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Trust's Board of Trustees (the "Board"), the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers also are responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers' skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, the Funds' Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Funds' Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a mutual fund's fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust's Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC's and the Sub-Advisers' affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust's Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (a) the quality of SIMC's and the Sub-Advisers' investment management and other services; (b) SIMC's and the Sub-Advisers' investment management personnel; (c) SIMC's and the Sub-Advisers' operations and financial condition; (d) SIMC's and the Sub-Advisers' brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and the Sub-Advisers charge the Funds compared with the fees each charge to comparable mutual funds; (f) the Funds' overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC's and the Sub-Advisers' profitability from their Fund-related operations; (h) SIMC's and the Sub-Advisers' compliance systems; (i) SIMC's and the Sub-Advisers' policies on and compliance procedures for personal securities transactions; (j) SIMC's and the Sub-Advisers' reputation, expertise and resources in domestic and/or international financial markets; and (k) the Funds' performance compared with similar mutual funds.

At the March 14, 2007 and March 15, 2007 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Funds. The Board's approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

o the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

o the Funds' investment performance and how it compared to that of other comparable mutual funds;

o the Funds' expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;



--------------------------------------------------------------------------------
90                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007

Board of Trustees Considerations in Approving the
Continuation of Advisory and Sub-Advisory Agreements

(Unaudited) (Continued)



o the profitability of SIMC and the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

o the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC's and the Sub-Advisers' personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

FUND PERFORMANCE. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered the Funds' performance relative to their peer groups and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

FUND EXPENSES. With respect to the Funds' expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds' net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Funds' respective peer groups. Finally, the Trustees considered the effects of SIMC's voluntary waiver of management and other fees and the Sub-Advisers' fees to prevent total Fund expenses from exceeding a specified cap and that SIMC and the Sub-Advisers, through waivers, have maintained the Funds' net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

PROFITABILITY. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Adviser and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC, and not by the Funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Advisers are reasonable and supported renewal of the Investment Advisory Agreements.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds' shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.





--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2007                 91

Notes

Robert A. Nesher, CHAIRMAN

TRUSTEES

William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco
Nina Lesavoy
James M. Williams

OFFICERS
Robert A. Nesher
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Stephen F. Panner
CONTROLLER AND CHIEF FINANCIAL OFFICER

Russell Emery
CHIEF COMPLIANCE OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Sofia A. Rosala
VICE PRESIDENT, ASSISTANT SECRETARY

James Ndiaye
VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Nicole Welch
ANTI-MONEY LAUNDERING COMPLIANCE OFFICER


INVESTMENT ADVISER
SEI Investments Management Corporation

ADMINISTRATOR
SEI Investments Global Funds Services

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION, CALL
1 800 DIAL SEI
(1 800 342 5734)

[LOGO OMITTED]

    New Ways.
SEI New Answers(R)




SEI Investments Distribution Co.
Oaks, PA 19456   1.800.DIAL.SEI (1.800.342.5734)




SEI-F-090 (2/07)

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Trust's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18, 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office.


ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 SEI Tax Exempt Trust


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             -----------------------------------
                                             Robert A. Nesher, President & CEO

Date:  April 27, 2007






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             -----------------------------------
                                             Robert A. Nesher, President & CEO

Date:  April 27, 2007


By (Signature and Title)*                    /s/ Stephen F. Panner
                                             -----------------------------------
                                             Stephen F. Panner, Controller & CFO

Date:  April 27, 2007
* Print the name and title of each signing officer under his or her signature.